UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Diana R. Gonzalez

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Funds
Exchange-Traded
Funds
Nuveen Exchange-Traded
October 31, 2022
Annual
Report
Fund Name
Listing Exchange
Ticker
Symbol
Nuveen ESG Dividend ETF
Cboe BZX Exchange, Inc. NUDV
Nuveen ESG Emerging Markets Equity ETF
Cboe BZX Exchange, Inc. NUEM
Nuveen ESG International Developed Markets Equity ETF
Cboe BZX Exchange, Inc. NUDM
Nuveen ESG Large-Cap ETF
Cboe BZX Exchange, Inc. NULC
Nuveen ESG Large-Cap Growth ETF
Cboe BZX Exchange, Inc. NULG
Nuveen ESG Large-Cap Value ETF
Cboe BZX Exchange, Inc. NULV
Nuveen ESG Mid-Cap Growth ETF
Cboe BZX Exchange, Inc. NUMG
Nuveen ESG Mid-Cap Value ETF
Cboe BZX Exchange, Inc. NUMV
Nuveen ESG Small-Cap ETF
Cboe BZX Exchange, Inc. NUSC

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Table
of Contents

Chair’s Letter to Shareholders 4
Portfolio Managers’ Comments 5
Risk Considerations 8
Fund Performance, Expense Ratios and Holdings Summaries 10
Expense Examples 29
Report of Independent Registered Public Accounting Firm 32
Portfolios of Investments 34
Statement of Assets and Liabilities 73
Statement of Operations 75
Statement of Changes in Net Assets 77
Financial Highlights 82
Notes to Financial Statements 86
Important Tax Information 96
Additional Fund Information 98
Glossary of Terms Used in this Report 100
Liquidity Risk Management Program 102
Annual Investment Management Agreement Approval Process 103
Trustees and Officers 111

Chair’s Letter
to Shareholders
Dear Shareholders,
With more economic indicators pointing to a broadening contraction across the world’s economies, the conversation has shifted from debating whether a global recession would happen to considering by how much and for how long. Higher than expected inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to pandemic-related supply chain bottlenecks, exacerbated by Russia’s war in Ukraine and recurring lockdowns across China to contain a large-scale
COVID-19 outbreak. This has necessitated increasingly forceful responses from the U.S.
Federal Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating materially slower economic growth and some softening in the labor market. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-
term rate by 0.25% from near zero for the first time since the pandemic was declared more than two years ago. Larger increases of 0.50% in May, four increases of 0.75% during the summer and fall, and another 0.50% hike in December 2022 followed, bringing the target fed funds rate to a range of 4.25% to 4.50%. Additional rate hikes are expected in 2023, as Fed officials closely monitor inflation data along with other economic measures and will modify their rate setting policy based upon these factors. After contracting in the first half of 2022,
U.S. gross domestic product resumed positive growth in the third quarter, according to the government’s estimates. The recent strength was largely attributed to a narrowing in the trade deficit while consumer and business activity has remained slower in part due to higher prices and borrowing costs. The sharp increase in the U.S. dollar’s value relative to other currencies in 2022 has added further uncertainty to the economic outlook. However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
December 22, 2022

Portfolio Managers’
Comments

Nuveen ESG Dividend ETF (NUDV)
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Nuveen ESG Large-Cap ETF (NULC)
Nuveen ESG Large-Cap Growth ETF (NULG)
Nuveen ESG Large-Cap Value ETF (NULV)
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Nuveen ESG Mid-Cap Value ETF (NUMV)
Nuveen ESG Small-Cap ETF (NUSC)
These Funds feature portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen Fund Advisors, LLC. Below, the Funds’
portfolio managers, Philip James (Jim) Campagna, CFA, and Lei Liao, CFA, discuss global economic and market conditions, key investment strategies and the performance of the Funds during the twelve-month reporting period ended October 31, 2022.
For more information on each Fund’s investment objectives and policies, please refer to the prospectus.
What factors affected the global economy and the stock market during the annual reporting period ended October 31, 2022?
After recovering from the pandemic in 2021, the U.S. economy weakened in 2022. Overall, 2021 gross domestic product (GDP)
grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for COVID-19.
However, in early 2022, China’s COVID-19 lockdown and the Russia-Ukraine war worsened existing pandemic-related supply chain disruptions. Inflation increased more than expected over much of 2022, putting pressure on global central banks to respond with more aggressive measures.
The U.S. Federal Reserve (Fed) began an interest rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared more than two years ago. Larger increases of 0.50% in May 2022, three increases of 0.75% during the summer and fall, and additional hikes of 0.75% in November 2022 and 0.50% in December 2022 (subsequent to the end of the reporting period) followed, bringing the target fed funds rate to a range of 4.25% to 4.50%. Volatility increased as markets considered whether the Fed could cool inflation without causing a recession. Additionally, the U.S. dollar appreciated significantly relative to major world currencies, accelerating in March 2022, serving as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. The dollar’s appreciation was driven in part by the Fed’s increasingly forceful response to inflation compared with other central banks, the relatively better prospects of the U.S. economy and “safe-haven” flows from investors uncertain about geopolitical and global economic conditions. In September 2022, global currency and bond markets sold off sharply on concerns about the U.K.’s new fiscal spending plan, but recovered in October 2022 after the plan was mostly withdrawn and a new prime minster was announced.
By mid-year 2022, inflation and higher borrowing costs appeared to be dampening consumer confidence and consumer spending.
U.S. GDP contracted in the first half of 2022, falling by an annual rate of 1.6% and 0.6% in the first and second quarters of 2022, respectively, according to the U.S. Bureau of Economic Analysis. However, the labor market, another key gauge of the economy’s health, has remained resilient. By July 2022, the economy had recovered the 22 million jobs lost since the beginning of the pandemic, and as of October 2022, the unemployment rate remained near its pre-pandemic low at 3.7%. U.S. GDP returned to expansion in the third quarter of 2022, growing by 2.9% (annualized) according to the government’s second estimate, but the gains were primarily related to trade balance adjustments.
Heightened volatility stemming from global economic uncertainty, persistently high inflation and tightening financial conditions drove global equity performance lower in the reporting period. Equity markets remained highly focused on central bank actions and their official outlooks, as well as on the impacts of slower economic activity, inflationary pressure and rising interest rates on corporate profits. While there were a few pockets of strong performance, such as the energy sector and Latin American equities, most market segments ended the reporting period with negative performance.
What key strategies were used to manage the Funds during the twelve-month reporting period ended October 31, 2022?
The Funds employ a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of their respective Custom Indexes, which are comprised solely of equity securities selected from a Base Index that meet certain environmental, social and governance (“ESG”) criteria. Each Fund seeks to track its Custom Index by investing all, or

Portfolio Managers’ Comments
(continued)

substantially all, of its assets in the securities represented in its Custom Index in approximately the same proportions. Each Fund rebalances its holdings quarterly in response to the quarterly rebalance of its Custom Index, which occurs in February, May, August and November.
NUDV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA High Dividend Index (the “NUDV
Custom Index”), which is comprised of equity securities issued by large and mid-capitalization companies listed on U.S. exchanges.
The NUDV Custom Index aims to represent the performance of a set of securities with high dividend income and quality characteristics while maximizing the exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI USA Index (the “NUDV Base Index”). The NUDV Custom Index selects from the securities included in the NUDV Base Index, which generally consists of the large and mid-capitalization segments of the U.S. market.
NUEM seeks to track the investment results, before fees and expenses, of the TIAA ESG Emerging Markets Equity Index (the
“NUEM Custom Index”), which is comprised solely of listed equity securities issued by companies (and depositary receipts representing such securities) located in countries within emerging markets, and uses a rules-based methodology that aims to increase exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI Emerging Markets Index (the “NUEM Base Index”). The NUEM Custom Index selects from the securities included in the
NUEM Base Index, which currently consists of large and mid-capitalization companies located in one of the following 26 emerging market countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea,
Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the
United Arab Emirates.
NUDM seeks to track the investment results, before fees and expenses, of the TIAA ESG International Developed Markets Equity
Index (the “NUDM Custom Index”), which is comprised solely of listed equity securities issued by companies (and depositary receipts representing such securities) located in countries within developed markets, excluding the United States and Canada, and uses a rules-based methodology that aims to increase exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI EAFE Index (the “NUDM Base Index”). The NUDM Custom Index selects from the securities included in the NUDM Base Index, which currently consists of large and mid-capitalization companies located in one of the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong,
Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United
Kingdom.
NULC seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Index (the “NULC Custom
Index”), which is comprised of equity securities issued by large capitalization companies listed on U.S. exchanges, and uses a rules-
based methodology that aims to increase exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI USA Index (the “NULC Base Index”). The NULC Custom Index selects from the securities included in the NULC Base Index, which generally consists of the large and mid-capitalization segments of the U.S. market.
NULG seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Growth Index (the “NULG
Custom Index”), which is comprised of equity securities issued by large-capitalization companies listed on U.S. exchanges, and uses a rules-based methodology that aims to increase exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI USA Growth Index (the “NULG Base Index”). The NULG Custom Index selects from the securities included in the NULG Base Index, which generally consists of large and mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward earnings per share (“EPS”) growth rate, short-
term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend.
NULV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Large-Cap Value Index (the “NULV
Custom Index”), which is comprised of equity securities issued by large-capitalization companies listed on U.S. exchanges, and uses a rules-based methodology that aims to increase exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI USA Value Index (the “NULV Base Index”). The NULV Custom Index selects from the securities included in the NULV Base Index, which generally consists of large and mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, twelve-month forward earnings to price and dividend yield.
NUMG seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Growth Index (the “NUMG
Custom Index”), which is comprised of equity securities issued by mid-capitalization companies listed on U.S. exchanges, and uses a rules-based methodology that aims to increase exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI USA Mid-Cap Growth Index (the “NUMG Base Index”). The NUMG Custom Index
selects from the securities included in the NUMG Base Index, which generally consists of mid-capitalization U.S. equity securities that exhibit overall growth style characteristics based on five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend and long-term historical sales per share growth trend.
NUMV seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Mid-Cap Value Index (the “NUMV
Custom Index”), which is comprised of equity securities issued by mid-capitalization companies listed on U.S. exchanges, and uses a rules-based methodology that aims to increase exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI USA Mid-Cap Value Index (the “NUMV Base Index”). The NUMV Custom Index
selects from the securities included in the NUMV Base Index, which generally consists of mid-capitalization U.S. equity securities that exhibit overall value style characteristics based on three variables: book value to price, twelve-month forward earnings to price and dividend yield.
NUSC seeks to track the investment results, before fees and expenses, of the TIAA ESG USA Small-Cap Index (the “NUSC Custom
Index”), which is comprised of equity securities issued by small-capitalization companies listed on U.S. exchanges, and uses a rules-
based methodology that aims to increase exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the MSCI USA Small-Cap Index (the “NUSC Base Index”). The NUSC Custom Index selects from the securities included in the NUSC Base Index, which generally consists of the small-capitalization segment of the U.S. market.
MSCI Inc. (“MSCI”) is the index provider for each Custom Index and Base Index. Each Custom Index and Base Index are owned, calculated and controlled by MSCI, in its sole discretion. Neither the sub-adviser nor its affiliates has any discretion to select Index components or change the Custom Index’s methodology. Each Custom Index identifies equity securities from its Base Index that satisfy certain ESG criteria, based on ESG performance data collected by MSCI ESG Research, Inc. ESG performance is measured on an industry-specific basis, with assessment categories varying by industry.
How did the Funds perform during the twelve-month reporting period ended October 31, 2022?
The tables in each Fund’s Performance Overview and Expense Ratios section of this report provide each Fund’s total return performance at net asset value (NAV) for the period ended October 31, 2022. Each Fund’s total returns at NAV are compared with the performance of its respective Custom Index.
As global equity markets declined over the trailing twelve-month period, the Funds posted negative returns ranging from -6.2%
(NUDV) to -32.5% (NUMG). Each Fund underperformed its respective Custom Index during the reporting period. The Funds’
performance at NAV reflects management fees and other expenses incurred by the Funds during the reporting period, while the
Custom Indexes are unmanaged and therefore their returns do not reflect any such fees and expenses. Gross of management fees and other expenses, all of the Funds performed in line with their respective Custom Indexes over the reporting period.
During the reporting period, the Custom Indexes for NULG, NUSC and NUEM outperformed or performed in line with their respective Base Indexes. The NUDV Custom Index significantly outperformed the Base Index, driven primarily by a focus on dividend paying stocks, along with stock selection in and an underweight to the information technology sector.
The Custom Indexes for NULC, NULV, NUMG, NUMV and NUDM underperformed their respective Base Indexes. Security selection within the energy sector was a consistent detractor across the Custom Indexes that underperformed relative to their Base Indexes.
Relative to the Base Indexes, the ESG selection process leads to an underweight in energy companies because of constraints on both carbon emission intensity and absolute emissions. Security selection in information technology was also a detractor in the
NULC and NUMG Custom Indexes, while financials had a negative impact in the NUMV Custom Index. The Custom Indexes’
positioning and security selection is consistent with their ESG selection methodology.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations
Nuveen ESG Dividend ETF (NUDV )
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Dividend-paying stocks, such as those held by the Fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. Due to the percentage weight within the base index, the Fund may at times be significantly invested in certain countries, such as China. Investing in China involves additional risks, including a reduction in growth if global or domestic demand for Chinese goods decreases significantly, pricing anomalies that may be connected to governmental influence, a lack of publicy-available information and/or social instability. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.
Nuveen ESG International Developed Markets Equity ETF (NUDM)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.
Nuveen ESG Large-Cap ETF (NULC)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This
ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in large-
capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Large-Cap Growth ETF (NULG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile and can experience sharp price declines. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Large-Cap Value ETF (NULV)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Mid-Cap Growth ETF (NUMG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. Growth stocks tend to be more volatile and can experience sharp price declines. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Mid-Cap Value ETF (NUMV)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG Small-Cap ETF (NUSC)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This
ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations are described in detail in the Fund’s prospectus.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results
. Investment returns
and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Returns quoted for the Funds reflect management fees and other expenses such as transaction costs incurred by the Funds during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses, but do not reflect expected transaction costs. Refer to the Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen ESG Dividend ETF (NUDV)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2022
11
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA High Dividend Yield Index.
Growth of an Assumed $10,000 Investment as of October 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NUDV at NAV 9/27/21 (6.22)% (3.35)% 0.25%
NUDV at Market Price 9/27/21 (6.31)% (3.34)% —
MSCI USA Index — (16.49)% (12.34)% —
TIAA ESG USA High Dividend Yield Index — (6.05)% (3.14)% —

Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .7%
Other Assets Less Liabilities 0 .3%
Net Assets 100%
Portfolio Composition
(% of net assets)
Industrials 16.2%
Financials 15.8%
Health Care 13.3%
Information Technology 12.2%
Consumer Staples 10.8%
Consumer Discretionary 7.5%
Real Estate 7.4%
Utilities 6.2%
Materials 4.0%
Communication Services 3.9%
Energy 2.4%
Other Assets Less Liabilities 0.3%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
JPMorgan Chase & Co 2.5%
Merck & Co Inc 2.2%
Home Depot Inc 2.1%
Bank of America Corp 2.1%
PepsiCo Inc 2.1%

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2022
13
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG Emerging Markets Equity Index.
Growth of an Assumed $10,000 Investment as of October 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUEM at NAV 6/06/17 (31.62)% (2.21)% (0.13)% 0.35%
NUEM at Market Price 6/06/17 (31.88)% (2.53)% (0.21)% —
MSCI Emerging Markets Index (Net) — (31.03)% (3.09)% (0.88)% —
TIAA ESG Emerging Markets Equity Index — (31.20)% (1.47)% 0.63% —

Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 100 .0%
Corporate Bonds 0 .0%
Other Assets Less Liabilities ( 0 .0 ) %
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Taiwan Semiconductor
Manufacturing Co Ltd 6.5%
Alibaba Group Holding Ltd 3.2%
Axis Bank Ltd 2.2%
China Construction Bank Corp 2.1%
Meituan 1.8%
Portfolio Composition
(% of net assets)
Financials 23.1%
Information Technology 17.1%
Consumer Discretionary 13.5%
Materials 10.5%
Communication Services 9.5%
Consumer Staples 8.4%
Industrials 5.6%
Utilities 3.7%
Energy 3.6%
Health Care 3.4%
Real Estate 1.6%
Other Assets Less Liabilities (0.0)%
Total 100%
Country Allocation
1
(% of net assets)
China 25.9%
India 16.7%
Taiwan 13.7%
South Korea 11.1%
Saudi Arabia 6.3%
Brazil 6.1%
South Africa 3.5%
Mexico 2.8%
Thailand 2.4%
Indonesia 2.3%
Other 9.2%
Other Assets Less Liabilities (0.0)%
Net Assets 100%
1 Includes 100.0% (as a percentage of net assets) in emerging market countries.

Nuveen ESG International Developed Markets Equity ETF
(NUDM)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2022
15
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG International Developed Markets Equity
Index.
Growth of an Assumed $10,000 Investment as of October 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUDM at NAV 6/06/17 (24.17)% 0.07% 1.17% 0.30%
NUDM at Market Price 6/06/17 (24.57)% (0.05)% 1.18% —
MSCI EAFE® Index (Net) — (23.00)% (0.09)% 0.99% —
TIAA ESG International Developed Markets Equity Index — (24.06)% 0.32% 1.43% —

Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .5%
Other Assets Less Liabilities 0 .5%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Nestle SA 3.6%
ASML Holding NV 2.0%
UBS Group AG 1.8%
AXA SA 1.8%
Iberdrola SA 1.7%
Portfolio Composition
(% of net assets)
Financials 18.1%
Industrials 16.0%
Consumer Discretionary 12.4%
Health Care 12.2%
Consumer Staples 11.1%
Materials 9.6%
Information Technology 6.3%
Communication Services 6.1%
Real Estate 3.2%
Utilities 2.9%
Energy 1.6%
Other Assets Less Liabilities 0.5%
Total 100%
Country Allocation
1
(% of net assets)
Japan 23.1%
United Kingdom 13.5%
France 9.3%
Australia 7.2%
Switzerland 6.9%
Germany 6.5%
United States 5.8%
Hong Kong 4.5%
Spain 3.0%
Denmark 2.8%
Other 16.9%
Other Assets Less Liabilities 0.5%
Net Assets 100%
1 Includes 1.3% (as a percentage of net assets) in emerging market countries.

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2022
17
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Large-Cap Index.
Growth of an Assumed $10,000 Investment as of October 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NULC at NAV 6/03/19 (19.57)% 11.84% 0.20%
NULC at Market Price 6/03/19 (19.59)% 11.87% —
MSCI USA Index — (16.49)% 12.36% —
TIAA ESG USA Large-Cap Index — (19.46)% 12.08% —

Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 98 .8%
Investments Purchased with
Collateral from Securities
Lending 0 .0%
Other Assets Less Liabilities 1 .2%
Net Assets 100%
Portfolio Composition
(% of net assets)
Information Technology 27.6%
Health Care 14.4%
Financials 11.9%
Consumer Discretionary 10.9%
Consumer Staples 8.8%
Industrials 8.7%
Communication Services 5.4%
Energy 3.6%
Utilities 2.8%
Materials 2.6%
Real Estate 2.1%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Other Assets Less Liabilities 1.2%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 5.8%
Tesla Inc 2.7%
Visa Inc 2.3%
PepsiCo Inc 2.1%
NVIDIA Corp 2.0%

Nuveen ESG Large-Cap Growth ETF (NULG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2022
19
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Large-Cap Growth Index.
Growth of an Assumed $10,000 Investment as of October 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NULG at NAV 12/13/16 (27.90)% 13.05% 14.63% 0.25%
NULG at Market Price 12/13/16 (27.94)% 13.01% 14.63% —
MSCI USA Growth Index — (28.08)% 12.37% 14.19% —
TIAA ESG USA Large-Cap Growth Index — (27.74)% 13.46% 15.05% —

Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 97 .8%
Investments Purchased with
Collateral from Securities
Lending 0 .0%
Other Assets Less Liabilities 2 .2%
Net Assets 100%
Portfolio Composition
(% of net assets)
Information Technology 39.9%
Consumer Discretionary 16.3%
Health Care 12.8%
Industrials 8.9%
Communication Services 8.4%
Financials 4.4%
Consumer Staples 2.6%
Materials 2.5%
Real Estate 1.4%
Energy 0.6%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Other Assets Less Liabilities 2.2%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 11.0%
Tesla Inc 4.6%
Visa Inc 3.4%
Home Depot Inc 3.1%
NVIDIA Corp 3.1%

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2022
21
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Large-Cap Value Index.
Growth of an Assumed $10,000 Investment as of October 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NULV at NAV 12/13/16 (9.09)% 6.84% 7.66% 0.25%
NULV at Market Price 12/13/16 (9.03)% 6.83% 7.69% —
MSCI USA Value Index — (4.52)% 7.50% 7.96% —
TIAA ESG USA Large-Cap Value Index — (8.90)% 7.20% 8.03% —

Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Investments Purchased with
Collateral from Securities
Lending 0 .1%
Other Assets Less Liabilities 0 .1%
Net Assets 100%
Portfolio Composition
(% of net assets)
Health Care 18.4%
Financials 18.0%
Information Technology 13.1%
Consumer Staples 12.9%
Industrials 11.7%
Energy 5.6%
Utilities 5.3%
Real Estate 4.0%
Materials 3.8%
Communication Services 3.7%
Consumer Discretionary 3.3%
Investments Purchased with
Collateral from Securities
Lending 0.1%
Other Assets Less Liabilities 0.1%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Merck & Co Inc 2.8%
PepsiCo Inc 2.7%
JPMorgan Chase & Co 2.6%
Coca-Cola Co 2.6%
Bristol-Myers Squibb Co 2.3%

Nuveen ESG Mid-Cap Growth ETF (NUMG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2022
23
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Mid-Cap Growth Index.
Growth of an Assumed $10,000 Investment as of October 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUMG at NAV 12/13/16 (32.50)% 8.57% 9.54% 0.30%
NUMG at Market Price 12/13/16 (32.48)% 8.57% 9.55% —
MSCI USA Mid-Cap Growth Index — (28.20)% 9.65% 10.54% —
TIAA ESG USA Mid-Cap Growth Index — (32.38)% 8.99% 9.97% —

Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .9%
Investments Purchased with
Collateral from Securities
Lending 0 .5%
Other Assets Less Liabilities ( 0 .4 ) %
Net Assets 100%
Portfolio Composition
(% of net assets)
Information Technology 36.3%
Health Care 18.9%
Industrials 12.7%
Consumer Discretionary 9.1%
Materials 7.2%
Communication Services 6.7%
Financials 4.6%
Real Estate 2.5%
Consumer Staples 1.9%
Investments Purchased with
Collateral from Securities
Lending 0.5%
Other Assets Less Liabilities (0.4)%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Cadence Design Systems Inc 3.4%
Mettler-Toledo International Inc 3.0%
Tractor Supply Co 2.9%
Gartner Inc 2.8%
LPL Financial Holdings Inc 2.7%

Nuveen ESG Mid-Cap Value ETF (NUMV)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2022
25
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Mid-Cap Value Index.
Growth of an Assumed $10,000 Investment as of October 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUMV at NAV 12/13/16 (13.71)% 5.99% 6.43% 0.30%
NUMV at Market Price 12/13/16 (13.76)% 6.01% 6.45% —
MSCI USA Mid-Cap Value Index — (11.46)% 5.99% 6.66% —
TIAA ESG USA Mid-Cap Value Index — (13.53)% 6.40% 6.84% —

Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .8%
Other Assets Less Liabilities 0 .2%
Net Assets 100%
Portfolio Composition
(% of net assets)
Financials 18.6%
Industrials 14.8%
Real Estate 11.3%
Consumer Discretionary 9.0%
Utilities 8.3%
Information Technology 7.7%
Materials 7.3%
Energy 7.1%
Consumer Staples 6.5%
Health Care 5.0%
Communication Services 4.2%
Other Assets Less Liabilities 0.2%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Halliburton Co 2.8%
Carrier Global Corp 2.5%
Arch Capital Group Ltd 2.5%
VICI Properties Inc 2.4%
ONEOK Inc 2.2%

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
October 31, 2022
27
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the TIAA ESG USA Small-Cap Index.
Growth of an Assumed $10,000 Investment as of October 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
NUSC at NAV 12/13/16 (15.68)% 7.85% 8.60% 0.30%
NUSC at Market Price 12/13/16 (15.63)% 7.83% 8.62% —
MSCI USA Small-Cap Index — (16.31)% 7.33% 8.28% —
TIAA ESG USA Small-Cap Index — (15.56)% 8.24% 9.01% —

Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 99 .9%
Common Stock Rights 0 .0%
Investments Purchased with
Collateral from Securities
Lending 1 .8%
Other Assets Less Liabilities ( 1 .7 ) %
Net Assets 100%
Portfolio Composition
(% of net assets)
Industrials 17.7%
Financials 15.3%
Information Technology 14.7%
Consumer Discretionary 13.7%
Health Care 13.3%
Real Estate 6.8%
Materials 5.4%
Energy 4.7%
Consumer Staples 4.3%
Utilities 2.3%
Communication Services 1.7%
Investments Purchased with
Collateral from Securities
Lending 1.8%
Other Assets Less Liabilities (1.7)%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
First Solar Inc 1.4%
Toro Co 1.2%
First Horizon Corp 1.2%
Darling Ingredients Inc 1.1%
NOV Inc 1.1%

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The
Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended October 31, 2022.
The beginning of the period is May 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen ESG Dividend ETF (NUDV)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $ 962.44
Expenses Incurred During the Period $1.29
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.89
Expenses Incurred During the Period $1.33
Expenses are equal to the Fund’s annualized net expense ratio of 0.26% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG Emerging Markets Equity ETF (NUEM)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $796.91
Expenses Incurred During the Period $1.59
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.44
Expenses Incurred During the Period $1.79
Expenses are equal to the Fund’s annualized net expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen ESG International Developed Markets Equity ETF (NUDM)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $860.89
Expenses Incurred During the Period $1.45
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.64
Expenses Incurred During the Period $1.58
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG Large-Cap ETF (NULC)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $929.58
Expenses Incurred During the Period $1.02
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,024.15
Expenses Incurred During the Period $1.07
Expenses are equal to the Fund’s annualized net expense ratio of 0.21% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG Large-Cap Growth ETF (NULG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $919.77
Expenses Incurred During the Period $1.26
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.89
Expenses Incurred During the Period $1.33
Expenses are equal to the Fund’s annualized net expense ratio of 0.26% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG Large-Cap Value ETF (NULV)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $950.71
Expenses Incurred During the Period $1.28
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.89
Expenses Incurred During the Period $1.33
Expenses are equal to the Fund’s annualized net expense ratio of 0.26% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $898.53
Expenses Incurred During the Period $1.44
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.69
Expenses Incurred During the Period $1.53
Expenses are equal to the Fund’s annualized net expense ratio of 0.30% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG Mid-Cap Value ETF (NUMV)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $915.56
Expenses Incurred During the Period $1.45
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.69
Expenses Incurred During the Period $1.53
Expenses are equal to the Fund’s annualized net expense ratio of 0.30% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG Small-Cap ETF (NUSC)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $973.67
Expenses Incurred During the Period $1.49
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.69
Expenses Incurred During the Period $1.53
Expenses are equal to the Fund’s annualized net expense ratio of 0.30% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of Trustees
Nushares ETF Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Funds listed in Appendix A (the Funds), including the portfolios of investments, as of October 31, 2022, the related statements of operations and changes in net assets for the Funds and periods listed in Appendix A, and the related notes (collectively, the financial statements)
and the financial highlights for the Funds and periods listed in Appendix A. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2022, the results of their operations and the changes in their net assets for the periods listed in Appendix A, and the financial highlights for the Funds and periods listed in Appendix A, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2022, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
December 29, 2022

Appendix A
NuShares ETF Trust
For the year ended October 31, 2022 (statement of operations); for the year ended October
31, 2022 and the period September 27, 2021 (commencement of operations) through
October 31, 2021 (statement of changes in net assets and financial highlights):
Nuveen ESG Dividend ETF
For the year ended October 31, 2022 (statement of operations); for each of the years in the two-year period ended October 31, 2022 (statement of changes in net assets); for each of the years in the five-year period ended October 31, 2022 (financial highlights):
Nuveen ESG Emerging Markets Equity ETF
Nuveen ESG International Developed Markets Equity ETF
Nuveen ESG Large-Cap Growth ETF
Nuveen ESG Large-Cap Value ETF
Nuveen ESG Mid-Cap Growth ETF
Nuveen ESG Mid-Cap Value ETF
Nuveen ESG Small-Cap ETF
For the year ended October 31, 2022 (statement of operations); for each of the years in the two-year period ended October 31, 2022 (statement of changes in net assets); for each of the years in the three-year period ended October 31, 2022, and the period June 3, 2019
(commencement of operations) through October 31, 2019 (financial highlights):
Nuveen ESG Large-Cap ETF

Nuveen ESG Dividend ETF (NUDV)
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
Communication Services - 3.9%
3,861 Comcast Corp, Class A $ 122,548
915 Interpublic Group of Cos Inc 27,258
2,207 Lumen Technologies Inc 16,243
1,436 Paramount Global 26,308
3,447 Verizon Communications Inc 128,814
Total Communication Services 321,171
Consumer Discretionary - 7.5%
469 Best Buy Co Inc 32,084
308 Hasbro Inc 20,097
580 Home Depot Inc 171,756
623 LKQ Corp 34,664
668 Lowe's Cos Inc 130,227
765 Target Corp 125,651
260 Tractor Supply Co 57,140
95 Vail Resorts Inc 20,817
768 VF Corp 21,696
Total Consumer Discretionary 614,132
Consumer Staples - 10.8%
1,306 Archer-Daniels-Midland Co 126,656
352 Bunge Ltd (2) 34,742
286 Clorox Co 41,767
2,641 Coca-Cola Co 158,064
550 Colgate-Palmolive Co 40,612
1,814 Keurig Dr Pepper Inc 70,456
1,608 Kroger Co 76,042
582 McCormick & Co Inc/MD 45,769
2,001 Mondelez International Inc, Class A 123,022
931 PepsiCo Inc 169,051
Total Consumer Staples 886,181
Energy - 2.4%
2,298 Baker Hughes Co 63,563
2,109 Halliburton Co 76,810
1,038 ONEOK Inc 61,574
Total Energy 201,947
Financials - 15.8%
4,761 Bank of America Corp 171,586
1,781 Bank of New York Mellon Corp 74,998
189 BlackRock Inc 122,077
658 Discover Financial Services 68,735
394 Goldman Sachs Group Inc 135,737
3,346 Huntington Bancshares Inc/OH 50,792
793 Invesco Ltd 12,149
1,602 JPMorgan Chase & Co 201,660
1,518 Morgan Stanley 124,734
460 Northern Trust Corp 38,801
739 PNC Financial Services Group Inc 119,592
872 Prudential Financial Inc 91,726
2,169 Regions Financial Corp 47,609
1,164 Synchrony Financial 41,392
Total Financials 1,301,588

Shares Description (1) Value
Health Care - 13.3%
562 Amgen Inc $ 151,937
1,169 Baxter International Inc 63,535
1,944 Bristol-Myers Squibb Co 150,601
632 Cardinal Health Inc 47,969
448 Cigna Corp 144,731
1,970 Gilead Sciences Inc 154,566
1,779 Merck & Co Inc 180,035
3,536 Pfizer Inc 164,601
273 Quest Diagnostics Inc 39,216
Total Health Care 1,097,191
Industrials - 16.2%
413 3M Co 51,951
302 A O Smith Corp 16,544
204 Allegion plc 21,373
1,972 Carrier Global Corp 78,407
685 Caterpillar Inc 148,275
50 CH Robinson Worldwide Inc 4,886
328 Cummins Inc 80,199
335 Dover Corp 43,781
1,369 Emerson Electric Co 118,555
1,338 Fastenal Co 64,666
305 Fortune Brands Home & Security Inc 18,398
585 Illinois Tool Works Inc 124,915
1,614 Johnson Controls International plc 93,354
77 Lennox International Inc 17,985
548 Masco Corp 25,356
989 Otis Worldwide Corp 69,863
225 Owens Corning 19,262
385 Pentair PLC 16,536
257 Robert Half International Inc 19,650
271 Rockwell Automation Inc 69,186
124 Snap-on Inc 27,534
543 Trane Technologies PLC 86,679
698 United Parcel Service Inc, Class B 117,104
Total Industrials 1,334,459
Information Technology - 12.2%
518 Automatic Data Processing Inc 125,201
3,203 Cisco Systems Inc 145,512
1,233 Fidelity National Information Services Inc 102,327
3,023 Hewlett Packard Enterprise Co 43,138
2,445 HP Inc 67,531
4,055 Intel Corp 115,284
1,003 International Business Machines Corp 138,705
1,349 NortonLifeLock Inc 30,393
609 NXP Semiconductors NV 88,963
837 Texas Instruments Inc 134,447
897 Western Union Co 12,118
Total Information Technology 1,003,619
Materials - 4.0%
3,487 Amcor PLC 40,379
591 International Flavors & Fragrances Inc 57,687
819 International Paper Co 27,527
1,842 Newmont Corp 77,953
550 PPG Industries Inc 62,799
439 Steel Dynamics Inc 41,288
593 Westrock Co 20,198
Total Materials 327,831

Nuveen ESG Dividend ETF (NUDV)
(continued)
Portfolio of Investments
October 31, 2022
36
Shares Description (1) Value
Real Estate - 7.4%
360 Alexandria Real Estate Equities Inc $ 52,308
507 American Tower Corp 105,046
347 Boston Properties Inc 25,227
707 Crown Castle Inc 94,215
178 Equinix Inc 100,826
676 Iron Mountain Inc 33,847
991 Prologis Inc 109,753
361 Regency Centers Corp 21,844
1,057 Welltower Inc 64,519
Total Real Estate 607,585
Utilities - 6.2%
422 American Water Works Co Inc 61,333
323 Atmos Energy Corp 34,416
1,463 CenterPoint Energy Inc 41,856
822 Consolidated Edison Inc 72,303
586 Essential Utilities Inc 25,913
800 Eversource Energy 61,024
2,279 Exelon Corp 87,947
719 Sempra Energy 108,526
488 UGI Corp 17,241
Total Utilities 510,559
Total Long-Term Investments (cost $8,497,099) 8,206,263
Other Assets Less Liabilities - 0.3% 25,732
Net Assets - 100% $ 8,231,995
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See accompanying notes to financial statements

Nuveen ESG Emerging Markets Equity ETF
(NUEM)
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
Communication Services - 9.5%
3,906,014 Alibaba Pictures Group Ltd (2) $ 144,301
228,105 Baidu Inc , Class A (2) 2,182,295
80,745 Bharti Airtel Ltd 811,571
122,213 Etihad Etisalat Co 1,190,402
32,000 Focus Media Information Technology Co Ltd, Class A 19,558
1,078 HYBE Co Ltd (2) 91,571
977 Info Edge India Ltd 46,287
38,583 Kakao Corp 1,373,272
58,784 Kanzhun Ltd (2) 642,509
230,961 Kuaishou Technology, 144A (2) 950,342
143,585 Mobile Telecommunications Co Saudi Arabia (2) 495,997
80,097 MTN Group Ltd 565,898
175,891 NetEase Inc 1,918,033
286,867 Saudi Telecom Co 3,084,304
65,052 Telefonica Brasil SA 512,135
9,937,986 Telkom Indonesia Persero Tbk PT 2,797,099
Total Communication Services 16,825,574
Consumer Discretionary - 13.5%
723,455 Alibaba Group Holding Ltd (2) 5,663,332
84,300 Allegro.eu SA, 144A (2) 409,897
23,065 BYD Co Ltd, Class A 776,175
74,923 BYD Co Ltd 1,676,971
17,912 Coway Co Ltd 695,380
31,102 Eicher Motors Ltd 1,446,730
460 FF Group (2),(3) 5
33,150 Hero MotoCorp Ltd 1,072,001
37,094 Hotai Motor Co Ltd 672,291
72,140 JD Health International Inc , 144A (2) 395,629
34,338 LG Electronics Inc 1,967,061
64,597 Li Auto Inc , ADR (2) 879,811
103,887 Mahindra & Mahindra Ltd 1,692,513
202,254 Meituan , Class B, 144A (2) 3,215,514
8,681 Naspers Ltd 897,552
13,764 Pop Mart International Group Ltd, 144A 17,815
111,494 Tongcheng Travel Holdings Ltd (2) 173,849
9,295 Vipshop Holdings Ltd, ADR (2) 64,786
14,218 XPeng Inc , ADR (2) 94,123
49,938 Yum China Holdings Inc 2,064,936
90,797 Zomato Ltd (2) 69,213
Total Consumer Discretionary 23,945,584
Consumer Staples - 8.4%
80,743 Almarai Co JSC 1,209,786
36,126 Arca Continental SAB de CV 295,375
53,625 Atacadao SA 198,874
2,509 BGF retail Co Ltd 328,498
1,679 Britannia Industries Ltd 76,398
458,727 Cencosud SA 617,264
149,999 China Mengniu Dairy Co Ltd 480,579
1,602 CJ CheilJedang Corp 465,603
169,193 Coca-Cola Femsa SAB de CV 1,063,881
138,923 CP ALL PCL 219,006
389,224 Fomento Economico Mexicano SAB de CV 2,789,024
102,521 Hindustan Unilever Ltd 3,159,075

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
October 31, 2022
38
Shares Description (1) Value
Consumer Staples (continued)
6,567 Kuala Lumpur Kepong Bhd $ 30,113
666 LG H&H Co Ltd 131,148
166,900 Marico Ltd 1,057,623
5,158 Nestle India Ltd 1,268,876
84,983 Savola Group 662,666
635,219 Unilever Indonesia Tbk PT 188,967
926,115 Want Want China Holdings Ltd 608,770
Total Consumer Staples 14,851,526
Energy - 3.6%
563,426 China Suntien Green Energy Corp Ltd 213,891
341,682 Cosan SA 1,097,862
1,183,842 Dialog Group Bhd 515,802
21,338 Empresas Copec SA 146,999
15,356 HD Hyundai Co Ltd 656,520
87,451 Offshore Oil Engineering Co Ltd, Class A 56,073
95,977 Petronas Dagangan Bhd 440,098
157,769 Qatar Fuel QSC 826,590
11,594 SK Innovation Co Ltd (2) 1,408,096
362,459 Thai Oil PCL 519,023
233,460 Ultrapar Participacoes SA 596,636
Total Energy 6,477,590
Financials - 23.1%
370,823 Alpha Services and Holdings SA (2) 343,780
352,385 Axis Bank Ltd 3,856,855
275,948 B3 SA - Brasil Bolsa Balcao 790,940
8,291 Bajaj Finance Ltd 715,553
424,544 Banco Bradesco SA (2) 1,606,831
93,075 Banco Bradesco SA (2) 295,158
270,149 Banco do Brasil SA 1,905,935
209,098 Bandhan Bank Ltd, 144A 602,583
1,193,570 Bank Central Asia Tbk PT 673,404
11,896 Bank Polska Kasa Opieki SA 195,568
928,303 Cathay Financial Holding Co Ltd 1,088,986
7,170,221 China Construction Bank Corp 3,808,967
159,751 China Construction Bank Corp, Class A 116,379
297,288 China Merchants Bank Co Ltd 977,093
137,300 China Merchants Bank Co Ltd, Class A 502,365
191,858 Commercial International Bank Egypt SAE 257,400
3,401 Credicorp Ltd 497,770
569,105 First Abu Dhabi Bank PJSC 2,773,439
406,117 FirstRand Ltd 1,422,045
852,682 Fubon Financial Holding Co Ltd 1,349,578
13,734 Galaxy Mezz Ltd (2) 1,852
29,342 Hana Financial Group Inc 849,702
42,947 Huatai Securities Co Ltd, 144A 42,072
109,496 Huatai Securities Co Ltd, Class A 178,806
4,728 ICICI Prudential Life Insurance Co Ltd, 144A 28,990
197,853 Itau Unibanco Holding SA (2) 1,146,263
35,688 KB Financial Group Inc 1,203,839
44,343 Kotak Mahindra Bank Ltd 1,018,854
1,138,169 Malayan Banking Bhd 2,067,866
76,909 Moneta Money Bank AS, 144A 224,481
18,362 Nedbank Group Ltd 217,376
934,578 Old Mutual Ltd 530,921
1,843,778 Postal Savings Bank of China Co Ltd, 144A 854,966
513,000 Postal Savings Bank of China Co Ltd, Class A 271,543
738,726 Public Bank Bhd 698,415
389,594 Qatar National Bank QPSC 2,133,179
9,946 Samsung Fire & Marine Insurance Co Ltd 1,396,469

Shares Description (1) Value
Financials (continued)
21,426 Samsung Life Insurance Co Ltd $ 1,013,803
74,979 Shinhan Financial Group Co Ltd 1,910,729
91,169 Standard Bank Group Ltd 851,539
70,746 Woori Financial Group Inc 583,569
Total Financials 41,005,863
Health Care - 3.4%
465,874 3SBio Inc , 144A 328,789
164 BeiGene Ltd, ADR (2) 27,698
19,000 China Resources Sanjiu Medical & Pharmaceutical Co Ltd,
Class A
141,370
447,471 CSPC Pharmaceutical Group Ltd 460,020
28,292 Dr Sulaiman Al Habib Medical Services Group Co 1,706,156
71,017 Genscript Biotech Corp (2) 179,491
27,463 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd,
Class A
101,121
4,726 Hangzhou Tigermed Consulting Co Ltd, 144A 32,119
2,036,538 Kalbe Farma Tbk PT 267,665
32,019 Pharmaron Beijing Co Ltd, 144A 107,684
117,900 Piramal Pharma Ltd (2) 234,867
13,188 Richter Gedeon Nyrt 260,004
24,968 Shanghai Fosun Pharmaceutical Group Co Ltd, Class A 112,508
20,132 Shanghai Fosun Pharmaceutical Group Co Ltd 50,831
155,533 Shanghai Pharmaceuticals Holding Co Ltd 210,816
54,100 Shanghai Pharmaceuticals Holding Co Ltd, Class A 129,750
1,605 Shenzhen Mindray Bio-Medical Electronics Co Ltd, Class A 71,258
26,156 WuXi AppTec Co Ltd, Class A 272,618
57,212 WuXi AppTec Co Ltd, 144A 458,433
134,415 Wuxi Biologics Cayman Inc , 144A (2) 607,876
34,808 Yunnan Baiyao Group Co Ltd, Class A 259,086
Total Health Care 6,020,160
Industrials - 5.6%
36,319 Air China Ltd (2) 25,262
817,682 Airports of Thailand PCL 1,579,076
15,873 CCR SA 39,204
14,448 China Conch Venture Holdings Ltd 21,314
1,437 CJ Corp 72,433
24,361 Contemporary Amperex Technology Co Ltd, Class A 1,239,237
49,947 Evergreen Marine Corp Taiwan Ltd 213,134
56,450 Grupo Aeroportuario del Pacifico SAB de CV, Class B 872,815
1,893 Grupo Aeroportuario del Sureste SAB de CV, Class B 44,223
10,805 Havells India Ltd 158,764
11,198 HMM Co Ltd 150,150
6,079 Hyundai Glovis Co Ltd 742,564
64,200 Jiangsu Zhongtian Technology Co Ltd, Class A 192,422
24,756 LG Corp 1,376,444
26,500 Ming Yang Smart Energy Group Ltd, Class A 90,019
37,744 Samsung Engineering Co Ltd (2) 631,959
94,654 SF Holding Co Ltd, Class A 623,184
41,400 Shenzhen Inovance Technology Co Ltd, Class A 376,718
6,682 Siemens Ltd 236,162
26,928 Turk Hava Yollari AO (2) 146,633
446,414 Turkiye Sise ve Cam Fabrikalari AS 797,181
7,276 Wan Hai Lines Ltd 15,287
6,334 WEG SA 48,622
20,700 Xinjiang Goldwind Science & Technology Co Ltd, Class A 29,511
433,316 Zhejiang Expressway Co Ltd 268,827
Total Industrials 9,991,145

Nuveen ESG Emerging Markets Equity ETF (NUEM)
(continued)
Portfolio of Investments
October 31, 2022
40
Shares Description (1) Value
Information Technology - 17.1%
237,820 AAC Technologies Holdings Inc $ 435,658
211,184 Asustek Computer Inc 1,546,727
849,997 AU Optronics Corp 445,805
346,612 Delta Electronics Inc 2,769,884
65,242 Delta Electronics Thailand PCL 994,229
3,435 HCL Technologies Ltd 43,204
153,825 Infosys Ltd 2,857,407
1,559,420 Lenovo Group Ltd 1,247,560
75,309 LG Display Co Ltd 674,078
2,896 Samsung SDS Co Ltd 254,133
208,513 Sunny Optical Technology Group Co Ltd 1,807,590
953,628 Taiwan Semiconductor Manufacturing Co Ltd (2) 11,542,087
76,816 Tata Consultancy Services Ltd 2,963,185
31,300 Unisplendour Corp Ltd, Class A 73,232
2,318,645 United Microelectronics Corp 2,813,531
Total Information Technology 30,468,310
Materials - 10.5%
3,213 Anglo American Platinum Ltd 255,452
47,434 Asian Paints Ltd 1,780,806
1,563,955 Barito Pacific Tbk PT 82,722
42,100 Chengtun Mining Group Co Ltd, Class A 31,819
16,800 Chengxin Lithium Group Co Ltd, Class A 99,057
78,081 China Jushi Co Ltd, Class A 124,630
454,281 China Steel Corp 378,538
1,140,913 CMOC Group Ltd 367,715
335,507 CMOC Group Ltd, Class A 189,950
104,772 Empresas CMPC SA 166,181
51,367 Ganfeng Lithium Group Co Ltd, 144A 347,470
31,292 Ganfeng Lithium Group Co Ltd, Class A 337,334
369,724 Gerdau SA 1,814,359
69,124 Gold Fields Ltd 558,521
84,981 Grasim Industries Ltd 1,767,531
51,871 Impala Platinum Holdings Ltd 530,917
22,831 KGHM Polska Miedz SA 457,735
150,172 Klabin SA 618,747
2,750 Korea Zinc Co Ltd 1,235,565
19,719 Kumba Iron Ore Ltd 371,246
4,042 Lotte Chemical Corp 419,963
120,707 Merdeka Copper Gold Tbk PT (2) 29,176
666,579 Nan Ya Plastics Corp 1,412,905
68,735 SABIC Agri -Nutrients Co 2,908,508
55,804 Shandong Nanshan Aluminum Co Ltd, Class A 23,448
5,230 Shanghai Putailai New Energy Technology Co Ltd, Class A 35,611
115,620 Siam Cement PCL 984,259
21,600 Sichuan Yahua Industrial Group Co Ltd, Class A 78,826
120,900 Sinopec Shanghai Petrochemical Co Ltd, Class A 50,635
1,430 SK Chemicals Co Ltd 88,744
18,800 Tianqi Lithium Corp, Class A (2) 245,063
73,970 Tianshan Aluminum Group Co Ltd, Class A 62,969
58,400 Transfar Zhilian Co Ltd, Class A 39,278
5,000 Youngy Co Ltd, Class A (2) 75,163
17,000 Yunnan Energy New Material Co Ltd, Class A 343,335
33,000 Yunnan Tin Co Ltd, Class A 51,368
31,102 Zhejiang Huayou Cobalt Co Ltd, Class A 231,161
16,099 Zhejiang Yongtai Technology Co Ltd, Class A 47,923
Total Materials 18,644,630

Shares Description (1) Value
Real Estate - 1.6%
288,685 China Resources Land Ltd $ 904,686
8,470 China Resources Mixc Lifestyle Services Ltd, 144A 24,817
266,332 China Vanke Co Ltd 341,997
189,862 China Vanke Co Ltd, Class A 350,191
2,182,495 SM Prime Holdings Inc 1,186,344
Total Real Estate 2,808,035
Utilities - 3.7%
6,126 ACEN Corp 661
22,675 Adani Green Energy Ltd (2) 576,041
16,749 Adani Total Gas Ltd 728,992
296,200 China Resources Gas Group Ltd 758,438
58,054 Cia Energetica de Minas Gerais 125,794
2,339,459 Enel Americas SA 231,711
203,513 ENN Energy Holdings Ltd 2,023,502
105,719 Interconexion Electrica SA ESP 417,187
26,328 Jiangsu Eastern Shenghong Co Ltd, Class A 43,963
72,274 Manila Electric Co 375,900
485,964 Power Grid Corp of India Ltd 1,339,406
Total Utilities 6,621,595
Total Common Stocks (cost $216,392,685) 177,660,012
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
CORPORATE BONDS - 0.0%
Consumer Staples - 0.0%
$ 25 Britannia Industries Ltd 5.500% 6/03/24 N/R 292
$ 25 Total Corporate Bonds (cost $0) 292
Total Long-Term Investments (cost $216,392,685) 177,660,304
Other Assets Less Liabilities - (0.0)% (46,573)
Net Assets - 100% $ 177,613,731
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) For fair value measurement disclosure purposes, investment classified as Level 3.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
See accompanying notes to financial statements

Nuveen ESG International Developed Markets
Equity ETF (NUDM)
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
Communication Services - 6.1%
1,151,218 BT Group PLC $ 1,720,440
788,793 HKT Trust & HKT Ltd 891,303
124,570 KDDI Corp 3,683,420
103,026 Nintendo Co Ltd 4,207,406
1,710 Publicis Groupe SA 95,895
64,566 SoftBank Corp 636,603
146,009 Telenor ASA 1,327,119
1,582,709 Vodafone Group PLC 1,852,137
177,520 WPP PLC 1,565,609
175,389 Z Holdings Corp 453,827
Total Communication Services 16,433,759
Consumer Discretionary - 12.4%
12,404 Bayerische Motoren Werke AG 915,784
44,670 Bayerische Motoren Werke AG 3,510,776
32,230 Delivery Hero SE, 144A (2) 1,062,348
5,237 D'ieteren Group 871,119
23,384 EssilorLuxottica SA 3,705,941
34,763 HelloFresh SE (2) 696,093
22,821 Honda Motor Co Ltd 517,881
68,799 Mercedes-Benz Group AG 3,984,653
27,904 Oriental Land Co Ltd/Japan 3,745,314
462,360 Panasonic Holdings Corp 3,311,348
24,407 Prosus NV 1,062,362
69,348 Sony Group Corp 4,660,059
5,659 Valeo 93,348
130,179 Wesfarmers Ltd 3,784,225
58,916 Yamaha Motor Co Ltd 1,216,888
Total Consumer Discretionary 33,138,139
Consumer Staples - 11.1%
84,284 Ajinomoto Co Inc 2,322,651
15,508 Associated British Foods PLC 240,955
42,936 Coca-Cola Europacific Partners PLC (2) 2,020,139
31,420 Coca-Cola HBC AG 688,237
79,505 Danone SA 3,955,655
236,829 J Sainsbury PLC 530,077
28,692 Koninklijke Ahold Delhaize NV 801,106
10,077 L'Oreal SA 3,168,150
86,686 Mowi ASA 1,292,763
89,361 Nestle SA 9,736,621
156,702 Orkla ASA 1,057,456
83,349 Unilever PLC 3,814,084
Total Consumer Staples 29,627,894
Energy - 1.6%
49,784 Ampol Ltd 866,850
80,199 Neste Oyj 3,514,596
Total Energy 4,381,446
Financials - 18.1%
70,944 3i Group PLC 947,912
322,492 AIA Group Ltd 2,442,359
15,461 Allianz SE 2,784,176

Shares Description (1) Value
Financials (continued)
101,709 Australia & New Zealand Banking Group Ltd $ 1,662,367
192,084 AXA SA 4,746,155
659,956 Banco Bilbao Vizcaya Argentaria SA 3,397,661
265,728 Bank Hapoalim BM 2,574,606
511,081 Barclays PLC 869,469
75,096 BOC Hong Kong Holdings Ltd 233,424
118,733 DNB Bank ASA 2,101,297
25,297 Gjensidige Forsikring ASA 462,053
43,339 Hang Seng Bank Ltd 610,070
348,911 HSBC Holdings PLC 1,796,888
2,425,729 Intesa Sanpaolo SpA 4,624,718
1 Isracard Ltd 3
131,871 Legal & General Group PLC 353,611
4,759,933 Lloyds Banking Group PLC 2,302,843
93,216 MS&AD Insurance Group Holdings Inc 2,471,586
372,160 Nomura Holdings Inc (2) 1,206,356
379,670 Prudential PLC 3,544,275
179,050 Singapore Exchange Ltd 1,065,367
122,390 Societe Generale SA 2,809,392
23,343 Tokio Marine Holdings Inc 422,619
302,778 UBS Group AG 4,807,537
3,307 Wendel SE 259,190
Total Financials 48,495,934
Health Care - 12.2%
108 Argenx SE (2) 42,142
278,510 Astellas Pharma Inc 3,834,701
35,071 AstraZeneca PLC 4,140,462
135,796 Chugai Pharmaceutical Co Ltd 3,151,991
123,619 Daiichi Sankyo Co Ltd 3,964,690
6,117 Genmab A/S (2) 2,358,268
228,410 GSK PLC 3,757,456
55 Lonza Group AG 28,326
8,308 Merck KGaA 1,354,850
3,701 NMC Health PLC (2),(3) –
20,652 Novartis AG 1,669,495
42,082 Novo Nordisk A/S, Class B 4,576,055
14,517 Ramsay Health Care Ltd 543,699
28,565 Shionogi & Co Ltd 1,324,135
7,828 Sonova Holding AG 1,851,499
Total Health Care 32,597,769
Industrials - 16.0%
152,101 ABB Ltd 4,231,318
33,605 Adecco Group AG 1,052,391
133 Atlas Copco AB 1,287
384,232 Aurizon Holdings Ltd 889,424
47,871 Bouygues SA 1,366,408
300,118 Brambles Ltd 2,241,514
214,197 CNH Industrial NV 2,774,350
46,399 Dai Nippon Printing Co Ltd 931,195
4,735 Daikin Industries Ltd 713,109
20,512 DCC PLC 1,143,038
17,415 Eiffage SA 1,575,597
16,459 FANUC Corp (2) 2,173,715
39,849 Getlink SE 631,338
273,347 Grab Holdings Ltd (2) 710,702
120,633 Komatsu Ltd 2,311,453
42,590 Lixil Corp 645,004
323,495 MTR Corp Ltd 1,423,817
11,207 MTU Aero Engines AG 2,007,604

Nuveen ESG International Developed Markets Equity ETF (NUDM)
(contin-
ued)
Portfolio of Investments
October 31, 2022
44
Shares Description (1) Value
Industrials (continued)
148,839 Nibe Industrier AB $ 1,186,623
4,667 Recruit Holdings Co Ltd 144,122
167,314 RELX PLC 4,509,631
1,910 Schneider Electric SE 242,123
44 SGS SA 97,123
78,330 Smiths Group PLC 1,407,341
439,111 Transurban Group 3,723,269
27,137 Vestas Wind Systems A/S 534,631
217,481 Volvo AB 3,558,277
13,596 West Japan Railway Co 539,779
Total Industrials 42,766,183
Information Technology - 6.3%
11,500 ASML Holding NV 5,432,960
113,711 Computershare Ltd 1,837,445
21,986 Fujitsu Ltd 2,533,120
7,267 Ibiden Co Ltd 245,925
15,783 Logitech International SA 786,193
23,173 SAP SE 2,236,939
54,804 STMicroelectronics NV (2) 1,711,631
143,114 Telefonaktiebolaget LM Ericsson 795,189
3,588 Tokyo Electron Ltd 953,275
25,727 Yokogawa Electric Corp 431,163
Total Information Technology 16,963,840
Materials - 9.6%
82,826 Antofagasta PLC 1,120,977
6,704 Arkema SA 530,867
262,278 Asahi Kasei Corp 1,684,289
57,177 Boliden AB 1,664,016
44,361 Clariant AG 714,120
29,143 Croda International PLC 2,268,236
168,745 Fortescue Metals Group Ltd 1,586,188
217 Givaudan SA 648,344
2,249 Johnson Matthey PLC 50,092
35,606 Mineral Resources Ltd 1,665,042
268,329 Mitsubishi Chemical Group Corp 1,213,334
38,491 Mitsui Chemicals Inc 713,444
57,875 Newcrest Mining Ltd 642,092
52,404 Nippon Paint Holdings Co Ltd 334,940
17,296 Nitto Denko Corp 911,143
93,679 Orica Ltd 831,454
36,610 SIG Group AG 703,848
8,286 Sika AG 1,869,577
36,672 Smurfit Kappa Group PLC 1,215,287
312,769 Sumitomo Chemical Co Ltd 1,054,242
51,741 Sumitomo Metal Mining Co Ltd 1,455,787
290,145 Toray Industries Inc 1,414,270
40,572 Umicore SA 1,337,313
Total Materials 25,628,902
Real Estate - 3.2%
486,454 CapitaLand Integrated Commercial Trust 646,268
546,070 Capitaland Investment Ltd/Singapore 1,161,523
86,422 City Developments Ltd 465,974
49,615 Hulic Co Ltd 360,508
44,837 Klepierre SA 901,803
127,767 Lendlease Corp Ltd 709,978
302,355 Sun Hung Kai Properties Ltd 3,252,786

Shares Description (1) Value
Real Estate (continued)
24,757 Unibail-Rodamco-Westfield (2) $ 1,171,556
Total Real Estate 8,670,396
Utilities - 2.9%
459,462 Iberdrola SA 4,665,973
176,993 National Grid PLC 1,932,658
14,264 Verbund AG 1,117,252
Total Utilities 7,715,883
Total Long-Term Investments (cost $304,851,117) 266,420,145
Other Assets Less Liabilities - 0.5% 1,335,780
Net Assets - 100% $ 267,755,925
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) For fair value measurement disclosure purposes, investment classified as Level 3.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
See accompanying notes to financial statements

Nuveen ESG Large-Cap ETF (NULC)
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
Communication Services - 5.4%
19 Comcast Corp, Class A $ 603
8 Electronic Arts Inc 1,008
1,109 Liberty Global PLC, Class A (2) 18,698
2,109 Liberty Global PLC, Class C (2) 37,245
1,379 Liberty Media Corp-Liberty Formula One, Class C (2) 79,610
2,017 Match Group Inc (2) 87,134
728 Netflix Inc (2) 212,489
2 Paramount Global 37
4,057 Pinterest Inc, Class A (2) 99,802
7,809 Snap Inc, Class A (2) 77,387
6,346 Verizon Communications Inc 237,150
3,610 Walt Disney Co (2) 384,609
5 Warner Bros Discovery Inc (2) 65
1,853 ZoomInfo Technologies Inc (2) 82,514
Total Communication Services 1,318,351
Consumer Discretionary - 10.9%
4 Aptiv PLC (2) 364
54 AutoZone Inc (2) 136,776
2 BorgWarner Inc 75
218 Domino's Pizza Inc 72,428
4 Etsy Inc (2) 376
6 Genuine Parts Co 1,067
1,958 Hilton Worldwide Holdings Inc 264,839
942 Home Depot Inc 278,955
1,894 LKQ Corp 105,382
326 Lowe's Cos Inc 63,554
72 Lululemon Athletica Inc (2) 23,691
126 MercadoLibre Inc (2) 113,604
21 Newell Brands Inc 290
2,366 NIKE Inc, Class B 219,281
9 Ross Stores Inc 861
1,567 Target Corp 257,380
2,915 Tesla Inc (2) 663,279
3,124 TJX Cos Inc 225,240
3 Ulta Beauty Inc (2) 1,258
3 Vail Resorts Inc 657
2,014 Yum! Brands Inc 238,156
Total Consumer Discretionary 2,667,513
Consumer Staples - 8.8%
3,966 Archer-Daniels-Midland Co 384,623
615 Bunge Ltd (2) 60,700
7,942 Coca-Cola Co 475,329
2 General Mills Inc 163
5 Hormel Foods Corp 232
13 Kellogg Co 999
1,925 Keurig Dr Pepper Inc 74,767
3,902 Kroger Co 184,526
2,781 PepsiCo Inc 504,974
3,460 Procter & Gamble Co 465,958
Total Consumer Staples 2,152,271

Shares Description (1) Value
Energy - 3.6%
6,932 Baker Hughes Co $ 191,739
1,615 Cheniere Energy Inc 284,902
6,368 Halliburton Co 231,922
3,155 ONEOK Inc 187,155
Total Energy 895,718
Financials - 11.9%
1,275 American Express Co 189,274
2 BlackRock Inc 1,292
3,763 Citigroup Inc 172,571
127 Goldman Sachs Group Inc 43,753
124 Intercontinental Exchange Inc 11,851
2,820 JPMorgan Chase & Co 354,982
565 LPL Financial Holdings Inc 144,442
2,297 Marsh & McLennan Cos Inc 370,942
3,801 Morgan Stanley 312,328
2,238 PNC Financial Services Group Inc 362,175
2,641 Prudential Financial Inc 277,807
66 Regions Financial Corp 1,449
1,114 S&P Global Inc 357,872
49 SVB Financial Group (2) 11,317
1,689 Travelers Cos Inc 311,553
Total Financials 2,923,608
Health Care - 14.4%
2 ABIOMED Inc (2) 504
1,857 Agilent Technologies Inc 256,916
295 Align Technology Inc (2) 57,319
320 Amgen Inc 86,512
5,613 Bristol-Myers Squibb Co 434,839
302 Cigna Corp 97,564
2,001 CVS Health Corp 189,495
1,628 Danaher Corp 409,719
2 DENTSPLY SIRONA Inc 62
32 Dexcom Inc (2) 3,865
3,882 Edwards Lifesciences Corp (2) 281,173
678 Elevance Health Inc 370,710
644 Eli Lilly & Co 233,186
569 HCA Inc 123,740
136 Hologic Inc (2) 9,221
1 Humana Inc 558
128 IDEXX Laboratories Inc (2) 46,039
128 Insulet Corp (2) 33,128
2 Intuitive Surgical Inc (2) 493
3 Laboratory Corp of America Holdings 666
1,062 Merck & Co Inc 107,474
138 Mettler-Toledo International Inc (2) 174,560
660 Novocure Ltd (2) 46,636
176 ResMed Inc 39,369
2 STERIS PLC 345
1,227 Vertex Pharmaceuticals Inc (2) 382,824
1,057 Zoetis Inc 159,374
Total Health Care 3,546,291
Industrials - 8.7%
98 3M Co 12,327
2 AMERCO 1,150
5,990 Carrier Global Corp 238,162
2 CH Robinson Worldwide Inc 195
1,230 Copart Inc (2) 141,475

Nuveen ESG Large-Cap ETF (NULC)
(continued)
Portfolio of Investments
October 31, 2022
48
Shares Description (1) Value
Industrials (continued)
7 CSX Corp $ 203
1,049 Deere & Co 415,215
1,019 Dover Corp 133,173
2,403 Emerson Electric Co 208,100
2 Expeditors International of Washington Inc 196
1,461 Fortive Corp 93,358
922 Fortune Brands Home & Security Inc 55,615
243 Ingersoll Rand Inc 12,272
1,100 Johnson Controls International plc 63,624
302 Otis Worldwide Corp 21,333
13 Pentair PLC 558
2 Plug Power Inc (2),(3) 32
422 Quanta Services Inc 59,941
782 Robert Half International Inc 59,792
8 Rollins Inc 337
9,728 Uber Technologies Inc (2) 258,473
1,819 United Parcel Service Inc, Class B 305,174
139 United Rentals Inc (2) 43,884
2 WW Grainger Inc 1,169
Total Industrials 2,125,758
Information Technology - 27.6%
1,503 Accenture PLC, Class A 426,702
584 Adobe Inc (2) 186,004
2,622 Applied Materials Inc 231,496
1,564 Automatic Data Processing Inc 378,019
332 Cadence Design Systems Inc (2) 50,262
3,023 Cisco Systems Inc 137,335
474 Fidelity National Information Services Inc 39,337
5 Guidewire Software Inc (2) 297
9,142 Hewlett Packard Enterprise Co 130,456
7,441 HP Inc 205,521
8,263 Intel Corp 234,917
3,022 International Business Machines Corp 417,912
303 Intuit Inc 129,533
1,281 Keysight Technologies Inc (2) 223,086
1 Lam Research Corp 405
6,188 Microsoft Corp 1,436,421
5 NortonLifeLock Inc 113
3,654 NVIDIA Corp 493,180
693 NXP Semiconductors NV 101,234
4 PayPal Holdings Inc (2) 334
747 Roper Technologies Inc 309,661
680 Salesforce Inc (2) 110,561
135 ServiceNow Inc (2) 56,800
119 Synopsys Inc (2) 34,814
2,499 Texas Instruments Inc 401,414
1,763 Trimble Inc (2) 106,062
694 VeriSign Inc (2) 139,119
2,690 Visa Inc, Class A 557,261
1,342 VMware Inc, Class A 151,015
370 Zebra Technologies Corp, Class A (2) 104,791
Total Information Technology 6,794,062
Materials - 2.6%
8 Amcor PLC 93
757 Ball Corp 37,388
1,440 Ecolab Inc 226,181
2,563 Mosaic Co 137,761
246 Newmont Corp 10,411
1,217 PPG Industries Inc 138,957

Shares Description (1) Value
Materials (continued)
1,024 Steel Dynamics Inc $ 96,307
Total Materials 647,098
Real Estate - 2.1%
1,527 American Tower Corp 316,379
813 CBRE Group Inc, Class A 57,674
286 Crown Castle Inc 38,112
736 Ventas Inc 28,800
1,397 Welltower Inc 85,273
Total Real Estate 526,238
Utilities - 2.8%
2,499 Consolidated Edison Inc 219,812
2 Eversource Energy 152
2,354 Exelon Corp 90,841
2,136 Sempra Energy 322,408
1,492 UGI Corp 52,712
Total Utilities 685,925
Total Long-Term Investments (cost $23,297,574) 24,282,833
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
MONEY MARKET FUNDS - 0.0%
17 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.120%(5) $ 17
Total Investments Purchased with Collateral from Securities Lending (cost $17) 17
Total Investments (cost $ 23,297,591 ) - 98 .8% 24,282,850
Other Assets Less Liabilities - 1.2% 306,407
Net Assets - 100% $ 24,589,257
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $16.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
See accompanying notes to financial statements

Nuveen ESG Large-Cap Growth ETF (NULG)
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.8%
COMMON STOCKS - 97.8%
Communication Services - 8.4%
59,966 Liberty Media Corp-Liberty Formula One, Class C (2) $ 3,461,837
134,787 Match Group Inc (2) 5,822,798
49,612 Netflix Inc (2) 14,480,751
271,224 Pinterest Inc, Class A (2) 6,672,110
62,556 ROBLOX Corp, Class A (2) 2,798,756
25,127 Sirius XM Holdings Inc (3) 151,767
523,921 Snap Inc, Class A (2) 5,192,057
27,169 Take-Two Interactive Software Inc (2) 3,218,983
179,676 Walt Disney Co (2) 19,142,681
123,745 ZoomInfo Technologies Inc (2) 5,510,365
Total Communication Services 66,452,105
Consumer Discretionary - 16.3%
43,110 Aptiv PLC (2) 3,926,028
2,056 AutoZone Inc (2) 5,207,601
11,475 Domino's Pizza Inc 3,812,454
94,248 Hilton Worldwide Holdings Inc 12,747,985
83,579 Home Depot Inc 24,750,249
14,287 Lululemon Athletica Inc (2) 4,700,995
5,910 MercadoLibre Inc (2) 5,328,574
156,820 NIKE Inc, Class B 14,534,078
161,143 Tesla Inc (2) 36,666,478
24,447 Ulta Beauty Inc (2) 10,252,338
67,500 Yum! Brands Inc 7,981,875
Total Consumer Discretionary 129,908,655
Consumer Staples - 2.6%
40,767 Costco Wholesale Corp 20,444,650
Energy - 0.6%
163,609 Baker Hughes Co 4,525,425
Financials - 4.4%
80,735 American Express Co 11,985,111
31,558 Moody's Corp 8,358,767
45,144 S&P Global Inc 14,502,510
Total Financials 34,846,388
Health Care - 12.8%
95,203 Agilent Technologies Inc 13,171,335
11,495 Catalent Inc (2) 755,567
59,076 Danaher Corp 14,867,657
33,164 Dexcom Inc (2) 4,005,548
143,637 Edwards Lifesciences Corp (2) 10,403,628
8,051 Humana Inc 4,493,102
6,894 IDEXX Laboratories Inc (2) 2,479,634
757 Insulet Corp (2) 195,919
9,456 Mettler-Toledo International Inc (2) 11,961,178
8,000 ResMed Inc 1,789,520
49,642 Vertex Pharmaceuticals Inc (2) 15,488,304
28,412 Waters Corp (2) 8,500,018
88,285 Zoetis Inc 13,311,612
Total Health Care 101,423,022

Shares Description (1) Value
Industrials - 8.9%
31,511 Caterpillar Inc $ 6,820,871
56,020 Copart Inc (2) 6,443,421
42,401 Deere & Co 16,783,164
2,947 Generac Holdings Inc (2) 341,587
24,219 Old Dominion Freight Line Inc 6,650,537
56,703 Otis Worldwide Corp 4,005,500
67,774 Quanta Services Inc 9,626,619
290,490 Uber Technologies Inc (2) 7,718,319
20,772 WW Grainger Inc 12,138,118
Total Industrials 70,528,136
Information Technology - 39.9%
50,040 Accenture PLC, Class A 14,206,356
48,507 Adobe Inc (2) 15,449,480
49,164 Akamai Technologies Inc (2) 4,342,656
146,680 Applied Materials Inc 12,950,377
54,939 Automatic Data Processing Inc 13,278,756
71,748 Cadence Design Systems Inc (2) 10,861,930
36,571 Intuit Inc 15,634,103
71,676 Keysight Technologies Inc (2) 12,482,375
29,690 Lam Research Corp 12,017,918
374,601 Microsoft Corp 86,956,130
48,848 Motorola Solutions Inc 12,197,834
180,866 NVIDIA Corp 24,411,484
46,342 Okta Inc (2) 2,600,713
7,603 PTC Inc (2) 895,861
25,367 Salesforce Inc (2) 4,124,421
33,714 Seagate Technology Holdings PLC 1,674,237
27,899 ServiceNow Inc (2) 11,738,225
37,209 Synopsys Inc (2) 10,885,493
76,732 Trimble Inc (2) 4,616,197
46,525 VeriSign Inc (2) 9,326,402
129,722 Visa Inc, Class A 26,873,210
19,039 VMware Inc, Class A 2,142,459
24,784 Zebra Technologies Corp, Class A (2) 7,019,324
Total Information Technology 316,685,941
Materials - 2.5%
54,937 Ball Corp 2,713,338
42,450 Ecolab Inc 6,667,622
47,633 Sherwin-Williams Co 10,718,854
Total Materials 20,099,814
Real Estate - 1.4%
19,829 American Tower Corp 4,108,371
106,127 CBRE Group Inc, Class A 7,528,649
Total Real Estate 11,637,020
Total Long-Term Investments (cost $845,473,830) 776,551,156
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
MONEY MARKET FUNDS - 0.0%
121,772 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.120%(5) $ 121,772
Total Investments Purchased with Collateral from Securities Lending (cost $121,772) 121,772
Total Investments (cost $ 845,595,602 ) - 97 .8% 776,672,928
Other Assets Less Liabilities - 2.2% 17,081,026
Net Assets - 100% $ 793,753,954

Nuveen ESG Large-Cap Growth ETF (NULG)
(continued)
Portfolio of Investments
October 31, 2022
52
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $113,117.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
See accompanying notes to financial statements

Nuveen ESG Large-Cap Value ETF (NULV)
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
Communication Services - 3.7%
95,883 Comcast Corp, Class A $ 3,043,327
336,204 Interpublic Group of Cos Inc 10,015,517
783,240 Lumen Technologies Inc 5,764,646
185,612 Paramount Global 3,400,412
755,641 Verizon Communications Inc 28,238,304
455,234 Warner Bros Discovery Inc (2) 5,918,042
Total Communication Services 56,380,248
Consumer Discretionary - 3.3%
10,426 Lear Corp 1,446,190
229,980 LKQ Corp 12,796,087
64,726 Lowe's Cos Inc 12,618,334
336,582 Newell Brands Inc 4,648,197
6,989 Target Corp 1,147,943
250,905 TJX Cos Inc 18,090,251
16,566 VF Corp 467,990
Total Consumer Discretionary 51,214,992
Consumer Staples - 12.9%
273,617 Archer-Daniels-Midland Co 26,535,377
129,940 Bunge Ltd (2) 12,825,078
103,155 Church & Dwight Co Inc 7,646,880
661,468 Coca-Cola Co 39,588,860
15,602 Colgate-Palmolive Co 1,152,052
569,275 Keurig Dr Pepper Inc 22,110,641
164,012 Kimberly-Clark Corp 20,412,933
402,355 Kroger Co 19,027,368
76,340 McCormick & Co Inc/MD 6,003,378
229,628 PepsiCo Inc 41,695,852
Total Consumer Staples 196,998,419
Energy - 5.6%
547,995 Baker Hughes Co 15,157,542
713,349 Halliburton Co 25,980,171
344,758 ONEOK Inc 20,451,044
197,553 Valero Energy Corp 24,802,779
Total Energy 86,391,536
Financials - 18.0%
43,656 Bank of America Corp 1,573,362
160,304 Bank of New York Mellon Corp 6,750,401
90,573 Cboe Global Markets Inc 11,276,338
137,392 Chubb Ltd 29,524,167
365,994 Citigroup Inc 16,784,485
61,935 Discover Financial Services 6,469,730
3,828 First Republic Bank/CA 459,743
54,849 Goldman Sachs Group Inc 18,896,029
318,969 JPMorgan Chase & Co 40,151,818
146,831 Marsh & McLennan Cos Inc 23,711,738
336,898 Morgan Stanley 27,682,909
154,597 PNC Financial Services Group Inc 25,018,432
231,545 Prudential Financial Inc 24,356,219
795,728 Regions Financial Corp 17,466,230
3,814 SVB Financial Group (2) 880,881

Nuveen ESG Large-Cap Value ETF (NULV)
(continued)
Portfolio of Investments
October 31, 2022
54
Shares Description (1) Value
Financials (continued)
137,404 Travelers Cos Inc $ 25,345,542
Total Financials 276,348,024
Health Care - 18.4%
105,319 Amgen Inc 28,472,992
2,625 Baxter International Inc 142,669
564,978 Boston Scientific Corp (2) 24,356,202
453,059 Bristol-Myers Squibb Co 35,098,481
308,320 CVS Health Corp 29,197,904
90,560 Danaher Corp 22,791,235
132,125 DENTSPLY SIRONA Inc 4,072,092
343,974 Elanco Animal Health Inc (2) 4,537,017
33,489 Elevance Health Inc 18,310,781
4,218 Gilead Sciences Inc 330,944
114,009 HCA Inc 24,793,537
25,646 Hologic Inc (2) 1,738,799
60,736 McKesson Corp 23,648,776
420,818 Merck & Co Inc 42,586,782
153,296 Pfizer Inc 7,135,929
6,090 Regeneron Pharmaceuticals Inc (2) 4,559,887
55,535 STERIS PLC 9,584,230
Total Health Care 281,358,257
Industrials - 11.7%
174,912 3M Co 22,002,180
8,409 AMERCO 4,836,773
114,693 Caterpillar Inc 24,826,447
752,542 CSX Corp 21,868,871
72,138 Emerson Electric Co 6,247,151
290,695 Fortive Corp 18,575,410
61,103 Ingersoll Rand Inc 3,085,701
418,839 Johnson Controls International plc 24,225,648
180,913 Otis Worldwide Corp 12,779,694
221,816 Plug Power Inc (2),(3) 3,544,620
94,487 Robert Half International Inc 7,224,476
65,835 Rollins Inc 2,770,337
137,653 United Parcel Service Inc, Class B 23,094,044
15,393 United Rentals Inc (2) 4,859,724
Total Industrials 179,941,076
Information Technology - 13.1%
91,591 Accenture PLC, Class A 26,002,685
90,193 Automatic Data Processing Inc 21,799,648
228,731 Cisco Systems Inc 10,391,249
239,103 Fidelity National Information Services Inc 19,843,158
1,110,421 Hewlett Packard Enterprise Co 15,845,708
279,459 HP Inc 7,718,657
813,869 Intel Corp 23,138,296
224,299 International Business Machines Corp 31,018,309
81,558 NXP Semiconductors NV 11,913,992
173,317 Texas Instruments Inc 27,839,910
74,089 Trimble Inc (2) 4,457,194
Total Information Technology 199,968,806
Materials - 3.8%
131,136 Ecolab Inc 20,597,531
53,251 International Flavors & Fragrances Inc 5,197,830
154,795 Mosaic Co 8,320,231
95,005 Newmont Corp 4,020,612
144,210 PPG Industries Inc 16,465,898

Shares Description (1) Value
Materials (continued)
36,532 Steel Dynamics Inc $ 3,435,835
Total Materials 58,037,937
Real Estate - 4.0%
69,683 American Tower Corp 14,437,621
78,786 Crown Castle Inc 10,499,022
39,141 Iron Mountain Inc 1,959,790
217,777 Prologis Inc 24,118,802
158,020 Welltower Inc 9,645,541
Total Real Estate 60,660,776
Utilities - 5.3%
231,200 Consolidated Edison Inc 20,336,352
171,522 Essential Utilities Inc 7,584,703
67,724 Eversource Energy 5,165,987
523,764 Exelon Corp 20,212,053
144,823 Sempra Energy 21,859,583
179,681 UGI Corp 6,348,130
Total Utilities 81,506,808
Total Long-Term Investments (cost $1,549,971,488) 1,528,806,879
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
MONEY MARKET FUNDS - 0.1%
1,274,456 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.120%(5) $ 1,274,456
Total Investments Purchased with Collateral from Securities Lending (cost $1,274,456) 1,274,456
Total Investments (cost $ 1,551,245,944 ) - 99 .9% 1,530,081,335
Other Assets Less Liabilities - 0.1% 1,232,314
Net Assets - 100% $ 1,531,313,649
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,229,645.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
See accompanying notes to financial statements

Nuveen ESG Mid-Cap Growth ETF (NUMG)
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
Communication Services - 6.7%
546,648 AMC Entertainment Holdings Inc, Class A (2),(3) $ 3,640,676
3,917 Cable One Inc 3,366,387
16,962 Match Group Inc (3) 732,758
84,318 Roku Inc (3) 4,683,022
23,168 Take-Two Interactive Software Inc (3) 2,744,945
134,051 ZoomInfo Technologies Inc (3) 5,969,291
Total Communication Services 21,137,079
Consumer Discretionary - 9.1%
17,576 Pool Corp 5,347,147
41,324 Tractor Supply Co 9,081,775
19,909 Ulta Beauty Inc (3) 8,349,237
25,635 Vail Resorts Inc 5,617,398
Total Consumer Discretionary 28,395,557
Consumer Staples - 1.9%
18,149 Church & Dwight Co Inc 1,345,385
57,901 McCormick & Co Inc/MD 4,553,335
Total Consumer Staples 5,898,720
Financials - 4.6%
13,947 FactSet Research Systems Inc 5,934,309
33,536 LPL Financial Holdings Inc 8,573,478
Total Financials 14,507,787
Health Care - 18.9%
6,457 ABIOMED Inc (3) 1,627,681
72,287 Catalent Inc (3) 4,751,425
57,185 DaVita Inc (3) 4,175,077
52,654 Hologic Inc (3) 3,569,941
109,469 Horizon Therapeutics Plc (3) 6,822,108
28,887 Insulet Corp (3) 7,476,244
7,358 Mettler-Toledo International Inc (3) 9,307,355
71,954 Novocure Ltd (3) 5,084,270
15,996 STERIS PLC 2,760,590
24,367 Waters Corp (3) 7,289,875
26,813 West Pharmaceutical Services Inc 6,169,671
Total Health Care 59,034,237
Industrials - 12.7%
35,220 Allegion plc 3,689,999
29,034 Generac Holdings Inc (3) 3,365,331
20,391 JB Hunt Transport Services Inc 3,488,288
7,793 Lennox International Inc 1,820,211
29,952 Old Dominion Freight Line Inc 8,224,819
212,429 Plug Power Inc (3) 3,394,616
55,968 Quanta Services Inc 7,949,695
3,407 WW Grainger Inc 1,990,881
56,389 Xylem Inc/NY 5,775,925
Total Industrials 39,699,765

Shares Description (1) Value
Information Technology - 36.3%
34,089 Akamai Technologies Inc (3) $ 3,011,081
22,194 ANSYS Inc (3) 4,908,425
20,761 Arista Networks Inc (3) 2,509,174
78,569 Black Knight Inc (3) 4,751,067
70,782 Cadence Design Systems Inc (3) 10,715,687
14,473 Coupa Software Inc (3) 770,398
108,910 Dropbox Inc, Class A (3) 2,368,793
69,018 Entegris Inc 5,475,888
9,542 Fair Isaac Corp (3) 4,569,091
28,495 Gartner Inc (3) 8,603,210
83,181 GoDaddy Inc, Class A (3) 6,687,752
12,057 Guidewire Software Inc (3) 716,306
20,644 HubSpot Inc (3) 6,122,185
37,588 Keysight Technologies Inc (3) 6,545,950
63,655 Okta Inc (3) 3,572,319
99,156 ON Semiconductor Corp (3) 6,091,153
20,770 Paycom Software Inc (3) 7,186,420
57,348 PTC Inc (3) 6,757,315
19,148 RingCentral Inc, Class A (3) 680,137
70,239 Seagate Technology Holdings PLC 3,488,069
58,573 Splunk Inc (3) 4,868,002
93,547 Trimble Inc (3) 5,627,788
5,568 Zebra Technologies Corp, Class A (3) 1,576,969
78,449 Zendesk Inc (3) 6,016,254
Total Information Technology 113,619,433
Materials - 7.2%
22,222 Avery Dennison Corp 3,767,740
127,265 Ball Corp 6,285,618
107,813 Mosaic Co 5,794,949
70,318 Steel Dynamics Inc 6,613,408
Total Materials 22,461,715
Real Estate - 2.5%
110,752 CBRE Group Inc, Class A 7,856,747
Total Long-Term Investments (cost $364,528,144) 312,611,040
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.5%
MONEY MARKET FUNDS - 0.5%
1,544,748 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.120%(5) $ 1,544,748
Total Investments Purchased with Collateral from Securities Lending (cost $1,544,748) 1,544,748
Total Investments (cost $366,072,892 ) - 100.4% 314,155,788
Other Assets Less Liabilities - (0.4)% (1,212,382)
Net Assets - 100% $ 312,943,406
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,517,974.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen ESG Mid-Cap Growth ETF (NUMG)
(continued)
Portfolio of Investments
October 31, 2022
58
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
See accompanying notes to financial statements

Nuveen ESG Mid-Cap Value ETF (NUMV)
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
Communication Services - 4.2%
2,059 Cable One Inc $ 1,769,566
181,109 Interpublic Group of Cos Inc 5,395,237
474,235 Lumen Technologies Inc 3,490,370
131,414 Paramount Global 2,407,504
Total Communication Services 13,062,677
Consumer Discretionary - 9.0%
7,158 Bath & Body Works Inc 238,934
8,066 Best Buy Co Inc 551,795
31,099 CarMax Inc (2) 1,959,548
38,072 Genuine Parts Co 6,771,486
63,315 Hasbro Inc 4,131,304
4,283 Lear Corp 594,095
108,535 LKQ Corp 6,038,887
249,646 Newell Brands Inc 3,447,611
974 NVR Inc (2) 4,127,569
Total Consumer Discretionary 27,861,229
Consumer Staples - 6.5%
53,980 Bunge Ltd (2) 5,327,826
37,049 Clorox Co 5,410,636
56,646 Kellogg Co 4,351,546
65,238 McCormick & Co Inc/MD 5,130,316
Total Consumer Staples 20,220,324
Energy - 7.1%
235,126 Baker Hughes Co 6,503,585
237,680 Halliburton Co 8,656,306
115,885 ONEOK Inc 6,874,298
Total Energy 22,034,189
Financials - 18.6%
129,635 Ally Financial Inc 3,572,741
211,340 Annaly Capital Management Inc 3,920,357
133,886 Arch Capital Group Ltd (2) 7,698,445
38,030 Cboe Global Markets Inc 4,734,735
21,465 Citizens Financial Group Inc 877,919
12,479 Discover Financial Services 1,303,556
183,459 Equitable Holdings Inc 5,617,515
109,167 Fifth Third Bancorp 3,896,170
113,336 Huntington Bancshares Inc/OH 1,720,440
269,698 Invesco Ltd 4,131,773
269,486 KeyCorp 4,815,715
33,425 Nasdaq Inc 2,080,372
212,703 Regions Financial Corp 4,668,831
14,229 SVB Financial Group (2) 3,286,330
102,748 Webster Financial Corp 5,575,106
Total Financials 57,900,005
Health Care - 5.0%
84,010 Cardinal Health Inc 6,376,359
10,951 Laboratory Corp of America Holdings 2,429,589
11,950 Quest Diagnostics Inc 1,716,618

Nuveen ESG Mid-Cap Value ETF (NUMV)
(continued)
Portfolio of Investments
October 31, 2022
60
Shares Description (1) Value
Health Care (continued)
28,330 STERIS PLC $ 4,889,191
Total Health Care 15,411,757
Industrials - 14.8%
10,351 Allegion plc 1,084,474
197,963 Carrier Global Corp 7,871,009
21,511 CH Robinson Worldwide Inc 2,102,055
26,928 Dover Corp 3,519,220
1,242 Fastenal Co 60,026
25,704 IDEX Corp 5,714,256
18,126 Lennox International Inc 4,233,690
56,038 Owens Corning 4,797,413
96,924 Pentair PLC 4,162,886
59,721 Robert Half International Inc 4,566,268
6,593 United Rentals Inc (2) 2,081,476
57,489 Xylem Inc/NY 5,888,598
Total Industrials 46,081,371
Information Technology - 7.7%
9,125 Akamai Technologies Inc (2) 806,011
12,960 Black Knight Inc (2) 783,691
21,934 Coupa Software Inc (2) 1,167,547
348,214 Hewlett Packard Enterprise Co 4,969,014
26,957 NortonLifeLock Inc 607,341
17,581 Okta Inc (2) 986,646
68,527 ON Semiconductor Corp (2) 4,209,614
16,220 Seagate Technology Holdings PLC 805,485
45,651 Splunk Inc (2) 3,794,055
53,174 Trimble Inc (2) 3,198,948
194,740 Western Union Co 2,630,937
Total Information Technology 23,959,289
Materials - 7.3%
40,110 Celanese Corp 3,855,373
14,285 Martin Marietta Materials Inc 4,799,474
78,637 Mosaic Co 4,226,739
86,977 Sealed Air Corp 4,141,845
45,138 Steel Dynamics Inc 4,245,229
44,566 Westrock Co 1,517,918
Total Materials 22,786,578
Real Estate - 11.3%
43,695 Alexandria Real Estate Equities Inc 6,348,883
56,767 Boston Properties Inc 4,126,961
17,343 Camden Property Trust 2,003,984
203,818 Healthpeak Properties Inc 4,836,601
112,695 Iron Mountain Inc 5,642,639
119,878 Ventas Inc 4,690,826
234,512 VICI Properties Inc 7,509,074
Total Real Estate 35,158,968
Utilities - 8.3%
52,280 Atmos Energy Corp 5,570,434
204,232 CenterPoint Energy Inc 5,843,078
112,120 Essential Utilities Inc 4,957,946
184,137 NiSource Inc 4,730,480

Shares Description (1) Value
Utilities (continued)
129,022 UGI Corp $ 4,558,347
Total Utilities 25,660,285
Total Long-Term Investments (cost $325,080,126) 310,136,672
Other Assets Less Liabilities - 0.2% 527,455
Net Assets - 100% $ 310,664,127
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See accompanying notes to financial statements

Nuveen ESG Small-Cap ETF (NUSC)
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
Communication Services - 1.7%
26,611 Bandwidth Inc, Class A (2) $ 315,873
12,757 Cardlytics Inc (2) 120,298
360,598 Clear Channel Outdoor Holdings Inc (2) 515,655
14,623 Cogent Communications Holdings Inc 767,854
81,108 Consolidated Communications Holdings Inc (2) 419,328
142,086 Gannett Co Inc (2) 206,025
542,404 Globalstar Inc (2),(3) 1,177,017
56,657 Gogo Inc (2) 805,663
53,659 Gray Television Inc 759,275
3,791 Iridium Communications Inc (2) 195,350
48,892 John Wiley & Sons Inc, Class A 2,062,753
86,014 Radius Global Infrastructure Inc, Class A (2) 804,231
88,055 TEGNA Inc 1,838,588
58,266 WideOpenWest Inc (2) 798,827
45,361 World Wrestling Entertainment Inc, Class A 3,578,529
35,627 ZipRecruiter Inc, Class A (2) 597,465
Total Communication Services 14,962,731
Consumer Discretionary - 13.7%
85,660 2U Inc (2) 530,235
34,765 Aaron's Co Inc 362,251
51,228 Academy Sports & Outdoors Inc 2,255,569
185,366 ADT Inc 1,568,196
20,333 American Public Education Inc (2) 260,466
6,514 America's Car-Mart Inc/TX (2) 445,297
54,792 Arko Corp 561,618
133,351 Beachbody Co Inc (2) 134,685
41,405 Bright Horizons Family Solutions Inc (2) 2,704,575
15,528 Brinker International Inc (2) 518,480
30,380 Brunswick Corp/DE 2,146,955
42,071 Caleres Inc 1,149,800
30,955 Camping World Holdings Inc, Class A 861,478
104,092 Canoo Inc (2),(3) 142,606
14,504 Carriage Services Inc 354,043
44,654 Carter's Inc 3,030,667
139,349 Chico's FAS Inc (2) 819,372
8,321 Columbia Sportswear Co 619,915
60,381 Coursera Inc (2) 778,311
33,509 Crocs Inc (2) 2,370,762
25,243 Ethan Allen Interiors Inc 645,968
27,714 European Wax Center Inc 398,527
88,059 Foot Locker Inc 2,791,470
31,418 Franchise Group Inc 953,536
90,344 GameStop Corp, Class A (2) 2,557,639
50,336 Gap Inc 567,287
4,324 Graham Holdings Co, Class B 2,697,614
17,473 Group 1 Automotive Inc 3,022,829
384,755 Hanesbrands Inc 2,624,029
142,325 Harley-Davidson Inc 6,119,975
26,421 Helen of Troy Ltd (2) 2,499,955
98,933 Hilton Grand Vacations Inc (2) 3,882,131
29,755 iRobot Corp (2) 1,681,158
6,231 Johnson Outdoors Inc, Class A 327,875
24,451 Kohl's Corp 732,308
55,882 Kontoor Brands Inc 1,994,987

Shares Description (1) Value
Consumer Discretionary (continued)
54,614 Latham Group Inc (2) $ 241,394
27,676 LCI Industries 2,936,700
72,243 Leggett & Platt Inc 2,438,201
159,764 Leslie's Inc (2) 2,243,087
31,833 Liquidity Services Inc (2) 546,891
2,136 Lithia Motors Inc 423,248
22,435 Malibu Boats Inc, Class A (2) 1,186,812
23,377 MarineMax Inc (2) 755,311
8,403 Marriott Vacations Worldwide Corp 1,241,627
369,321 Mattel Inc (2) 7,002,326
34,432 Membership Collective Group Inc, Class A (2),(3) 157,699
36,908 Monro Inc 1,762,357
17,572 Movado Group Inc 581,106
25,488 Murphy USA Inc 8,016,231
123,638 Nordstrom Inc (3) 2,514,797
48,055 ODP Corp (2) 1,901,536
59,880 Petco Health & Wellness Co Inc, Class A (2),(3) 630,536
6,975 Planet Fitness Inc, Class A (2) 456,723
146,979 Playa Hotels & Resorts NV (2) 906,860
4,230 PVH Corp 217,084
79,600 Quotient Technology Inc (2) 195,816
6,063 Ralph Lauren Corp 561,980
54,899 RealReal Inc (2),(3) 92,779
36,739 Rent-A-Center Inc/TX 766,008
81,241 Rover Group Inc (2) 356,648
52,314 SeaWorld Entertainment Inc (2) 3,042,582
6,260 Sleep Number Corp (2) 173,652
140,225 Sonos Inc (2) 2,260,427
9,978 Steven Madden Ltd 298,043
38,322 Target Hospitality Corp (2) 466,379
61,002 Thor Industries Inc 4,969,833
70,779 ThredUp Inc (2),(3) 87,058
57,429 Topgolf Callaway Brands Corp (2) 1,075,071
62,563 Traeger Inc (2),(3) 259,636
78,104 Travel + Leisure Co 2,966,390
14,943 TravelCenters of America Inc (2) 950,076
50,080 Tupperware Brands Corp (2) 387,118
24,367 Victoria's Secret & Co (2) 916,199
108,332 Wendy's Co 2,251,139
33,012 Wingstop Inc 5,228,771
34,511 Winnebago Industries Inc 2,059,962
171,052 Workhorse Group Inc (2),(3) 461,840
44,801 Wyndham Hotels & Resorts Inc 3,401,740
2,983 XPEL Inc (2) 206,394
Total Consumer Discretionary 124,708,636
Consumer Staples - 4.3%
35,615 Andersons Inc 1,256,141
122,050 Benson Hill Inc (2) 413,750
2,091 BJ's Wholesale Club Holdings Inc (2) 161,844
12,730 Casey's General Stores Inc 2,962,398
38,259 Chefs' Warehouse Inc (2) 1,401,427
131,853 Darling Ingredients Inc (2) 10,347,824
55,601 Edgewell Personal Care Co 2,179,003
30,690 Freshpet Inc (2) 1,809,176
86,098 Lamb Weston Holdings Inc 7,423,370
31,151 Performance Food Group Co (2) 1,621,098
8,740 SpartanNash Co 312,105
8,446 Sprouts Farmers Market Inc (2) 249,157
46,751 TreeHouse Foods Inc (2) 2,348,770
192,236 US Foods Holding Corp (2) 5,720,943

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
October 31, 2022
64
Shares Description (1) Value
Consumer Staples (continued)
71,760 Veru Inc (2),(3) $ 878,342
20,730 Vital Farms Inc (2) 274,465
Total Consumer Staples 39,359,813
Energy - 4.7%
75,969 Archaea Energy Inc (2) 1,960,760
154,837 Archrock Inc 1,162,826
67,013 Cactus Inc, Class A 3,465,912
225,499 ChampionX Corp 6,453,781
199,844 Clean Energy Fuels Corp (2) 1,340,953
51,328 Core Laboratories NV 998,843
70,586 Delek US Holdings Inc 2,093,581
21,422 DMC Global Inc (2) 463,572
37,872 Dril-Quip Inc (2) 942,255
36,895 Enviva Inc 2,207,797
59,666 Green Plains Inc (2) 1,723,751
19,120 Kinetik Holdings Inc 703,234
435,473 NOV Inc 9,754,595
111,126 Oceaneering International Inc (2) 1,554,653
476,282 TechnipFMC PLC (2) 5,043,826
66,459 Weatherford International PLC (2) 2,770,011
Total Energy 42,640,350
Financials - 15.3%
17,508 Amalgamated Financial Corp 402,509
20,762 A-Mark Precious Metals Inc 631,372
28,417 Amerant Bancorp Inc 855,352
7,822 Ameris Bancorp 402,911
30,380 Artisan Partners Asset Management Inc, Class A 866,134
13,438 Bancorp Inc (2) 370,620
9,101 Bank First Corp 784,051
25,495 Bank OZK 1,095,775
37,979 Banner Corp 2,838,930
16,888 Bar Harbor Bankshares 506,809
49,557 Berkshire Hills Bancorp Inc 1,449,542
33,783 BOK Financial Corp 3,722,549
24,780 Byline Bancorp Inc 572,914
5,844 Camden National Corp 254,331
7,127 Cohen & Steers Inc 428,760
5,471 Commerce Bancshares Inc/MO 387,566
17,922 Community Trust Bancorp Inc 847,531
28,992 Cowen Inc 1,119,671
3,407 Diamond Hill Investment Group Inc 613,090
31,708 Donnelley Financial Solutions Inc (2) 1,281,954
17,406 East West Bancorp Inc 1,245,747
4,194 Employers Holdings Inc 182,900
10,162 Federal Agricultural Mortgage Corp, Class C 1,170,662
119,056 First American Financial Corp 6,000,422
56,833 First Busey Corp 1,500,960
6,150 First Financial Bancorp 160,331
433,521 First Horizon Corp 10,625,600
4,837 First Interstate BancSystem Inc, Class A 220,616
26,054 First of Long Island Corp 458,029
361,721 FNB Corp/PA 5,226,868
564,733 Genworth Financial Inc, Class A (2) 2,637,303
35,331 Glacier Bancorp Inc 2,023,760
95,556 Hancock Whitney Corp 5,338,714
33,757 Hanmi Financial Corp 904,012
93,996 Hannon Armstrong Sustainable Infrastructure Capital Inc 2,554,811
8,042 Hanover Insurance Group Inc 1,178,073
51,388 HarborOne Bancorp Inc 782,639

Shares Description (1) Value
Financials (continued)
6,668 HomeStreet Inc $ 173,101
26,947 Independent Bank Corp 2,344,658
23,688 Independent Bank Corp/MI 547,903
61,671 International Bancshares Corp 3,058,882
8,069 Jackson Financial Inc, Class A 309,527
33,392 Live Oak Bancshares Inc 1,084,238
18,374 Morningstar Inc 4,266,075
76,853 Mr Cooper Group Inc (2) 3,034,925
32,869 National Bank Holdings Corp, Class A 1,440,320
65,978 OceanFirst Financial Corp 1,489,783
16,844 Old National Bancorp/IN 329,469
115,223 Open Lending Corp (2) 826,149
23,802 Origin Bancorp Inc 983,737
51,288 PennyMac Financial Services Inc 2,734,676
44,600 Perella Weinberg Partners 351,448
1,676 Pinnacle Financial Partners Inc 139,091
42,639 Primerica Inc 6,169,863
23,261 ProAssurance Corp 516,627
43,508 PROG Holdings Inc (2) 718,752
18,358 QCR Holdings Inc 930,934
19,937 Reinsurance Group of America Inc 2,934,128
91,677 Ryan Specialty Holdings Inc (2) 4,111,713
3,682 Selective Insurance Group Inc 361,131
9,469 ServisFirst Bancshares Inc 713,300
35,064 Silvergate Capital Corp, Class A (2) 1,990,233
136,599 SLM Corp 2,266,177
3,354 Southside Bancshares Inc 114,841
25,885 SouthState Corp 2,340,781
335,254 Starwood Property Trust Inc 6,926,348
19,014 StoneX Group Inc (2) 1,774,387
149,805 Synovus Financial Corp 5,969,729
58,031 TFS Financial Corp 815,336
37,949 Trupanion Inc (2),(3) 1,915,286
32,104 Umpqua Holdings Corp 638,228
278,995 Valley National Bancorp 3,311,671
18,994 Victory Capital Holdings Inc, Class A 549,307
2,403 Walker & Dunlop Inc 216,174
11,978 Western Alliance Bancorp 804,562
54,799 Wintrust Financial Corp 5,130,282
64,343 Zions Bancorp NA 3,341,975
Total Financials 139,319,565
Health Care - 13.3%
174,419 23andMe Holding Co, Class A (2),(3) 547,676
47,904 Accolade Inc (2) 516,405
51,664 Aclaris Therapeutics Inc (2) 806,475
71,663 AdaptHealth Corp (2) 1,633,916
19,472 Adicet Bio Inc (2) 321,093
35,147 Agiliti Inc (2),(3) 614,018
57,087 Alector Inc (2) 525,200
95,467 Allogene Therapeutics Inc (2),(3) 983,310
7,332 Allscripts Healthcare Solutions Inc (2) 107,780
35,806 Alphatec Holdings Inc (2) 366,653
49,574 AMN Healthcare Services Inc (2) 6,221,537
18,170 AnaptysBio Inc (2) 524,204
83,790 Anavex Life Sciences Corp (2),(3) 1,019,724
43,185 Apollo Medical Holdings Inc (2),(3) 1,531,340
24,246 Arcturus Therapeutics Holdings Inc (2) 429,154
6,905 Artivion Inc (2) 77,060
22,298 Arvinas Inc (2) 1,108,434
87,630 Atara Biotherapeutics Inc (2) 408,356

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
October 31, 2022
66
Shares Description (1) Value
Health Care (continued)
84,533 Atea Pharmaceuticals Inc (2) $ 507,198
32,336 Axsome Therapeutics Inc (2),(3) 1,459,970
47,332 Beam Therapeutics Inc (2) 2,085,448
44,437 Brookdale Senior Living Inc (2) 198,633
53,886 Caribou Biosciences Inc (2) 524,850
42,134 Cassava Sciences Inc (2),(3) 1,535,363
23,338 Castle Biosciences Inc (2) 595,586
28,762 Cerus Corp (2) 105,269
258 Chemed Corp 120,452
78,175 Chimerix Inc (2) 138,370
43,991 Chinook Therapeutics Inc (2) 956,804
19,025 CinCor Pharma Inc (2) 640,001
35,419 Collegium Pharmaceutical Inc (2) 635,417
1,616 CONMED Corp 128,844
10,656 CorVel Corp (2) 1,749,822
40,519 Cross Country Healthcare Inc (2) 1,502,850
31,940 CryoPort Inc (2) 886,654
15,467 Cullinan Oncology Inc (2),(3) 203,236
16,201 Cutera Inc (2) 744,760
54,522 Denali Therapeutics Inc (2) 1,563,691
89,060 DocGo Inc (2) 881,694
11,522 Embecta Corp 356,260
23,452 Ensign Group Inc 2,105,521
33,303 Envista Holdings Corp (2) 1,099,332
162,326 EQRx Inc (2),(3) 834,356
31,999 Erasca Inc (2) 261,432
17,413 Establishment Labs Holdings Inc (2),(3) 981,919
29,846 Fulcrum Therapeutics Inc (2),(3) 165,944
19,162 Fulgent Genetics Inc (2) 759,390
49,447 Generation Bio Co (2) 253,169
9,065 Glaukos Corp (2) 508,275
28,949 Globus Medical Inc, Class A (2) 1,939,583
62,453 GreenLight Biosciences Holdings PBC (2) 111,166
39,563 Haemonetics Corp (2) 3,360,877
10,975 Heska Corp (2) 787,566
127,243 Hims & Hers Health Inc (2) 577,683
66,473 Humacyte Inc (2),(3) 228,999
10,120 IGM Biosciences Inc (2) 202,400
15,039 Imago Biosciences Inc (2),(3) 255,663
43,667 Immunovant Inc (2) 489,070
15,370 Inari Medical Inc (2) 1,182,414
206,472 Inovio Pharmaceuticals Inc (2) 445,980
19,829 Intellia Therapeutics Inc (2) 1,046,575
21,826 Intra-Cellular Therapies Inc (2) 996,793
128,861 Iovance Biotherapeutics Inc (2) 1,203,562
33,026 iRhythm Technologies Inc (2) 4,210,485
21,723 iTeos Therapeutics Inc (2) 423,164
90,040 IVERIC bio Inc (2) 2,153,757
16,578 Joint Corp (2) 273,869
15,495 Keros Therapeutics Inc (2) 780,018
51,403 Kezar Life Sciences Inc (2) 386,294
19,622 Krystal Biotech Inc (2) 1,501,083
17,153 Kymera Therapeutics Inc (2) 520,422
78,308 MaxCyte Inc (2) 541,891
48,299 Meridian Bioscience Inc (2) 1,544,119
37,512 Merit Medical Systems Inc (2) 2,579,700
31,046 Merus NV (2),(3) 636,443
5,384 Mesa Laboratories Inc 711,819
24,473 Mirati Therapeutics Inc (2) 1,647,522
7,738 ModivCare Inc (2) 752,443
21,993 Monte Rosa Therapeutics Inc (2),(3) 202,336

Shares Description (1) Value
Health Care (continued)
16,563 National Research Corp $ 674,611
127,315 NeoGenomics Inc (2) 968,231
9,876 NGM Biopharmaceuticals Inc (2) 52,738
36,145 Nurix Therapeutics Inc (2) 460,126
21,142 NuVasive Inc (2) 932,996
110,815 Nuvation Bio Inc (2),(3) 243,793
12,081 Option Care Health Inc (2) 365,571
30,088 Paragon 28 Inc (2) 600,857
45,284 Patterson Cos Inc 1,176,025
6,542 Pediatrix Medical Group Inc (2) 126,915
9,450 Pennant Group Inc (2) 116,330
69,860 Perrigo Co PLC 2,813,961
28,174 PetIQ Inc (2) 231,590
20,672 Phathom Pharmaceuticals Inc (2),(3) 219,123
44,532 Point Biopharma Global Inc (2),(3) 415,484
23,789 Premier Inc, Class A 829,760
12,451 PROCEPT BioRobotics Corp (2) 565,649
152,909 Project Roadrunner Parent Inc (2) 2,700,373
25,183 Prothena Corp PLC (2) 1,547,244
38,123 QuidelOrtho Corp (2) 3,424,208
25,622 RAPT Therapeutics Inc (2) 559,072
29,483 Reata Pharmaceuticals Inc, Class A (2) 949,353
53,446 Recursion Pharmaceuticals Inc, Class A (2) 563,855
6,372 Relmada Therapeutics Inc (2) 40,717
21,440 Repare Therapeutics Inc (2),(3) 322,886
8,095 Repligen Corp (2) 1,477,257
40,553 Rhythm Pharmaceuticals Inc (2),(3) 1,020,719
93,376 Sana Biotechnology Inc (2),(3) 541,581
103,164 Sema4 Holdings Corp (2),(3) 106,259
395,596 Senseonics Holdings Inc (2) 466,803
9,828 Shockwave Medical Inc (2) 2,881,078
25,794 Signify Health Inc, Class A (2) 753,959
9,193 Simulations Plus Inc 381,510
36,036 Tango Therapeutics Inc (2) 289,729
16,473 Treace Medical Concepts Inc (2) 403,259
26,983 Tricida Inc (2),(3) 8,966
10,299 Ultragenyx Pharmaceutical Inc (2) 416,698
45,873 uniQure NV (2) 854,155
36,500 United Therapeutics Corp (2) 8,414,345
43,700 Varex Imaging Corp (2) 966,207
38,673 Vaxcyte Inc (2) 1,686,530
16,943 Vera Therapeutics Inc (2) 315,818
21,443 Verve Therapeutics Inc (2),(3) 808,401
80,681 Vir Biotechnology Inc (2) 1,773,368
4,489 Viridian Therapeutics Inc (2) 89,331
29,511 Xencor Inc (2) 826,308
50,687 Xenon Pharmaceuticals Inc (2) 1,853,624
23,500 Zimvie Inc (2) 206,095
59,658 Zogenix Inc (2) 40,567
Total Health Care 121,410,576
Industrials - 17.7%
29,109 AAON Inc 1,877,239
73,974 ABM Industries Inc 3,292,583
109,879 ACCO Brands Corp 505,443
18,492 Acuity Brands Inc 3,394,576
29,860 Advanced Drainage Systems Inc 3,460,177
35,509 AECOM 2,673,118
1,151 AGCO Corp 142,920
96,880 Allison Transmission Holdings Inc 4,093,180
6,573 ArcBest Corp 522,093

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
October 31, 2022
68
Shares Description (1) Value
Industrials (continued)
16,440 Argan Inc $ 569,975
8,214 Armstrong World Industries Inc 620,732
4,827 ASGN Inc (2) 409,233
13,939 Atkore Inc (2) 1,328,387
66,461 Axon Enterprise Inc (2) 9,666,088
116,632 AZEK Co Inc (2) 2,042,226
60,852 Beacon Roofing Supply Inc (2) 3,429,010
41,488 Blink Charging Co (2),(3) 614,022
10,766 BlueLinx Holdings Inc (2) 758,572
43,721 Boise Cascade Co 2,919,251
9,626 Curtiss-Wright Corp 1,615,532
4,079 Donaldson Co Inc 234,339
5,712 EMCOR Group Inc 805,963
7,118 Energy Recovery Inc (2) 183,146
6,962 EnPro Industries Inc 741,453
131,436 Evoqua Water Technologies Corp (2) 5,149,663
56,849 First Advantage Corp (2) 798,729
99,056 Flowserve Corp 2,840,926
90,975 FREYR Battery SA (2),(3) 1,210,877
33,394 FTI Consulting Inc (2) 5,197,108
37,821 GATX Corp 3,960,237
42,657 GMS Inc (2) 2,013,410
12,944 Great Lakes Dredge & Dock Corp (2) 97,857
56,152 GXO Logistics Inc (2) 2,051,794
80,909 Healthcare Services Group Inc 1,129,490
18,039 Herc Holdings Inc 2,121,567
2,098 Hexcel Corp 116,859
27,099 HireRight Holdings Corp (2) 364,753
9,228 Hubbell Inc 2,191,465
117,057 Hyliion Holdings Corp (2),(3) 333,612
8,776 IAA Inc (2) 332,874
16,075 John Bean Technologies Corp 1,466,040
96,017 KAR Auction Services Inc (2) 1,395,127
35,133 Kelly Services Inc, Class A 574,073
38,696 Korn Ferry 2,151,111
14,172 Kratos Defense & Security Solutions Inc (2) 157,026
4,764 Landstar System Inc 744,232
30,971 Luxfer Holdings PLC 448,150
48,357 ManpowerGroup Inc 3,788,287
2,997 MasTec Inc (2) 231,009
30,962 Matthews International Corp, Class A 832,259
81,630 MAXAR TECHNOLOGIES INC 1,823,614
26,930 McGrath RentCorp 2,532,767
57,520 Mercury Systems Inc (2) 2,783,968
83,048 MillerKnoll Inc 1,758,957
26,195 Montrose Environmental Group Inc (2) 1,146,817
17,920 Moog Inc, Class A 1,518,720
91,809 MRC Global Inc (2) 920,844
172,361 Mueller Water Products Inc, Class A 2,016,624
4,593 MYR Group Inc (2) 401,933
189,504 Pitney Bowes Inc 589,357
59,092 Primoris Services Corp 1,193,068
7,311 Proto Labs Inc (2) 279,207
57,889 Resideo Technologies Inc (2) 1,367,338
56,589 Ryder System Inc 4,555,980
3,045 Saia Inc (2) 605,529
34,133 SiteOne Landscape Supply Inc (2) 3,954,991
101,586 Skillsoft Corp (2),(3) 181,839
89,042 Steelcase Inc, Class A 691,856
68,366 Stem Inc (2) 929,778
18,625 Sterling Infrastructure Inc (2) 502,689

Shares Description (1) Value
Industrials (continued)
154,895 Sunrun Inc (2) $ 3,486,686
105,790 Toro Co 11,153,440
48,355 Trex Co Inc (2) 2,325,392
21,904 TriNet Group Inc (2) 1,423,322
71,182 Triton International Ltd 4,320,036
72,296 Triumph Group Inc (2) 654,279
36,396 TrueBlue Inc (2) 715,545
54,384 TuSimple Holdings Inc, Class A (2) 186,537
128,412 Upwork Inc (2) 1,727,141
12,902 V2X Inc (2) 528,853
65,126 Velo3D Inc (2) 256,596
15,410 Veritiv Corp (2) 1,791,567
226,262 Virgin Galactic Holdings Inc (2),(3) 1,045,330
24,335 WESCO International Inc (2) 3,352,633
225,262 WillScot Mobile Mini Holdings Corp (2) 9,580,393
51,509 Zurn Elkay Water Solutions Corp 1,209,946
Total Industrials 161,111,365
Information Technology - 14.7%
8,622 A10 Networks Inc 144,850
120,197 ACI Worldwide Inc (2) 2,924,393
52,646 Altair Engineering Inc, Class A (2) 2,582,286
28,516 Asana Inc, Class A (2),(3) 587,430
17,692 Aspentech Corp (2) 4,271,733
65,363 Avaya Holdings Corp (2),(3) 103,274
18,495 Avnet Inc 743,314
23,004 Badger Meter Inc 2,587,490
81,980 Box Inc, Class A (2) 2,381,519
55,145 Bread Financial Holdings Inc 1,991,286
18,594 Cerence Inc (2) 319,817
19,588 Cirrus Logic Inc (2) 1,314,747
110,026 CommScope Holding Co Inc (2) 1,456,744
48,149 Concentrix Corp 5,885,252
35,676 CSG Systems International Inc 2,307,167
19,455 CTS Corp 768,862
48,278 Cyxtera Technologies Inc (2) 116,833
53,370 Dolby Laboratories Inc, Class A 3,567,251
10,486 Duck Creek Technologies Inc (2) 125,203
255,746 DXC Technology Co (2) 7,352,697
161,728 E2open Parent Holdings Inc (2) 942,874
51,318 Envestnet Inc (2) 2,530,491
29,322 ePlus Inc (2) 1,428,568
36,892 ExlService Holdings Inc (2) 6,708,810
84,083 First Solar Inc (2) 12,239,962
2,754 Five9 Inc (2) 165,956
64,994 Flex Ltd (2) 1,272,583
10,805 Gitlab Inc, Class A (2),(3) 523,610
30,973 Ichor Holdings Ltd (2) 787,953
38,366 Insight Enterprises Inc (2) 3,625,971
13,089 Intapp Inc (2) 293,979
33,760 InterDigital Inc 1,683,611
49,450 Itron Inc (2) 2,417,610
39,229 Jamf Holding Corp (2) 928,550
27,217 Kimball Electronics Inc (2) 562,575
38,679 KnowBe4 Inc, Class A (2) 950,730
65,549 Kulicke & Soffa Industries Inc 2,749,125
30,914 Lumentum Holdings Inc (2) 2,301,547
40,633 Methode Electronics Inc 1,675,299
183,148 MicroVision Inc (2),(3) 670,322
5,074 Model N Inc (2) 192,812
49,533 N-able Inc (2) 536,442

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
October 31, 2022
70
Shares Description (1) Value
Information Technology (continued)
35,875 National Instruments Corp $ 1,369,707
43,931 New Relic Inc (2) 2,602,472
13,981 Novanta Inc (2) 1,976,913
30,894 Nutanix Inc, Class A (2) 846,496
30,226 Olo Inc, Class A (2) 266,291
14,925 OSI Systems Inc (2) 1,226,537
29,559 PAR Technology Corp (2),(3) 850,708
6,784 Plexus Corp (2) 667,546
47,467 Progress Software Corp 2,422,241
25,319 PROS Holdings Inc (2) 631,709
38,081 Rackspace Technology Inc (2),(3) 196,117
84,981 Ribbon Communications Inc (2) 225,200
8,943 Rogers Corp (2) 2,104,556
30,939 Samsara Inc, Class A (2) 380,859
10,258 ShotSpotter Inc (2) 389,804
58,912 Sprinklr Inc, Class A (2) 544,936
24,452 SPS Commerce Inc (2) 3,093,667
106,718 Switch Inc, Class A 3,633,748
77,175 Teradata Corp (2) 2,437,958
75,019 Unisys Corp (2) 637,662
33,641 Universal Display Corp 3,203,296
57,138 Veeco Instruments Inc (2) 1,041,626
4,357 Vishay Precision Group Inc (2) 147,049
177,420 Vontier Corp 3,388,722
31,250 WEX Inc (2) 5,129,375
69,375 Wolfspeed Inc (2) 5,463,281
120,054 Xerox Holdings Corp 1,756,390
Total Information Technology 133,356,394
Materials - 5.4%
117,233 Arconic Corp (2) 2,433,757
63,486 ATI Inc (2) 1,889,343
101,225 Avient Corp 3,491,250
155,079 Axalta Coating Systems Ltd (2) 3,616,442
18,638 Clearwater Paper Corp (2) 829,018
92,018 Coeur Mining Inc (2) 347,828
30,764 Commercial Metals Co 1,399,762
37,519 Compass Minerals International Inc 1,483,501
662,691 Ginkgo Bioworks Holdings Inc (2) 1,809,146
56,411 Glatfelter Corp 159,643
12,711 Graphic Packaging Holding Co 291,845
2,610 Greif Inc, Class B 184,814
20,650 Hawkins Inc 929,870
35,886 HB Fuller Co 2,501,613
27,502 Innospec Inc 2,749,925
23,001 Koppers Holdings Inc 574,105
91,024 Louisiana-Pacific Corp 5,156,510
22,705 Materion Corp 1,946,046
34,986 Reliance Steel & Aluminum Co 7,048,979
7,044 Royal Gold Inc 668,898
19,492 Ryerson Holding Corp 653,957
33,687 Sensient Technologies Corp 2,407,273
31,999 Trinseo PLC 602,221
197,535 Valvoline Inc 5,799,628
Total Materials 48,975,374
Real Estate - 6.8%
66,686 Alexander & Baldwin Inc 1,299,043
45,027 Anywhere Real Estate Inc (2) 334,551
12,352 Armada Hoffler Properties Inc 144,395
22,957 Brandywine Realty Trust 150,598

Shares Description (1) Value
Real Estate (continued)
46,023 Brixmor Property Group Inc $ 980,750
48,407 City Office REIT Inc 514,082
89,130 Cousins Properties Inc 2,117,729
90,309 CubeSmart 3,781,238
24,348 Cushman & Wakefield PLC (2) 281,219
78,556 Douglas Emmett Inc 1,381,800
90,260 Easterly Government Properties Inc 1,569,621
94,913 Elme Communities 1,811,889
154,901 Empire State Realty Trust Inc, Class A 1,141,620
23,654 Federal Realty Investment Trust 2,341,273
4,366 Highwoods Properties Inc 123,252
28,141 Hudson Pacific Properties Inc 310,677
60,685 iStar Inc 635,979
120,814 JBG SMITH Properties 2,377,620
136,667 Kennedy-Wilson Holdings Inc 2,270,039
115,603 Kilroy Realty Corp 4,940,872
52,011 Life Storage Inc 5,752,937
168,765 Macerich Co 1,878,355
24,093 Marcus & Millichap Inc 887,586
134,828 Outfront Media Inc 2,433,645
214,396 Park Hotels & Resorts Inc 2,804,300
12,081 Piedmont Office Realty Trust Inc, Class A 126,246
88,711 PotlatchDeltic Corp 3,946,752
99,112 Rexford Industrial Realty Inc 5,478,911
22,641 Ryman Hospitality Properties Inc 2,013,238
61,299 SL Green Realty Corp 2,432,344
35,834 St Joe Co 1,273,182
23,004 Tejon Ranch Co (2) 389,688
260,438 Uniti Group Inc 2,020,999
124,746 Xenia Hotels & Resorts Inc 2,130,662
Total Real Estate 62,077,092
Utilities - 2.3%
38,307 Clearway Energy Inc, Class A 1,238,465
90,809 Clearway Energy Inc, Class C 3,154,705
94,598 New Jersey Resources Corp 4,222,855
92,073 NextEra Energy Partners LP 6,819,847
39,684 Ormat Technologies Inc (3) 3,589,418
114,336 Sunnova Energy International Inc (2) 2,119,789
Total Utilities 21,145,079
Total Common Stocks (cost $966,696,421) 909,066,975
Shares Description (1) Value
COMMON STOCK RIGHTS - 0.0%
Health Care - 0.0%
18,959 Achillion Pharmaceuticals Inc (4) 8,721
Total Health Care 8,721
Total Common Stock Rights (cost $0) 8,721
Total Long-Term Investments (cost $966,696,421) 909,075,696

Nuveen ESG Small-Cap ETF (NUSC)
(continued)
Portfolio of Investments
October 31, 2022
72
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.8%
MONEY MARKET FUNDS - 1.8%
16,245,213 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
3.120%(6) $ 16,245,213
Total Investments Purchased with Collateral from Securities Lending (cost $16,245,213) 16,245,213
Total Investments (cost $982,941,634 ) - 101.7% 925,320,909
Other Assets Less Liabilities - (1.7)% (15,493,224)
Net Assets - 100% $ 909,827,685
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $15,612,818.
(4) For fair value measurement disclosure purposes, investment classified as Level 3.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust
See accompanying notes to financial statements

Statement of Assets and Liabilities
October 31, 2022
See accompanying notes to financial statements.
73
NUDV NUEM NUDM NULC NULG
Assets
Long-term investments, at value
†‡
$ 8,206,263 $ 177,660,304 $ 266,420,145 $ 24,282,833 $ 776,551,156
Investments purchased with collateral from securities lending, at value
(cost approximates value) – – – 17 121,772
Cash 15,452 512,618 352,860 280,052 17,011,204
Cash denominated in foreign currencies
^
– 7,099 10,952 – –
Receivable for dividends 11,785 92,699 709,435 29,821 233,025
Receivable for Interest – 11 – – –
Receivable for reclaims 160 1,346 328,033 700 13,895
Receivable for shares sold – – – – 4,969,430
Other assets 24 594 886 94 7,267
Total assets 8,233,684 178,274,671 267,822,311 24,593,517 798,907,749
Liabilities
Payable for collateral from securities lending – – – 17 121,772
Payable for investments purchased - regular settlement – – – – 4,861,169
Payable for capital gains tax – 478,528 – – –
Accrued expenses:
Management fees 1,535 50,495 60,892 3,720 149,756
Professional fees 63 1,392 2,093 190 6,148
Trustees fees 68 1,777 2,574 238 7,682
Other 23 128,748 827 95 7,268
Total liabilities 1,689 660,940 66,386 4,260 5,153,795
Net assets $ 8,231,995 $ 177,613,731 $ 267,755,925 $ 24,589,257 $ 793,753,954
Shares outstanding 350,000 7,800,000 11,400,000 750,000 16,100,000
Net asset value ("NAV") per share $ 23.52 $ 22.77 $ 23.49 $ 32.79 $ 49.30
Net assets consist of:
Capital paid-in 8,470,370 235,226, 146 316,605,458 23,088,679 886,047,338
Total distributable earnings (loss) (238,375) (57,612,415) (48,849,533) 1,500,578 (92,293,384)
Net assets $ 8,231,995 $ 177,613,731 $ 267,755,925 $ 24,589,257 $ 793,753,954
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 8,497,099 $ 216,392,685 $ 304,851,117 $ 23,297,574 $ 845,473,830
‡   Includes securities loaned of $ — $ — $ — $ 16 $ 113,117
^  Cash denominated in foreign currencies, cost $ — $ 7,099 $ 11,025 $ — $ —

Statement of Assets and Liabilities
(continued)
See accompanying notes to financial statements.
74
NULV NUMG NUMV NUSC
Assets
Long-term investments, at value
†‡
$ 1,528,806,879 $ 312,611,040 $ 310,136,672 $ 909,075,696
Investments purchased with collateral from securities lending, at value (cost approximates value) 1,274,456 1,544,748 – 16,245,213
Cash 1,949,917 385,587 583,646 788,234
Receivable for dividends 2,408,654 – 371,123 140,687
Receivable for investments sold 15,386,685 – – –
Receivable for reclaims 25,921 – 5,089 –
Receivable for securities lending income 435 22,643 – 44,370
Other assets 11,124 3,311 2,632 9,706
Total assets 1,549,864,071 314,567,329 311,099,162 926,303,906
Liabilities
Payable for collateral from securities lending 1,274,456 1,544,748 – 16,245,213
Payable for investments purchased - regular settlement 1,533,123 – 358,141 –
Payable for shares redeemed 15,416,145 – – –
Accrued expenses:
Management fees 288,710 71,064 70,032 206,610
Professional fees 11,773 2,379 2,388 6,956
Trustees fees 14,709 3,149 3,028 8,751
Other 11,506 2,583 1,446 8,691
Total liabilities 18,550,422 1,623,923 435,035 16,476,221
Net assets $ 1,531,313,649 $ 312,943,406 $ 310,664,127 $ 909,827,685
Shares outstanding 44,700,000 9,100,000 10,000,000 25,600,000
Net asset value ("NAV") per share $ 34.26 $ 34.39 $ 31.07 $ 35.54
Net assets consist of:
Capital paid-in 1,576,729,986 393,227,583 309,947,645 981,340,234
Total distributable earnings (loss) (45,416,337) (80,284,177) 716,482 (71,512,549)
Net assets $ 1,531,313,649 $ 312,943,406 $ 310,664,127 $ 909,827,685
Authorized shares Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 1,549,971,488 $ 364,528,144 $ 325,080,126 $ 966,696,421
‡   Includes securities loaned of $ 1,229,645 $ 1,517,974 $ — $ 15,612,818

Statement of Operations
October 31, 2022
See accompanying notes to financial statements.
75
NUDV NUEM NUDM NULC NULG
Investment Income
Dividends $ 172,218 $ 5,007,594 $ 7,719,347 $ 430,687 $ 5,799,922
Interest 277 5,066 3,161 429 7,604
Securities lending income, net 54 883 — 1 4,092
Foreign tax withheld on dividend income (123) (580,773) (727,920) (139) —
Total investment income 172,426 4,432,770 6,994,588 430,978 5,811,618
Expenses
Management fees 15,532 553,163 649,240 53,873 2,095,797
Professional fees 135 3,510 4,894 603 18,802
Trustees fees 185 5,261 7,304 861 27,836
Other — 788 50 — —
Total expenses 15,852 562,722 661,488 55,337 2,142,435
Net investment income (loss) 156,574 3,870,048 6,333,100 375,641 3,669,183
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign
currency* 37,968 (15,593,661) (13,243,494) 229,868 (25,648,343)
Net realized gain (loss) from in-kind redemptions — — — — 17,149,085
Change in net unrealized appreciation (depreciation)
of investments and foreign currency** (418,823) (51,263,329) (52,796,445) (6,605,084) (275,556,909)
Net realized and unrealized gain (loss) (380,855) (66,856,990) (66,039,939) (6,375,216) (284,056,167)
Net increase (decrease) in net assets from operations $ (224,281) $ (62,986,942) $ (59,706,839) $ (5,999,575) $ (280,386,984)
*
Net of foreign capital gains tax $ — $ (4,648) $ — $ — $ —
**
Net of change in foreign capital gains tax $ — $ (240,171) $ — $ — $ —

Statement of Operations
(continued)
See accompanying notes to financial statements.
76
NULV NUMG NUMV NUSC
Investment Income
Dividends $ 33,332,243 $ 1,452,853 $ 7,128,058 $ 12,581,040
Interest 15,765 2,897 2,617 14,295
Securities lending income, net 20,020 70,257 631 625,493
Foreign tax withheld on dividend income (32,911) — — (9,154)
Total investment income 33,335,117 1,526,007 7,131,306 13,211,674
Expenses
Management fees 3,456,517 1,044,482 921,371 3,068,765
Professional fees 31,245 7,685 6,696 22,426
Trustees fees 47,246 11,513 9,959 33,551
Total expenses 3,535,008 1,063,680 938,026 3,124,742
Net investment income (loss) 29,800,109 462,327 6,193,280 10,086,932
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (50,796,316) (29,065,746) 10,623,938 (21,823,871)
Net realized gain (loss) from in-kind redemptions 72,474,965 5,344,146 3,758,450 40,091,623
Change in net unrealized appreciation (depreciation) of investments (182,958,927) (120,677,264) (67,182,054) (224,243,139)
Net realized and unrealized gain (loss) (161,280,278) (144,398,864) (52,799,666) (205,975,387)
Net increase (decrease) in net assets from operations $ (131,480,169) $ (143,936,537) $ (46,606,386) $ (195,888,455)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

NUDV NUEM
Year Ended
10/31/22
For the period
9/27/21
(commencement
of operations)
through
10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
Operations
Net investment income (loss) $ 156,574 $ 9,824 $ 3,870,048 $ 1,364,689
Net realized gain (loss) from investments and foreign currency 37,968 (745) (15,593,661) 4,176,730
Change in unrealized appreciation (depreciation) of investments and foreign currency (418,823) 127,987 (51,263,329) 3,168,035
Net increase (decrease) in net assets from operations (224,281) 137,066 (62,986,942) 8,709,454
Distributions to Shareholders
Dividends (151,160) – (3,002,760) (843,800)
Decrease in net assets from distributions to shareholders (151,160) – (3,002,760) (843,800)
Fund Share Transactions
Proceeds from sale of shares 3,470,370 5,000,000 120,707,881 68,334,486
Net increase (decrease) in net assets from Fund share transactions 3,470,370 5,000,000 120,707,881 68,334,486
Net increase (decrease) in net assets 3,094,929 5,137,066 54,718,179 76,200,140
Net assets at the beginning of period 5,137,066 – 122,895,552 46,695,412
Net assets at the end of period $ 8,231,995 $ 5,137,066 $ 177,613,731 $ 122,895,552

See accompanying notes to financial statements.

NUDM NULC
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
Operations
Net investment income (loss) $ 6,333,100 $ 3,505,041 $ 375,641 $ 283,914
Net realized gain (loss) from investments and foreign currency (13,243,494) 5,484,486 229,868 1,580,986
Change in unrealized appreciation (depreciation) of investments and foreign currency (52,796,445) 15,607,992 (6,605,084) 6,333,223
Net increase (decrease) in net assets from operations (59,706,839) 24,597,519 (5,999,575) 8,198,123
Distributions to Shareholders
Dividends (7,207,380) (1,159,650) (1,900,650) (781,000)
Decrease in net assets from distributions to shareholders (7,207,380) (1,159,650) (1,900,650) (781,000)
Fund Share Transactions
Proceeds from sale of shares 173,167,233 84,544,985 2,154,555 5,838,745
Net increase (decrease) in net assets from Fund share transactions 173,167,233 84,544,985 2,154,555 5,838,745
Net increase (decrease) in net assets 106,253,014 107,982,854 (5,745,670) 13,255,868
Net assets at the beginning of period 161,502,911 53,520,057 30,334,927 17,079,059
Net assets at the end of period $ 267,755,925 $ 161,502,911 $ 24,589,257 $ 30,334,927

See accompanying notes to financial statements.

NULG NULV
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
Operations
Net investment income (loss) $ 3,669,183 $ 705,723 $ 29,800,109 $ 18,945,374
Net realized gain (loss) from investments (25,648,343) 45,147,470 (50,796,316) 42,375,369
Net realized gain (loss) from in-kind redemptions 17,149,085 33,580,463 72,474,965 16,717,581
Change in unrealized appreciation (depreciation) of investments (275,556,909) 162,316,822 (182,958,927) 170,642,340
Net increase (decrease) in net assets from operations (280,386,984) 241,750,478 (131,480,169) 248,680,664
Distributions to Shareholders
Dividends (47,021,850) (11,336,250) (56,331,080) (9,383,400)
Decrease in net assets from distributions to shareholders (47,021,850) (11,336,250) (56,331,080) (9,383,400)
Fund Share Transactions
Proceeds from sale of shares 236,696,565 462,008,315 970,444,575 466,092,655
Cost of shares redeemed (58,409,625) (94,249,625) (427,932,540) (64,004,845)
Net increase (decrease) in net assets from Fund share transactions 178,286,940 367,758,690 542,512,035 402,087,810
Net increase (decrease) in net assets (149,121,894) 598,172,918 354,700,786 641,385,074
Net assets at the beginning of period 942,875,848 344,702,930 1,176,612,863 535,227,789
Net assets at the end of period $ 793,753,954 $ 942,875,848 $ 1,531,313,649 $ 1,176,612,863

See accompanying notes to financial statements.

NUMG NUMV
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
Operations
Net investment income (loss) $ 462,327 $ (180,804) $ 6,193,280 $ 3,242,523
Net realized gain (loss) from investments (29,065,746) 47,003,207 10,623,938 20,277,055
Net realized gain (loss) from in-kind redemptions 5,344,146 3,709,342 3,758,450 –
Change in unrealized appreciation (depreciation) of investments (120,677,264) 40,699,813 (67,182,054) 47,745,906
Net increase (decrease) in net assets from operations (143,936,537) 91,231,558 (46,606,386) 71,265,484
Distributions to Shareholders
Dividends (46,745,770) (9,360,450) (18,456,730) (2,019,540)
Decrease in net assets from distributions to shareholders (46,745,770) (9,360,450) (18,456,730) (2,019,540)
Fund Share Transactions
Proceeds from sale of shares 144,225,425 135,917,590 112,559,015 88,264,440
Cost of shares redeemed (41,476,430) (10,127,755) (13,583,080) –
Net increase (decrease) in net assets from Fund share transactions 102,748,995 125,789,835 98,975,935 88,264,440
Net increase (decrease) in net assets (87,933,312) 207,660,943 33,912,819 157,510,384
Net assets at the beginning of period 400,876,718 193,215,775 276,751,308 119,240,924
Net assets at the end of period $ 312,943,406 $ 400,876,718 $ 310,664,127 $ 276,751,308

See accompanying notes to financial statements.

NUSC
Year Ended
10/31/22
Year Ended
10/31/21
Operations
Net investment income (loss) $ 10,086,932 $ 6,840,586
Net realized gain (loss) from investments (21,823,871) 71,288,449
Net realized gain (loss) from in-kind redemptions 40,091,623 1,716,397
Change in unrealized appreciation (depreciation) of investments (224,243,139) 134,772,548
Net increase (decrease) in net assets from operations (195,888,455) 214,617,980
Distributions to Shareholders
Dividends (77,261,695) (2,657,985)
Decrease in net assets from distributions to shareholders (77,261,695) (2,657,985)
Fund Share Transactions
Proceeds from sale of shares 250,807,675 528,600,519
Cost of shares redeemed (174,195,465) (3,828,860)
Net increase (decrease) in net assets from Fund share transactions 76,612,210 524,771,659
Net increase (decrease) in net assets (196,537,940) 736,731,654
Net assets at the beginning of period 1,106,365,625 369,633,971
Net assets at the end of period $ 909,827,685 $ 1,106,365,625

Financial Highlights

The Funds' fiscal year end is October 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Ending
Market
Price
NUDV
2022
$ 25.69 $ 0.62 $ (2.21) $ (1.59) $ (0.58) $ — $ (0.58) $ 23.52 $ 23.52
2021(d)
25.00 0.05 0.64 0.69 — — — 25.69 25.71
NUEM
2022
34.14 0.69 (11.27) (10.58) (0.38) (0.41) (0.79) 22.77 22.71
2021
29.18 0.52 4.86 5.38 (0.42) — (0.42) 34.14 34.15
2020
25.57 0.40 3.75 4.15 (0.54) — (0.54) 29.18 29.37
2019
23.78 0.58 1.70 2.28 (0.49) — (0.49) 25.57 25.71
2018
27.69 0.59 (4.31) (3.72) (0.18) (0.01) (0.19) 23.78 23.92
NUDM
2022
32.30 0.78 (8.26) (7.48) (0.88) (0.45) (1.33) 23.49 23.51
2021
24.33 0.98 7.42 8.40 (0.43) — (0.43) 32.30 32.53
2020
26.74 0.54 (2.03) (1.49) (0.92) — (0.92) 24.33 24.50
2019
24.10 0.75 2.44 3.19 (0.55) — (0.55) 26.74 26.86
2018
26.39 0.71 (2.87) (2.16) (0.12) (0.01) (0.13) 24.10 24.12
NULC
2022
43.34 0.51 (8.52) (8.01) (0.43) (2.11) (2.54) 32.79 32.82
2021
31.05 0.46 13.25 13.71 (0.48) (0.94) (1.42) 43.34 43.39
2020
28.01 0.53 2.74 3.27 (0.21) (0.02) (0.23) 31.05 30.95
2019(f)
24.96 0.19 2.86 3.05 — — — 28.01 27.99
NULG
2022
71.98 0.25 (19.45) (19.20) (0.14) (3.34) (3.48) 49.30 49.30
2021
49.60 0.07 23.82 23.89 (0.11) (1.40) (1.51) 71.98 72.01
2020
38.97 0.18 10.91 11.09 (0.20) (0.26) (0.46) 49.60 49.54
2019
33.84 0.29 5.96 6.25 (0.24) (0.88) (1.12) 38.97 39.00
2018
30.47 0.25 3.31 3.56 (0.09) (0.10) (0.19) 33.84 33.87
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note
4 - Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 - Fund Shares).
(d)
For the period September 27, 2021 (commencement of operations) through October 31, 2021.
(e)
Annualized.
(f)
For the period June 3, 2019 (commencement of operations) through October 31, 2019.

See accompanying notes to financial statements.

Ratios/Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
NAV(b)
Based
on
Market
Price(b)
Ending
Net
Assets
(000) Expenses
NII
(Loss)
Portfolio
Turnover
Rate(c)
(6.22) % (6.31) % $ 8,232 0.26% 2.52% 76%
2.74 2.85 5,137 0.25 (e) 2.04 (e) 0
(31.62) (31.88) 177,614 0.36 2.45 63
18.45 17.77 122,896 0.44 1.49 61
16.41 16.47 46,695 0.45 1.56 81
9.68 9.70 56,255 0.45 2.30 53
(13.55) (14.18) 35,676 0.45 2.12 65
(24.17) (24.57) 267,756 0.31 2.93 62
34.83 34.73 161,503 0.39 3.16 64
(5.91) (5.67) 53,520 0.40 2.17 66
13.71 14.10 66,853 0.40 3.03 57
(8.25) (8.79) 43,384 0.40 2.71 56
(19.57) (19.59) 24,589 0.21 1.39 57
45.28 45.91 30,335 0.20 1.20 49
11.71 11.43 17,079 0.20 1.81 61
12.22 12.14 8,403 0.20 (e) 1.75 (e) 9
(27.90) (27.94) 793,754 0.26 0.44 80
49.04 49.29 942,876 0.34 0.11 66
28.66 28.42 344,703 0.35 0.39 86
19.57 19.53 83,789 0.35 0.82 61
11.70 11.61 59,212 0.35 0.73 65

Financial Highlights
(continued)
The Funds' fiscal year end is October 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Ending
Market
Price
NULV
2022
$ 39.42 $ 0.77 $ (4.17) $ (3.40) $ (0.63) $ (1.13) $ (1.76) $ 34.26 $ 34.30
2021
28.62 0.77 10.50 11.27 (0.47) — (0.47) 39.42 39.44
2020
31.52 0.77 (3.19) (2.42) (0.48) — (0.48) 28.62 28.65
2019
28.75 0.74 3.00 3.74 (0.57) (0.40) (0.97) 31.52 31.52
2018
27.83 0.71 0.56 1.27 (0.27) (0.08) (0.35) 28.75 28.80
NUMG
2022
57.68 0.05 (17.07) (17.02) (0.01) (6.26) (6.27) 34.39 34.42
2021
42.94 (0.03) 16.66 16.63 (0.02) (1.87) (1.89) 57.68 57.71
2020
33.26 0.03 9.75 9.78 (0.10) — (0.10) 42.94 42.83
2019
29.93 0.06 4.62 4.68 (0.06) (1.29) (1.35) 33.26 33.32
2018
28.44 0.07 1.58 1.65 (0.04) (0.12) (0.16) 29.93 30.12
NUMV
2022
38.44 0.68 (5.61) (4.93) (0.48) (1.96) (2.44) 31.07 31.10
2021
25.64 0.54 12.68 13.22 (0.42) — (0.42) 38.44 38.50
2020
29.50 0.57 (3.71) (3.14) (0.72) — (0.72) 25.64 25.67
2019
27.04 0.64 2.78 3.42 (0.62) (0.34) (0.96) 29.50 29.57
2018
27.00 0.65 (0.38) 0.27 (0.19) (0.04) (0.23) 27.04 27.09
NUSC
2022
45.25 0.37 (7.12) (6.75) (0.32) (2.64) (2.96) 35.54 35.58
2021
30.68 0.36 14.41 14.77 (0.20) — (0.20) 45.25 45.27
2020
29.65 0.28 1.03 1.31 (0.28) — (0.28) 30.68 30.74
2019
28.23 0.34 2.06 2.40 (0.27) (0.71) (0.98) 29.65 29.70
2018
27.84 0.35 0.30 0.65 (0.18) (0.08) (0.26) 28.23 28.27
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note
4 - Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 - Fund Shares).

See accompanying notes to financial statements.

Ratios/Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
NAV(b)
Based
on
Market
Price(b)
Ending
Net
Assets
(000) Expenses
NII
(Loss)
Portfolio
Turnover
Rate(c)
( 9 .09 ) % ( 9 .03 ) % $ 1,531,314 0 .26% 2 .15% 68%
39 .68 39 .63 1,176,613 0 .34 2 .13 59
( 7 .87 ) ( 7 .78 ) 535,228 0 .35 2 .63 38
13 .80 13 .59 94,569 0 .35 2 .51 66
4 .57 4 .56 45,995 0 .35 2 .46 59
( 32 .50 ) ( 32 .48 ) 312,943 0 .31 0 .13 84
39 .51 39 .92 400,877 0 .39 ( 0 .06 ) 83
29 .43 28 .90 193,216 0 .40 0 .08 94
16 .93 16 .41 53,222 0 .40 0 .19 67
5 .84 6 .41 49,388 0 .40 0 .23 60
( 13 .71 ) ( 13 .76 ) 310,664 0 .31 2 .02 77
51 .97 52 .06 276,751 0 .39 1 .57 67
( 10 .98 ) ( 11 .11 ) 119,241 0 .40 2 .25 72
13 .51 13 .57 54,573 0 .40 2 .31 70
0 .97 1 .13 47,318 0 .40 2 .30 69
( 15 .68 ) ( 15 .63 ) 909,828 0 .31 0 .99 71
48 .28 48 .03 1,106,366 0 .39 0 .85 60
4 .40 4 .44 369,634 0 .40 0 .98 54
9 .24 9 .26 167,515 0 .40 1 .17 32
2 .32 2 .30 80,447 0 .40 1 .17 54

Notes to Financial Statements
1. General Information
Trust and Fund Information
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen ESG Dividend ETF (NUDV), Nuveen ESG Emerging Markets Equity ETF (NUEM),
Nuveen ESG International Developed Markets Equity ETF (NUDM), Nuveen ESG Large-Cap ETF (NULC), Nuveen ESG Large-Cap Growth ETF
(NULG), Nuveen ESG Large-Cap Value ETF (NULV), Nuveen ESG Mid-Cap Growth ETF (NUMG), Nuveen ESG Mid-Cap Value ETF (NUMV) and
Nuveen ESG Small-Cap ETF (NUSC) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a
Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the Cboe BZX. Exchange, Inc. (the “Exchange”).
Current Fiscal Period
The end of the reporting period for the Funds is October 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended October 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the
Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:
Foreign Taxes
The Funds may be subject to foreign taxes on income, gains, on investments or foreign currency repatriation, a portion of which may be recoverable.
The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the end of trade date for financial reporting purposes. Dividend income is recorded on the ex-
dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
NUEM Value
% of
Net Assets
Country:
China $ 46,059,532 25.9%
India 29,609,780 16.7
Taiwan 24,248,755 13.7
South Korea 19,721,293 11.1
Saudi Arabia 11,257,820 6.3
Brazil 10,797,360 6.1
South Africa 6,201,469 3.5
Mexico 5,065,317 2.8
Thailand 4,295,593 2.4
Indonesia 4,039,033 2.3
Other 16,364,352 9.2
Total non-U.S. Securities $177,660,304 100.0%
NUDM Value
% of
Net Assets
Country:
Japan $ 61,895,294 23.1%
United Kingdom 36,239,971 13.5
France 25,011,296 9.3
Australia 19,146,102 7.2
Switzerland 18,459,771 6.9
Germany 17,490,876 6.5
Hong Kong 12,164,609 4.5
Spain 8,063,634 3.0
Denmark 7,468,953 2.8
Sweden 7,205,392 2.7
Other 37,700,603 14.2
Total non-U.S. Securities $250,846,501 93.7%

Notes to Financial Statements
(continued)
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing services (“pricing services”) and are generally classified as Level 1 or
2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes tile market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
NUDV
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 8,206,263 $ – $ – $ 8,206,263
Total $ 8,206,263 $ – $ – $ 8,206,263
NUEM
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 174,943,490 $ 2,716,517 $ 5** $ 177,660,012
Corporate Bonds – 292 – 292
Total $ 174,943,490 $ 2,716,809 $ 5 $ 177,660,304
NUDM
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 266,420,145 $ – $ –*** $ 266,420,145
Total $ 266,420,145 $ – $ – $ 266,420,145
NULC
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 24,282,833 $ – $ – $ 24,282,833
Investments Purchased with Collateral from Securities
Lending 17 – – 17
Total $ 24,282,850 $ – $ – $ 24,282,850
NULG
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 776,551,156 $ – $ – $ 776,551,156
Investments Purchased with Collateral from Securities
Lending 121,772 – – 121,772
Total $ 776,672,928 $ – $ – $ 776,672,928
NULV
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 1,528,806,879 $ – $ – $ 1,528,806,879
Investments Purchased with Collateral from Securities
Lending 1,274,456 – – 1,274,456
Total $ 1,530,081,335 $ – $ – $ 1,530,081,335

Notes to Financial Statements
(continued)
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
NUMG
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 312,611,040 $ – $ – $ 312,611,040
Investments Purchased with Collateral from Securities
Lending 1,544,748 – – 1,544,748
Total $ 314,155,788 $ – $ – $ 314,155,788
NUMV
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 310,136,672 $ – $ – $ 310,136,672
Total $ 310,136,672 $ – $ – $ 310,136,672
NUSC
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 909,026,408 $ 40,567 $ – $ 909,066,975
Common Stock Rights – – 8,721** 8,721
Investments Purchased with Collateral from Securities
Lending 16,245,213 – – 16,245,213
Total $ 925,271,621 $ 40,567 $ 8,721 $ 925,320,909
* Refer to the Fund's Portfolio of Investments for industry classifications, where applicable.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
*** Refer to the Fund's Portfolio of Investments for securities classified as Level 3. Value equals zero as of the end of the reporting period.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
NULC Common Stocks $16 $17
NULG Common Stocks $113,117 $121,772
NULV Common Stocks $1,229,645 $1,274,456
NUMG Common Stocks $1,517,974 $1,544,748
NUSC Common Stocks $15,612,818 $16,245,213

Investment Transactions
Long-term purchases and sales (including maturities but excluding in-kind transactions and investments purchased with collateral from securities lending, where applicable), during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have
Fund Purchases Sales
NUDV $ 4,737,237 $ 4,728,620
NUEM 201,176,211 98,789,010
NUDM 139,611,808 133,450,136
NULC 15,281,721 17,027,502
NULG 672,653,592 732,029,084
NULV 946,951,570 972,986,439
NUMG 295,638,851 341,801,659
NUMV 232,736,860 244,208,885
NUSC 725,782,469 785,633,812
Fund
In-Kind
Purchases
In-Kind
Sales
NUDV $ 3,460,681 $ —
NUEM 18,148,462 —
NUDM 165,056,773 —
NULC 2,150,283 —
NULG 236,343,628 58,315,989
NULV 969,602,776 424,278,302
NUMG 144,005,141 41,399,577
NUMV 112,283,916 13,551,572
NUSC 250,103,157 173,507,437

Notes to Financial Statements
(continued)
instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
NUDV NUEM
Year Ended
10/31/22
For the period
9/27/21
(commencement of
operations)
through 10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 150,000 $3,470,370 200,000 $5,000,000 4,200,000 $120,707,881 2,000,000 $68,334,486
Shares redeemed – – – – – – – –
Net increase (decrease) 150,000 $3,470,370 200,000 $5,000,000 4,200,000 $120,707,881 2,000,000 $68,334,486
NUDM NULC
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 6,400,000 $173,167,233 2,800,000 $84,544,985 50,000 $2,154,555 150,000 $5,838,745
Shares redeemed – – – – – – – –
Net increase (decrease) 6,400,000 $173,167,233 2,800,000 $84,544,985 50,000 $2,154,555 150,000 $5,838,745
NULG NULV
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 3,950,000 $236,696,565 7,600,000 $462,008,315 26,850,000 $970,444,575 12,950,000 $466,092,655
Shares redeemed (950,000) (58,409,625) (1,450,000) (94,249,625) (12,000,000) (427,932,540) (1,800,000) (64,004,845)
Net increase (decrease) 3,000,000 $178,286,940 6,150,000 $367,758,690 14,850,000 $542,512,035 11,150,000 $402,087,810
NUMG NUMV
Year Ended
10/31/22
Year Ended
10/31/21
Year Ended
10/31/22
Year Ended
10/31/21
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 3,250,000 $144,225,425 2,650,000 $135,917,590 3,200,000 $112,559,015 2,550,000 $88,264,440
Shares redeemed (1,100,000) (41,476,430) (200,000) (10,127,755) (400,000) (13,583,080) – –
Net increase (decrease) 2,150,000 $102,748,995 2,450,000 $125,789,835 2,800,000 $98,975,935 2,550,000 $88,264,440
NUSC
Year Ended
10/31/22
Year Ended
10/31/21
Shares Amount Shares Amount
Shares sold 6,100,000 $250,807,675 12,500,000 $528,600,519
Shares redeemed (4,950,000) (174,195,465) (100,000) (3,828,860)
Net increase (decrease) 1,150,000 $76,612,210 12,400,000 $524,771,659

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, investments in passive foreign investment companies, redemptions in-kind, and return of capital and long-term capital gain distributions received from portfolio investments. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NUDV $ 8,513,905 $ 447,450 $ (755,092) $ (307,642)
NUEM 218,780,502 4,762,762 (45,882,960) (41,120,198)
NUDM 305,764,678 3,362,521 (42,707,054) (39,344,533)
NULC 23,353,055 3,244,925 (2,315,130) 929,795
NULG 846,469,703 32,335,769 (102,132,544) (69,796,775)
NULV 1,564,473,632 96,711,563 (131,103,860) (34,392,297)
NUMG 368,313,065 17,843,629 (72,000,906) (54,157,277)
NUMV 325,658,392 26,760,025 (42,281,745) (15,521,720)
NUSC 990,774,315 94,336,730 (159,790,136) (65,453,406)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NUDV
$ 69,267 $ — $ (307,642) $ — $ — $ — $ (238,375)
NUEM
3,168,977 — (41,360,691) (19,420,701) — — (57,612,415)
NUDM
5,199,944 — (39,396,952) (14,652,525) — — (48,849,533)
NULC
297,677 273,106 929,795 — — — 1,500,578
NULG
2,352,538 — (69,796,775) (24,849,147) — — (92,293,384)
NULV
25,717,735 — (34,392,297) (36,741,775) — — (45,416,337)
NUMG
380,085 — (54,157,277) (26,506,985) — — (80,284,177)
NUMV
4,750,175 11,488,027 (15,521,720) — — — 716,482
NUSC
7,272,239 — (65,453,406) (13,331,382) — — (71,512,549)
10/31/22 10/31/21
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
NUDV
$ 151,160 $ — $ — $ —
NUEM
2,832,518 170,242 843,800 —
NUDM
7,207,380 — 1,159,650 —

Notes to Financial Statements
(continued)
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for
its services to the Funds from the management fees paid to the Adviser.   The Adviser is responsible for substantially all other expenses of the
Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
10/31/22 10/31/21
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
NULC
$ 1,437,598 $ 463,052 $ 769,015 $ 11,985
NULG
35,573,661 11,448,189 10,742,287 593,963
NULV
53,950,099 2,380,981 9,383,400 —
NUMG
31,850,426 14,895,344 7,504,878 1,855,572
NUMV
15,283,065 3,173,665 2,019,540 —
NUSC
58,056,628 19,205,067 2,657,985 —
Fund
Short-Term Long-Term Total
NUDV
$ — $ — $ —
NUEM
1
13,429,235 5,991,466 19,420,701
NUDM
1
11,464,240 3,188,285 14,652,525
NULC
— — —
NULG
24,849,147 — 24,849,147
NULV
36,741,775 — 36,741,775
NUMG
26,506,985 — 26,506,985
NUMV
— — —
NUSC
13,331,382 — 13,331,382
1
A portion of NUEM's and NUDM's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Fund
Utilized
NUDV
$ 607
NUEM
—
NUDM
—
NULC
—
NULG
—
NULV
—
NUMG
—
NUMV
—
NUSC
—

Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
Fund Management Fee
NUDV 0.25%
NUEM 0.35
NUDM 0.30
NULC 0.20
NULG 0.25
NULV 0.25
NUMG 0.30
NUMV 0.30
NUSC 0.30
Fund Purchases Sales
Realized Gain
(Loss)
NUDV $ — $ — $ —
NUEM — — —
NUDM — — —
NULC — — —
NULG 1,220,221 — —
NULV 395,415 — —
NUMG — — —
NUMV 244,269 — —
NUSC 8,785,168 — —
Fund
TIAA
Owned Shares
NUDV
— %
NUEM
—
NUDM
—
NULC
26
NULG
—
NULV
—
NUMG
—
NUMV
—
NUSC
—

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Foreign Source Income and Foreign Tax Credit Pass Through
Fund
Net Long-Term
Capital Gains
NUDV $ —
NUEM 170,242
NUDM —
NULC 463,052
NULG 11,448,189
NULV 2,380,981
NUMG 14,895,344
NUMV 3,173,665
NUSC 19,205,067
Fund Percentage
NUDV
100 .0%
NUEM
0 .4
NUDM
–
NULC
27 .9
NULG
15 .1
NULV
42 .5
NUMG
3 .7
NUMV
25 .7
NUSC
15 .3
Fund Percentage
NUDV
100 .0%
NUEM
34 .9
NUDM
46 .4
NULC
28 .8
NULG
15 .3
NULV
44 .6
NUMG
3 .8
NUMV
28 .1
NUSC
16 .2

Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Foreign Source
Income
Foreign Source
Income Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign
Taxes Paid Per
Share
NUDV
$ — $ — $ — $ —
NUEM
4,469,682 0.57304 576,808 0.07395
NUDM
7,129,382 0.62538 654,913 0.05745
NULC
— — — —
NULG
— — — —
NULV
— — — —
NUMG
— — — —
NUMV
— — — —
NUSC
— — — —

Additional Fund Information
(Unaudited)
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NUDV NUEM
Year Ended October 31, 2022 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
Greater than 3.00% - - 1 0.4%
1.01% to 3.00% - - 53 21.0%
0.51% to 1.00% - - 53 21.0%
0.26% to 0.50% - - 28 11.1%
0.00% to 0.25% 196 77.8% 35 13.9%
(0.01)% to (0.25)% 55 21.8% 18 7.2%
(0.26)% to (0.50)% 1 0.4% 20 8.0%
(0.51)% to (1.00)% - - 21 8.3%
(1.01)% to (3.00)% - - 23 9.1%
252 100% 252 100%
NUDM NULC
Year Ended October 31, 2022 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
1.01% to 3.00% 22 8.7% 1 0.4%
0.51% to 1.00% 64 25.4% - -
0.26% to 0.50% 40 15.9% - -
0.00% to 0.25% 38 15.1% 215 85.3%
(0.01)% to (0.25)% 30 11.9% 36 14.3%
(0.26)% to (0.50)% 22 8.7% - -
(0.51)% to (1.00)% 28 11.1% - -
(1.01)% to (3.00)% 8 3.2% - -
252 100% 252 100%

The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NUDV NUEM
Year Ended October 31, 2022 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
Greater than 3.00% - - 1 0.4%
1.01% to 3.00% - - 53 21.0%
0.51% to 1.00% - - 53 21.0%
0.26% to 0.50% - - 28 11.1%
0.00% to 0.25% 196 77.8% 35 13.9%
(0.01)% to (0.25)% 55 21.8% 18 7.2%
(0.26)% to (0.50)% 1 0.4% 20 8.0%
(0.51)% to (1.00)% - - 21 8.3%
(1.01)% to (3.00)% - - 23 9.1%
252 100% 252 100%
NUDM NULC
Year Ended October 31, 2022 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
1.01% to 3.00% 22 8.7% 1 0.4%
0.51% to 1.00% 64 25.4% - -
0.26% to 0.50% 40 15.9% - -
0.00% to 0.25% 38 15.1% 215 85.3%
(0.01)% to (0.25)% 30 11.9% 36 14.3%
(0.26)% to (0.50)% 22 8.7% - -
(0.51)% to (1.00)% 28 11.1% - -
(1.01)% to (3.00)% 8 3.2% - -
252 100% 252 100%
NULG NULV
Year Ended October 31, 2022 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 164 65.1% 202 80.2%
(0.01)% to (0.25)% 88 34.9% 50 19.8%
252 100% 252 100%
NUMG NUMV
Year Ended October 31, 2022 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.26% to 0.50% 1 0.4% - -
0.00% to 0.25% 153 60.7% 219 86.9%
(0.01)% to (0.25)% 98 38.9% 33 13.1%
252 100% 252 100%
NUSC
Year Ended October 31, 2022 Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 164 65.1%
(0.01)% to (0.25)% 88 34.9%
252 100%
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Gross Domestic Product (GDP):
The total m arket value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
MSCI EAFE (Europe, Australasia, Far East) Index (Net):
An index designed to measure the performance of large
and mid-cap securities across 21 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI Emerging Markets Index (Net):
An index designed to measure the performance of large and mid-cap equity securities across 24 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Growth Index:
An index designed to measure the performance of large and mid-cap U.S. equity securities that exhibit overall growth style characteristics based on five variables: 1) long-term forward earnings per share (EPS)
growth rate, 2) short-term forward EPS growth rate, 3) current internal growth rate, 4) long-term historical EPS growth trend and 5) long-term historical sales per share growth trend. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Index:
An index designed to measure the performance of the large and mid-cap segments of the U.S.
market. With over 600 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the U.S. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Mid-Cap Growth Index:
An index designed to measure the performance of mid-cap U.S. equity securities that exhibit overall growth style characteristics based on five variables: 1) long-term forward earnings per share (EPS)
growth rate, 2) short-term forward EPS growth rate, 3) current internal growth rate, 4) long-term historical EPS growth trend and 5) long-term historical sales per share growth trend. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Mid-Cap Value Index:
An index designed to measure the performance of mid-cap U.S. equity securities that exhibit overall value style characteristics based on three variables: 1) book value to price, 2) twelve-month forward earnings to price and 3) dividend yield. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Small-Cap Index:
An index designed to measure the performance of the small-cap segment of the U.S.
equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI USA Value Index:
An index designed to measure the performance of large and mid-cap U.S. equity securities that exhibit overall value style characteristics based on three variables: 1) book value to price, 2) twelve-month forward earnings to price and 3) dividend yield. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Assets Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
TIAA ESG Emerging Markets Equity Index:
A custom index that is based on the MSCI Emerging Markets Index (Net)
(defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the

Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG International Developed Markets Equity Index:
A custom index that is based on the MSCI EAFE Index
(Net) (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA High Dividend Yield Index:
A custom index that is based on the MSCI USA Index (defined herein), its Base Index, and uses a rules-based methodology that aims to represent the performance of a set of securities with high dividend income and quality characteristics while maximizing the exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Growth Index:
A custom index based on the MSCI USA Growth Index (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Index:
A custom index based on the MSCI USA Index (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Large-Cap Value Index:
A custom index based on the MSCI USA Value Index (defined herein), its Base
Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Mid-Cap Growth Index:
A custom index based on the MSCI USA Mid-Cap Growth Index (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Mid-Cap Value Index:
A custom index based on the MSCI USA Mid-Cap Value Index (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
TIAA ESG USA Small-Cap Index:
A custom index based on the MSCI USA Small-Cap Index (defined herein), its Base
Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report
(the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the
"Board") previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s
Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight
Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
103
The Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”),
is responsible for determining whether to initially approve or, after an initial term, to renew, the advisory arrangements of the Nuveen exchange-
traded funds. A discussion of the Board’s most recent approval of the renewal of the advisory arrangements of each Nuveen exchange-traded fund included in this annual report other than Nuveen ESG Dividend ETF (the “Dividend Fund”) is set forth below. The advisory arrangements of the
Dividend Fund have not yet been up for renewal. A discussion of the Board’s initial approval of the advisory arrangements of the Dividend Fund is set forth in its annual report for the period ended October 31, 2021.
Nuveen ESG Emerging Markets Equity ETF
Nuveen ESG International Developed Markets Equity ETF
Nuveen ESG Large-Cap ETF
Nuveen ESG Large-Cap Growth ETF
Nuveen ESG Large-Cap Value ETF
Nuveen ESG Mid-Cap Growth ETF
Nuveen ESG Mid-Cap Value ETF
Nuveen ESG Small-Cap ETF
At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board approved, for each fund listed above (for purposes of this discussion, each, a “Fund” and collectively, the “Funds”) the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen
Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement
(each, a “Sub-Advisory Agreement”) with Teachers Advisors, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the
Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. For purposes of this discussion, the Investment Management Agreements and
Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund
Advisers” and each, a “Fund Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible.
The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a description of portfolio manager compensation; a review of the performance of various service providers;
a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the
Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the

Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;
Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, information relating to the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser and/or managed by the applicable investment team. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, fund performance over various periods. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to certain peer groups and/or benchmark(s); differences in the composition of the peer group over time; and differences in the types and/or levels of any leverage and related costs with that of the peer group would all necessarily contribute to differences in performance results and limit the value of the comparative information.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or peer group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods.
However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board noted that each Fund, a Nuveen exchange-traded fund (“ETF”), is designed to track the performance of a specified index (the
“Underlying Index”). In its review, the Board received and reviewed performance information including, among other things, the net asset value performance of each Fund over the quarter, one-, three- and five-year periods ended December 31, 2021 and March 31, 2022 (or for shorter periods available to the extent a Fund was not in existence during such periods). The Board also considered, among other things, each Fund’s performance in comparison to the performance of its Underlying Index and a broad-based index from which its Underlying Index is generally derived, underlying factors that attributed to the Fund’s performance, and the Fund’s tracking error and relative return compared to its Underlying Index and certain peer rankings (the peer funds upon which such peer rankings are based are referred to collectively as the “Performance Peer Group”). However, given each Fund’s investment objective of seeking investment results that correspond generally to the performance of its Underlying Index, the Board recognized that the extent to which a Fund tracked its benchmark was of greater relevance in assessing the performance for the Fund and therefore placed more emphasis on the tracking error and correlation data provided.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen ESG Emerging Markets Equity ETF (the “Emerging Markets Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one- and three-year periods ended December 31, 2021 and March 31, 2022 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the third quartile of its Performance Peer Group for the one-year periods ended December 31, 2021 and March 31, 2022 and first quartile for the three-year periods ended December 31, 2021 and
March 31, 2022. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG International Developed Markets Equity ETF (the “International Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one- and three-year periods ended December 31, 2021 and March 31, 2022 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the third quartile of its Performance Peer
Group for the one-year periods ended December 31, 2021 and March 31, 2022 and first quartile for the three-year periods ended December 31,
2021 and March 31, 2022. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG Large-Cap ETF (the “Large-Cap Fund”), the Board considered, among other things, the performance of the Fund and its
Underlying Index for the one-year periods ended December 31, 2021 and March 31, 2022 as well as its tracking error compared to its Underlying
Index as of such dates. The Board noted that the Fund ranked in the fourth quartile of its Performance Peer Group for such periods. Given the
Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

For Nuveen ESG Large-Cap Growth ETF (the “Large-Cap Growth Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2021 and first quartile for the three- and five-year periods ended December 31, 2021. In addition, the
Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended March 31, 2022 and second quartile for the three-
and five-year periods ended March 31, 2022. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG Large-Cap Value ETF (the “Large-Cap Value Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended December 31, 2021, third quartile for the three-year period ended December 31, 2021 and second quartile for the five-year period ended December 31, 2021. In addition, the Fund ranked in the third quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2022 and fourth quartile for the three-year period ended March 31, 2022. Given the Fund’s investment objective, however, the
Board placed more emphasis on its review of the tracking error and correlation data. Based on its review, the Board was generally satisfied with the
Fund’s overall performance.
For Nuveen ESG Mid-Cap Growth ETF (the “Mid-Cap Growth Fund”), the Board considered, among other things, the performance of the Fund and its Underlying Index for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2021, first quartile for the three-year period ended December 31, 2021 and second quartile for the five-year period ended December 31, 2021. Further, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2022. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG Mid-Cap Value ETF (the “Mid-Cap Value Fund”), the Board considered, among other things, the performance of the Fund and its
Underlying Index for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022 as well as its tracking error compared to its Underlying Index as of such dates. The Board noted that the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2021, second quartile for the three-year period ended December 31, 2021 and first quartile for the five-year period ended December 31, 2021. Further, the Fund ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2022. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen ESG Small-Cap ETF (the “Small-Cap Fund”), the Board considered, among other things, the performance of the Fund and its Underlying
Index for the one-, three- and five-year periods ended December 31, 2021 and March 31, 2022 as well as its tracking error compared to its
Underlying Index as of such dates. The Board noted that although the Fund ranked in the fourth quartile of its Performance Peer Group for the one-
year periods ended December 31, 2021 and March 31, 2022, it ranked in the first quartile for the three- and five-year periods ended December 31,
2021 and March 31, 2022. Given the Fund’s investment objective, however, the Board placed more emphasis on its review of the tracking error and correlation data. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also generally considered the total operating expense ratio of a Nuveen fund before and after any fee waivers and/or expense reimbursements. With respect to the Nuveen ETFs, such as the Funds, however, the Board recognized that a Nuveen ETF pays a unitary fee and therefore, the Board reviewed the unitary fee compared to the gross and net management fees and net total expense ratios of a group of comparable funds (the “Peer Group”) established by Broadridge. The
Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Group and recognized that differences between the applicable fund and its respective Peer Group as well as changes to the composition of the Peer Group from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”), including the Emerging Markets Fund, the International Fund, the
Large-Cap Growth Fund, the Large-Cap Value Fund and the Small-Cap Fund, and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
As noted above, the Board recognized that the Nuveen ETFs pay the Adviser a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Nuveen ETFs, subject to certain exceptions. Unlike the typical fee arrangements of the other Nuveen funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, Nuveen ETFs pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). Under the unified fee structure, the Board recognized that the Adviser generally bears the risks of the operating costs rising (and benefits if such expenses decrease) and therefore has an incentive to be administratively efficient. As part of the Board’s analysis of the fee level of a Fund, the Independent Board Members reviewed, among other things, the unified fee compared to the gross and net management fees and net total expense ratios of its respective Peer Group. The Independent Board Members also noted the reduction during 2021 in the unitary fee of certain Nuveen ETFs, including the Emerging Markets Fund, the International Fund, the Large-Cap Growth Fund, the Large-Cap Value
Fund, the Mid-Cap Growth Fund, the Mid-Cap Value Fund and the Small-Cap Fund.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Mid-Cap Growth Fund had a net management fee and a net expense ratio that were below the respective peer average; (b) the Large-Cap Fund had a net management fee and a net expense ratio that were in line with the respective peer average; (c) the Mid-Cap Value Fund had a net management fee that was slightly higher than the peer average and a net expense ratio that was in line with the peer average; and (d) the Emerging Markets Fund, the International Fund, the Large-Cap Growth
Fund, the Large-Cap Value Fund and the Small-Cap Fund each had a net management fee and a net expense ratio that were higher than the respective peer averages. The Independent Board Members noted that Emerging Markets Fund’s relative standing in its peer set changed, in part, due to changes in the composition of the peer set that caused the average net assets of the peer set to increase and the average net total expense ratio of the peer set to decrease. The Independent Board Members noted that the International Fund’s net expense ratio was higher than the peer set average due, in part, to differences in investment strategies of the peer set relative to the Fund.
The Independent Board Members noted that the Small-Cap Fund’s net expense ratio was higher than the peer set average due, in part, to the limited peer set and differences in investment strategies of the peer set relative to the Fund. Further, with respect to the Emerging
Markets Fund, the International Fund, the Large-Cap Growth Fund, the Large-Cap Value Fund and the Small-Cap Fund, the Independent
Board Members noted that the expense information for each such Fund, which was based on its fiscal year ending in 2021, did not reflect the full impact of a reduction in such Fund’s unitary management fee that became effective September 28, 2021.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and
certain funds advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain additional ETFs sponsored by Nuveen. In this regard, the Board reviewed, among other things, the range of fees assessed for foreign investment companies and ETFs offered by Nuveen. In addition, the Board reviewed the management fees and expense ratios of certain funds advised by the Sub-Adviser in the TIAA-CREF family of funds.

In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. With respect to foreign funds, the Board recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board considered that certain Nuveen ETFs (such as each Fund)
were passively managed compared to the active management of other Nuveen funds which also contributed to the differences in fee levels between such Nuveen ETFs and the actively-managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net operating income for its advisory services to the Nuveen ETFs and Nuveen closed-end funds it sub-advises for 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that, with respect to the Nuveen funds generally, although the management fee of the Adviser is typically comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules. The Board recognized that the Nuveen ETFs (including the Funds) pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Independent Board Members noted that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Independent Board Members considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a competitive fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose. As the Nuveen ETFs do not have breakpoints, they do not participate in the complex-level fee programs.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders. The Board further concluded that the absence of a fund-level and/or complex-level breakpoint schedule or arrangement (as applicable) was acceptable.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In addition, the Independent Board Members also noted that various sub-advisers may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-
dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that the Sub-Adviser does not participate in soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
142
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
142
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
142

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
142
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
142
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
142
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
142

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
142
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
142
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
142
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
142
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
142

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Jordan M. Farris
1980
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2019 Managing Director (since 2017), formerly Vice President (2016-2017), Head of
Product Management and Development, ETFs, Nuveen Securities, LLC; Director,
Guggenheim Funds Distributors (2013-2016).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2021); Managing Director (since 2021)
and Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing
Director (since 2019, formerly, Vice President and Director), Associate General
Counsel and Assistant Secretary of College Retirement Equities Fund, TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing
Director (since 2018), formerly, Vice President and Director, Associate General
Counsel and Assistant Secretary of Teachers Insurance and Annuity Association
of America, Teacher Advisors LLC and TIAA-CREF Investment Management, LLC;
Vice President (since 2017), Associate General Counsel and Assistant Secretary
(since 2011) of Nuveen Alternative Advisors LLC; General Counsel and Assistant
Secretary of Covariance Capital Management, Inc. (2014-2017).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; Vice President and Assistant Secretary (since 2022) of Winslow Capital Management, LLC;
formerly, Vice President and Assistant Secretary of NWQ Investment Management
Company, LLC (2002-2020) and Santa Barbara Asset Management, LLC (2006-
2020) Chartered Financial Analyst.

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
NAN-NSESG-1022D 2615411-INV-Y-12/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/exchange-traded-funds

Funds
Exchange-Traded
Funds
Nuveen Exchange-Traded
October 31, 2022
Annual
Report
Fund Name
Listing Exchange
Ticker
Symbol
Nuveen Dividend Growth ETF
NYSE Arca NDVG
Nuveen Growth Opportunities ETF
NYSE Arca NUGO
Nuveen Small-Cap Select ETF
NYSE Arca NSCS
Nuveen Winslow Large-Cap Growth ESG ETF
NYSE Arca NWLG

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distributions and statements directly
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Must be preceded by or accompanied
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NOT FDIC INSURED MAY LOSE
VALUE NO BANK GUARANTEE

Table
of Contents
3
Chair’s Letter to Shareholders 4
Portfolio Managers’ Comments 5
Risk Considerations 9
Fund Performance, Expense Ratios and Holdings Summaries 10
Expense Examples 19
Report of Independent Registered Public Accounting Firm 21
Portfolios of Investments 23
Statement of Assets and Liabilities 36
Statement of Operations 37
Statement of Changes in Net Assets 38
Financial Highlights 40
Notes to Financial Statements 42
Important Tax Information 49
Additional Fund Information 50
Glossary of Terms Used in this Report 52
Liquidity Risk Management Program 53
Annual Investment Management Agreement Approval Process 54
Trustees and Officers 61

4
Chair’s Letter
to Shareholders
Dear Shareholders,
With more economic indicators pointing to a broadening contraction across the world’s economies, the conversation has shifted from debating whether a global recession would happen to considering by how much and for how long. Higher than expected inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to pandemic-related supply chain bottlenecks, exacerbated by Russia’s war in Ukraine and recurring lockdowns across China to contain a large-scale
COVID-19 outbreak. This has necessitated increasingly forceful responses from the U.S.
Federal Reserve (Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating materially slower economic growth and some softening in the labor market. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-
term rate by 0.25% from near zero for the first time since the pandemic was declared more than two years ago. Larger increases of 0.50% in May, four increases of 0.75% during the summer and fall, and another 0.50% hike in December 2022 followed, bringing the target fed funds rate to a range of 4.25% to 4.50%. Additional rate hikes are expected in 2023, as Fed officials closely monitor inflation data along with other economic measures and will modify their rate setting policy based upon these factors. After contracting in the first half of 2022,
U.S. gross domestic product resumed positive growth in the third quarter, according to the government’s estimates. The recent strength was largely attributed to a narrowing in the trade deficit while consumer and business activity has remained slower in part due to higher prices and borrowing costs. The sharp increase in the U.S. dollar’s value relative to other currencies in 2022 has added further uncertainty to the economic outlook. However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
December 22, 2022

Portfolio Managers’
Comments
5
Nuveen Dividend Growth ETF (NDVG)
Nuveen Growth Opportunities ETF (NUGO)
Nuveen Small Cap Select ETF (NSCS)
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
The Nuveen Dividend Growth ETF (NDVG), Nuveen Growth Opportunities ETF (NUGO) and Nuveen Small Cap Select ETF (NSCS)
feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’
investment adviser. Portfolio managers for NDVG include David S. Park, CFA, and David A. Chalupnik , CFA. Portfolio managers for NUGO include Karen B. Hiatt, CFA, and Terrence Kontos , CFA. Gregory Ryan, CFA and Jon A. Loth, CFA, are the portfolio managers for NSCS. The Nuveen Winslow Large-Cap Growth ESG ETF (NWLG) features portfolio management by Winslow Capital
Management, LLC (“Winslow Capital”), an affiliate of Nuveen Fund Advisors, LLC, the Fund’s investment adviser. Justin Kelly, CFA,
Patrick Burton, CFA, and Stephan Petersen are the portfolio managers for NWLG.
Here the portfolio management teams discuss U.S. economic and financial market conditions, key investment strategies and the Funds’ performance for the twelve-month reporting period ended October 31, 2022. For more information on the Funds’
investment objectives, policies and characteristics on actively managed semi-transparent ETFs, please refer to each Fund’s prospectus.
What factors affected the U.S. economy and financial markets during the twelve-month reporting period ended October 31,
2022?
After recovering from the pandemic in 2021, the U.S. economy weakened in 2022. Overall, 2021 gross domestic product (GDP)
grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for COVID-19.
However, in early 2022, China’s COVID-19 lockdown and the Russia-Ukraine war worsened existing pandemic-related supply chain disruptions. Inflation increased more than expected over much of 2022, putting pressure on global central banks to respond with more aggressive measures.
The U.S. Federal Reserve (Fed) began an interest rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared more than two years ago. Larger increases of 0.50% in May 2022, three increases of 0.75% during the summer and fall, and additional hikes of 0.75% in November 2022 and 0.50% in December 2022 (subsequent to the end of the reporting period) followed, bringing the target fed funds rate to a range of 4.25% to 4.50%. Volatility increased as markets considered whether the Fed could cool inflation without causing a recession. Additionally, the U.S. dollar appreciated significantly relative to major world currencies, accelerating in March 2022, serving as a headwind to the profits of international companies and U.S. domestic companies with overseas earnings. The dollar’s appreciation was driven in part by the Fed’s increasingly forceful response to inflation compared with other central banks, the relatively better prospects of the U.S. economy and “safe-haven” flows from investors uncertain about geopolitical and global economic conditions. In September 2022, global currency and bond markets sold off sharply on concerns about the U.K.’s new fiscal spending plan, but recovered in October 2022 after the plan was mostly withdrawn and a new prime minster was announced.
By mid-year 2022, inflation and higher borrowing costs appeared to be dampening consumer confidence and consumer spending.
U.S. GDP contracted in the first half of 2022, falling by an annual rate of 1.6% and 0.6% in the first and second quarters of 2022, respectively, according to the U.S. Bureau of Economic Analysis. However, the labor market, another key gauge of the economy’s health, has remained resilient. By July 2022, the economy had recovered the 22 million jobs lost since the beginning of the pandemic, and as of October 2022, the unemployment rate remained near its pre-pandemic low at 3.7%. U.S. GDP returned to expansion in the third quarter of 2022, growing by 2.9% (annualized) according to the government’s second estimate, but the gains were primarily related to trade balance adjustments.
High inflation and spiking interest rates were headwinds for equity markets during the reporting period. Investors grappled with the duration and magnitude of the global growth slowdown required to bring inflation back to acceptable levels. Geopolitical risk remained elevated with the Russia-Ukraine war and China-Taiwan tensions adding to overall unease.

Portfolio Managers’ Comments
(continued)
6
Nuveen Dividend Growth ETF (NDVG)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2022?
NDVG seeks an attractive total return comprised of income from dividends and long-term capital appreciation focusing on high quality, mid- to large-cap companies with the potential for sustainable dividend growth. NDVG is an actively managed, semi-
transparent ETF, which offers investors an additional vehicle to access the firm’s equity capabilities, while maintaining the potential benefits of
the traditional ETF structure, including tax efficiency and daily liquidity. Investment decisions are actively made by portfolio managers with the goal of outperforming the benchmark index.
How did the Fund perform during the twelve-month reporting period ended October 31, 2022?
NDVG significantly outperformed the S&P 500® Index during the twelve-month reporting period ended October 31, 2022. For purposes of this Performance Commentary, references to relative performance are in comparison to the S&P 500® Index.
Strong security selection and favorable sector allocations drove the Fund’s significant outperformance versus the benchmark during the reporting period. Stock selection contributed on a relative basis across most sectors, led by favorable results in consumer discretionary, information technology and financials. Performance also benefited from the Fund’s substantial underweights to the two weakest-performing sectors, communications services and consumer discretionary, where the portfolio management team found fewer attractive dividend-paying opportunities. Specifically in those sectors, the Fund’s lack of exposure to Alphabet Inc. as well as
Tesla Inc. contributed positively to relative performance. Both stocks represent large weightings in their respective sectors within the index and were down sharply during the reporting period. The Fund continued to avoid ownership in both names at the end of the reporting period. In addition, energy companies Chevron Corporation and Phillips 66 were among the Fund’s top individual relative contributors. In general, shares of energy companies advanced strongly during the period as oil prices reached a seven-year high, driven by robust demand and the instability caused by the Russia-Ukraine war. Both Chevron and Phillips 66 remained in the Fund’s portfolio at the end of the reporting period.
The Fund had few significant detractors during the reporting period; however, the Fund’s lack of exposure to Exxon Mobil
Corporation modestly offset some of the strength from the above-mentioned energy holdings. The Fund’s portfolio management team avoided ownership in Exxon Mobil because the company continues to use near-term excess cash to pay down debt, which includes plans to moderate dividends and share buybacks along with building its cash balance.
Nuveen Growth Opportunities ETF (NUGO)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2022?
NUGO seeks long-term capital appreciation through a concentrated growth portfolio that primarily invests in high-quality U.S.
companies with market capitalizations of at least $1 billion that exhibit potential for attractive earnings growth, strong relative valuation, attractive cash flows, and significant long-term returns. NUGO is an actively managed, semi-transparent ETF, which offers investors an additional vehicle to access the firm’s equity capabilities, while maintaining the potential benefits of the traditional ETF structure, including tax-efficiency and daily liquidity. Investment decisions are actively made by portfolio managers with the goal of outperforming the benchmark index.
How did the Fund perform during the twelve-month reporting period ended October 31, 2022?
NUGO significantly underperformed the Russell 1000® Growth Index during the twelve-month reporting period ended October 31,
2022. For purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 1000®
Growth Index.
The Fund’s underperformance was primarily the result of unfavorable security selection, concentrated in the information technology, health care, and consumer discretionary sectors. The technology sector, which makes up almost half of the benchmark and Fund, was negatively impacted by the general shift of investors from growth to value stocks, supply chain constraints, and a sharp drop in corporate technology spending versus the previous pandemic-driven year. Amid the broader decline among large technology stocks, Apple Inc. outperformed as demand for the company’s products remained strong and shares reached an all-time high early in the period. Although the Fund maintains a large position in Apple, it represents an underweight versus the benchmark, making

7
it the most significant relative performance detractor. The Fund’s investment management team believes that Apple’s valuation is stretched relative to the inferior growth expected from the company in 2023. Additionally, the Fund’s position in cloud-computing firm Salesforce Inc. hindered results. Salesforce, which had previously benefited from increased business spending following the pandemic, cut its full-year revenue and profit guidance as the weakening economy led to less corporate tech spending. After the reporting period ended, the investment management team exited Salesforce on the heels of the unexpected departure of co-CEO
Bret Taylor. In the health care sector, the Fund’s lack of exposure to pharmaceutical company AbbVie Inc. hurt relative results. The company’s shares advanced strongly after two of its newer medicines received Food and Drug Administration approvals for new indications. The investment management team believed two other health care holdings, AstraZeneca plc and Eli Lilly and Company, offered stronger long-term growth potential and more promising product pipelines in a broader array of markets.
The Fund’s underperformance was partially offset by an overweight in the energy sector, which was the strongest performing sector in the index with an advance of over 60% during the reporting period. Rising oil prices, the challenging supply and demand dynamic and geopolitical tensions drove widespread investor demand for energy stocks. The Fund’s top performer in the sector was multi-
basin, low-cost oil producer EOG Resources Inc. The company has generated strong free cash flow (FCF) throughout 2022, causing
EOG management to announce plans to return at least 60% of FCF to shareholders each year through special dividends or share repurchases. The Fund remains invested in EOG Resources.
Nuveen Small Cap Select ETF (NSCS)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2022?
NSCS seeks to provide capital appreciation through buying companies trading at a discount to their intrinsic value only when a forthcoming catalyst is apparent. NSCS is an actively managed, semi-transparent ETF, which offers investors an additional vehicle to access the firm’s equity capabilities, while maintaining the potential benefits of the traditional ETF structure, including tax efficiency and daily liquidity. Investment decisions are actively made by portfolio managers with the goal of outperforming the benchmark index.
How did the Fund perform during the twelve-month reporting period ended October 31, 2022?
NSCS outperformed the Russell 2000® Index during the twelve-month reporting period ended October 31, 2022. For purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 2000® Index.
Strong security selection and favorable sector allocations drove the Fund’s outperformance versus the benchmark during the reporting period. Stock selection contributed for the majority of sectors, particularly among the Fund’s health care, consumer staples, and information technology sector holdings. Several individual energy holdings were among the Fund’s top contributors to relative performance as rising oil prices, the challenging supply and demand dynamic, and geopolitical tensions drove widespread investor demand for energy stocks. Shares of Northern Oil and Gas Inc. advanced more than the overall sector based on several positive operating updates during the reporting period and the simplification of its capital structure. As a result, the Fund continues to hold Northern Oil and Gas. Shares of defensively oriented consumer staples companies also fared comparatively better during the reporting period. In the distilled beverages category, shares of MGP Ingredients Inc. performed well as demand remained robust. The Fund continues to maintain its holding in MGP Ingredients. In the financial sector, shares of bank holding company
Banner Corp. advanced as the company continued to successfully implement its cost savings plan and execute better than the broader regional bank group and the overall market during a difficult period. Banner, which maintains an asset-sensitive loan and investment portfolio with a stable deposit base, benefited from the rising interest rate environment that led to net interest margin expansion. The Fund continues to maintain its exposure to Banner.
The Fund’s outperformance was partially offset by negative security selection in the communication services and real estate sectors.
Fund performance was hindered by digital advertising holding Magnite, Inc. Shares of Magnite were pressured by broader industry news, including softening digital ad spending, particularly in Europe. Additionally, a partnership between Netflix Inc. and Microsoft
Corporation weighed on pure-play firms like Magnite while weak earnings from Snap Inc. were viewed as a warning for the broader digital ad industry. The Fund continued to hold shares in Magnite given the company’s strong cash flow profile, competitive position in the digital ad space and the stock’s compelling valuation.

Portfolio Managers’ Comments
(continued)
8
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
What key strategies were used to manage the Fund during the twelve-month reporting period ended October 31, 2022?
NWLG seeks to provide long-term capital appreciation while exhibiting better ESG characteristics than the Russell 1000® Growth
Index. NWLG invests a substantial portion of its assets in equity securities of U.S. companies with market capitalizations in excess of $4 billion at the time of purchase, and emphasizes environmental, social and governance (ESG) characteristics within the security selection process. In assembling NWLG’s portfolio, Winslow Capital believes that investing in companies with above-average earnings growth potential and strong ESG characteristics provides the best opportunity for achieving superior portfolio returns over the long term. While these are key elements in the Winslow Capital investment process, assessing actual valuations relative to estimated earnings or the cash flow growth rate for an issue is also important in selecting a stock. The firm focuses on companies that can deliver attractive future annual earnings growth with rising return on invested capital and positive cash flow. Winslow
Capital employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, there is a drop in the ESG rank or the position size exceeds limits set by the sub-adviser.
As a fully integrated element into the investment process, Winslow Capital evaluates each company’s performance, relative to sector and industry peers, against a set of ESG factors. Factors can include themes such as impact on or from climate change, human capital management, supply chain management, and corporate governance. Winslow Capital then determines which ESG factors may be material to a company’s future financial performance and generally seeks to own those companies identified as ESG leaders while avoiding those identified as ESG laggards.
NWLG is an actively managed, semi-transparent ETF, which offers investors an additional vehicle to access the firm’s equity capabilities, while maintaining the potential benefits of the traditional ETF structure, including tax-efficiency and daily liquidity.
Investment decisions are actively made by portfolio managers with the goal of outperforming the benchmark index.
How did the Fund perform during the twelve-month reporting period ended October 31, 2022?
NWLG significantly underperformed the Russell 1000® Growth Index during the twelve-month reporting period ended October 31,
2022. For purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 1000®
Growth Index.
The Fund’s underperformance was largely driven by stock selection. The most significant detractors from relative performance were stock selection in information technology and health care. Information technology holding Apple Inc. was the largest overall individual detractor from relative performance. The Fund was underweight Apple Inc., which performed well during the reporting period. The position in Apple was exited in the first quarter of 2022 but repurchased in the third quarter as consensus expectations lowered and the risk and reward opportunity became more compelling. Apple Inc. remained in the Fund’s portfolio at the end of the reporting period. Another significant detractor was energy storage technology company Fluence Energy Inc. The stock experienced near-term supply chain issues and failed to meet consensus expectations. The Fund sold its position in Fluence Energy during the reporting period.
Partially offsetting the Fund’s underperformance was positive sector allocation and stock selection in the communication services sector. The top two individual contributors, Meta Platforms Inc. and Netflix Inc., were represented in the index, but not held in the Fund. This contributed to relative performance as the securities declined over 50% during the reporting period. Within the consumer discretionary sector, index constituent Tesla Inc. declined nearly 40% and was not held in the Fund, benefiting relative performance.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations
9
Nuveen Dividend Growth ETF (NDVG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividend paying stocks, such as those held by the Fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. Smaller company stocks are subject to greater volatility. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen Growth Opportunities ETF (NUGO)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Large companies are more mature and may grow more slowly than the overall market. Growth stocks tend to be more volatile than other equities and can experience sharp price declines. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management, issuer, mid-cap, and style risks of growth investing, are described in detail in the Fund’s prospectus.
Nuveen Small Cap Select ETF (NSCS)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved.
Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in the Fund’s prospectus.
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Because the Fund’s Environmental Social Governance (ESG) investment strategy may exclude securities of certain issuers for non-financial reasons, the Fund may forgo some market opportunities available to funds that don’t use an ESG investment strategy. Prices of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management and growth stock risks, are described in detail in the
Fund’s prospectus.

10
Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results
. Investment returns
and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Returns quoted for the Funds reflect management fees and other expenses such as transaction costs incurred by the Funds during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses, but do not reflect expected transaction costs. Refer to the Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Dividend Growth ETF (NDVG)
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2022
11
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P 500® Index.
Growth of an Assumed $10,000 Investment as of October 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NDVG at NAV 8/04/21 (5.89)% (1.13)% 0.64%
NDVG at Market Price 8/04/21 (5.91)% (1.11)% —
S&P 500® Index — (14.61)% (8.45)% —

12
Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 99.2%
Other Assets Less Liabilities 0.8%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
IT Services 7.4%
Health Care Providers & Services 6.8%
Technology Hardware, Storage
& Peripherals 5.8%
Health Care Equipment &
Supplies 5.4%
Semiconductors &
Semiconductor Equipment 5.2%
Specialty Retail 5.2%
Software 5.1%
Communications Equipment 5.0%
Oil, Gas & Consumable Fuels 4.8%
Insurance 4.4%
Chemicals 4.1%
Capital Markets 3.3%
Electric Utilities 2.7%
Hotels, Restaurants & Leisure 2.7%
Banks 2.6%
Biotechnology 2.6%
Equity Real Estate Investment
Trusts (REITs) 2.6%
Multi-Utilities 2.5%
Industrial Conglomerates 2.2%
Consumer Finance 2.2%
Other 16.6%
Other Assets Less Liabilities 0.8%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Apple Inc 5.8%
Microsoft Corp 5.1%
UnitedHealth Group Inc 4.3%
Charles Schwab Corp 3.3%
Motorola Solutions Inc 3.2%
1
See the Portfolio of Investmen ts for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Growth Opportunities ETF (NUGO)
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2022
13
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Growth Index.
Growth of an Assumed $10,000 Investment as of October 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NUGO at NAV 9/27/21 (31.01)% (26.08)% 0.55%
NUGO at Market Price 9/27/21 (31.16)% (26.22)% —
Russell 1000® Growth Index — (24.60)% (19.44)% —

14
Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
22
Fund Allocation
(% of net assets)
Common Stocks 97.6%
Other Assets Less Liabilities 2.4%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 18.3%
Technology Hardware, Storage
& Peripherals 9.6%
IT Services 7.3%
Pharmaceuticals 6.6%
Internet & Direct Marketing
Retail 6.0%
Semiconductors &
Semiconductor Equipment 5.4%
Interactive Media & Services 5.0%
Health Care Providers & Services 4.8%
Chemicals 3.8%
Oil, Gas & Consumable Fuels 3.6%
Health Care Equipment &
Supplies 3.3%
Hotels, Restaurants & Leisure 2.7%
Food & Staples Retailing 2.6%
Automobiles 2.6%
Specialty Retail 2.0%
Aerospace & Defense 1.7%
Capital Markets 1.4%
Health Care Technology 1.4%
Building Products 1.3%
Biotechnology 1.3%
Other 6.9%
Other Assets Less Liabilities 2.4%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 11.0%
Apple Inc 9.6%
Amazon.com Inc 6.0%
Mastercard Inc 5.9%
Alphabet Inc 4.5%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Small Cap Select ETF (NSCS)
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2022
15
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2000® Growth Index.
Growth of an Assumed $10,000 Investment as of October 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NSCS at NAV 8/04/21 (17.61)% (11.13)% 0.85%
NSCS at Market Price 8/04/21 (17.62)% (11.12)% —
Russell 2000® Index — (18.54)% (11.94)% —

16
Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 98.1%
Exchange-Traded Funds 0.9%
Other Assets Less Liabilities 1.0%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 10.4%
Software 7.2%
Oil, Gas & Consumable Fuels 6.8%
Health Care Providers & Services 6.4%
Health Care Equipment &
Supplies 5.2%
Equity Real Estate Investment
Trusts (REITs) 4.2%
Machinery 4.1%
Semiconductors &
Semiconductor Equipment 4.1%
Pharmaceuticals 3.1%
Hotels, Restaurants & Leisure 3.0%
Construction & Engineering 2.8%
Professional Services 2.7%
Capital Markets 2.6%
Electrical Equipment 2.5%
Biotechnology 2.5%
Personal Products 2.2%
Marine 1.6%
Beverages 1.6%
Gas Utilities 1.6%
Multi-Utilities 1.5%
Multiline Retail 1.5%
Containers & Packaging 1.4%
Auto Components 1.4%
Insurance 1.3%
Leisure Products 1.3%
Other 15.1%
Exchange-Traded Funds 0.9%
Other Assets Less Liabilities 1.0%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Banner Corp 2.2%
Wintrust Financial Corp 2.2%
Northern Oil and Gas Inc 2.1%
Matador Resources Co 2.1%
Comfort Systems USA Inc 1.8%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
(continued)
Fund Performance, Expense Ratios and Holding Summaries
October 31, 2022
17
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Growth Index.
Growth of an Assumed $10,000 Investment as of October 31, 2022
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
October 31, 2022
Average Annual
Expense
Ratios
Inception
Date 1-Year
Since
Inception
NWLG at NAV 8/04/21 (31.77)% (23.24)% 0.64%
NWLG at Market Price 8/04/21 (31.74)% (23.24)% —
Russell 1000® Growth Index — (24.60)% (16.71)% —

18
Fund Performance, Expense Ratios and Holdings Summaries
October 31,
2022 (continued)
Holdings Summaries as of October 31, 2022
Fund Allocation
(% of net assets)
Common Stocks 98.9%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Other Assets Less Liabilities 1.1%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Software 17.8%
IT Services 12.5%
Hotels, Restaurants & Leisure 8.2%
Semiconductors &
Semiconductor Equipment 7.1%
Life Sciences Tools & Services 6.7%
Health Care Equipment &
Supplies 6.0%
Pharmaceuticals 4.8%
Capital Markets 4.4%
Health Care Providers & Services 4.1%
Interactive Media & Services 3.5%
Machinery 3.2%
Multiline Retail 3.0%
Food & Staples Retailing 2.9%
Technology Hardware, Storage
& Peripherals 2.9%
Chemicals 2.3%
Other 9.5%
Investments Purchased with
Collateral from Securities
Lending 0.0%
Other Assets Less Liabilities 1.1%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Microsoft Corp 9.8%
Visa Inc 4.3%
UnitedHealth Group Inc 4.1%
Mastercard Inc, Class A 3.6%
Intuit Inc 3.1%
1 See the Portfolio of Investments for the remaining industries/sectors comprising   “Other ” and not listed in the table above.

Expense
Examples
19
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The
Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended October 31, 2022.
The beginning of the period is May 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Dividend Growth ETF (NDVG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $979.02
Expenses Incurred During the Period $3.19
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,021.98
Expenses Incurred During the Period $3.26
Expenses are equal to the Fund’s annualized net expense ratio of 0.64% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen Growth Opportunities ETF (NUGO)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $886.75
Expenses Incurred During the Period $2.62
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,022.43
Expenses Incurred During the Period $2.80
Expenses are equal to the Fund’s annualized net expense ratio of 0.55% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Expense Examples
(continued)
20
Nuveen Small-Cap Select ETF (NSCS)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $999.56
Expenses Incurred During the Period $4.28
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,020.92
Expenses Incurred During the Period $4.33
Expenses are equal to the Fund’s annualized net expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $889.91
Expenses Incurred During the Period $3.05
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,021.98
Expenses Incurred During the Period $3.26
Expenses are equal to the Fund’s annualized net expense ratio of 0.64% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
21
To the Shareholders and Board of Trustees
Nushares ETF Trust:
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Funds listed in Appendix A (the Funds), including the portfolios of investments, as of October 31, 2022, the related statements of operations and changes in net assets for the Funds and periods listed in Appendix A, and the related notes (collectively, the financial statements)
and the financial highlights for the Funds and periods listed in Appendix A. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2022, the results of their operations and the changes in their net assets for the periods listed in Appendix A, and the financial highlights for the Funds and periods listed in Appendix A, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2022, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
December 29, 2022

Report of Independent Registered Public Accounting Firm
(continued)
22
Appendix A
Nushares ETF Trust
For the year ended October 31, 2022 (statement of operations); for the year ended October
31, 2022, and the period August 4, 2021 (commencement of operations) through October
31, 2021 (statement of changes in net assets and financial highlights):
Nuveen Dividend Growth ETF
Nuveen Small Cap Select ETF
Nuveen Winslow Large-Cap Growth ESG ETF
For the year ended October 31, 2022 (statement of operations); for the year ended October
31, 2022, and the period September 27, 2021 (commencement of operations) through
October 31, 2021 (statement of changes in net assets and financial highlights):
Nuveen Growth Opportunities ETF

23
Nuveen Dividend Growth ETF (NDVG)
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.2%
X 7,700,581 COMMON STOCKS - 99.2%
X 7,700,581
Banks - 2.6%
1,630 JPMorgan Chase & Co $ 205,184
Beverages - 2.1%
902 PepsiCo Inc 163,785
Biotechnology - 2.6%
1,383 AbbVie Inc 202,471
Building Products - 2.0%
982 Trane Technologies PLC 156,757
Capital Markets - 3.3%
3,190 Charles Schwab Corp 254,147
Chemicals - 4.1%
1,146 International Flavors & Fragrances Inc 111,861
696 Linde PLC 206,956
Total Chemicals 318,817
Communications Equipment - 5.0%
3,135 Cisco Systems Inc 142,423
983 Motorola Solutions Inc 245,465
Total Communications Equipment 387,888
Consumer Finance - 2.2%
1,138 American Express Co 168,936
Containers & Packaging - 1.1%
732 Packaging Corp of America 87,994
Electric Utilities - 2.7%
2,734 NextEra Energy Inc 211,885
Electrical Equipment - 2.1%
1,086 Eaton Corp PLC 162,976
Equity Real Estate Investment Trusts (REITs) - 2.6%
1,806 Prologis Inc 200,014
Food & Staples Retailing - 2.0%
1,060 Walmart Inc 150,870
Food Products - 1.8%
2,272 Mondelez International Inc , Class A 139,683
Health Care Equipment & Supplies - 5.4%
1,243 Abbott Laboratories 122,983
3,358 Baxter International Inc 182,507
1,335 Medtronic PLC 116,599
Total Health Care Equipment & Supplies 422,089

Nuveen Dividend Growth ETF (NDVG)
(continued)
Portfolio of Investments
October 31, 2022
24
Shares Description (1) Value
Health Care Providers & Services - 6.8%
353 Elevance Health Inc $ 193,010
601 UnitedHealth Group Inc 333,645
Total Health Care Providers & Services 526,655
Hotels, Restaurants & Leisure - 2.7%
761 McDonald's Corp 207,494
Industrial Conglomerates - 2.2%
837 Honeywell International Inc 170,765
Insurance - 4.4%
759 Chubb Ltd 163,101
1,089 Marsh & McLennan Cos Inc 175,863
Total Insurance 338,964
IT Services - 7.4%
862 Accenture PLC, Class A 244,722
1,769 Fidelity National Information Services Inc 146,809
566 Mastercard Inc , Class A 185,750
Total IT Services 577,281
Media - 1.6%
4,004 Comcast Corp, Class A 127,087
Multi-Utilities - 2.5%
2,091 WEC Energy Group Inc 190,971
Oil, Gas & Consumable Fuels - 4.8%
1,234 Chevron Corp 223,230
1,427 Phillips 66 148,822
Total Oil, Gas & Consumable Fuels 372,052
Road & Rail - 2.1%
829 Union Pacific Corp 163,429
Semiconductors & Semiconductor Equipment - 5.2%
446 Broadcom Inc 209,673
1,204 Texas Instruments Inc 193,399
Total Semiconductors & Semiconductor Equipment 403,072
Software - 5.1%
1,718 Microsoft Corp 398,799
Specialty Retail - 5.2%
1,084 Lowe's Cos Inc 211,326
2,658 TJX Cos Inc 191,642
Total Specialty Retail 402,968
Technology Hardware, Storage & Peripherals - 5.8%
2,917 Apple Inc 447,293
Tobacco - 1.8%
1,527 Philip Morris International Inc 140,255
Total Long-Term Investments (cost $7,962,083) 7,700,581
Other Assets Less Liabilities - 0.8% 62,067
Net Assets - 100% $ 7,762,648

25
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
See accompanying notes to financial statements

26
Nuveen Growth Opportunities ETF (NUGO)
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.6%
X
2,276,287,695 COMMON STOCKS - 97.6%
X 2,276,287,695
Aerospace & Defense - 1.7%
421,755 Raytheon Technologies Corp $ 39,990,809
Automobiles - 2.6%
265,762 Tesla Inc (2) 60,471,486
Beverages - 1.2%
302,377 Monster Beverage Corp (2) 28,338,772
Biotechnology - 1.3%
373,627 Horizon Therapeutics Plc (2) 23,284,435
56,662 Seagen Inc (2) 7,205,140
Total Biotechnology 30,489,575
Building Products - 1.3%
783,234 Carrier Global Corp 31,141,384
Capital Markets - 1.4%
422,196 Charles Schwab Corp 33,636,355
Chemicals - 3.8%
597,305 Corteva Inc 39,027,909
65,882 Linde PLC 19,590,013
135,285 Sherwin-Williams Co 30,443,183
Total Chemicals 89,061,105
Communications Equipment - 1.2%
233,060 Arista Networks Inc (2) 28,167,632
Equity Real Estate Investment Trusts (REITs) - 0.8%
92,491 American Tower Corp 19,163,210
Food & Staples Retailing - 2.6%
121,182 Costco Wholesale Corp 60,772,773
Health Care Equipment & Supplies - 3.3%
410,415 Dexcom Inc (2) 49,569,924
172,145 Edwards Lifesciences Corp (2) 12,468,462
64,511 Intuitive Surgical Inc (2) 15,900,026
Total Health Care Equipment & Supplies 77,938,412
Health Care Providers & Services - 4.8%
100,695 Elevance Health Inc 55,057,005
101,328 UnitedHealth Group Inc 56,252,239
Total Health Care Providers & Services 111,309,244
Health Care Technology - 1.4%
191,784 Veeva Systems Inc, Class A (2) 32,208,205

27
Shares Description (1) Value
Hotels, Restaurants & Leisure - 2.7%
6,639 Booking Holdings Inc (2) $ 12,411,478
9,040 Chipotle Mexican Grill Inc (2) 13,544,903
947,044 Las Vegas Sands Corp (2) 35,997,142
Total Hotels, Restaurants & Leisure 61,953,523
Interactive Media & Services - 5.0%
1,109,525 Alphabet Inc, Class A (2) 104,861,208
246,017 ZoomInfo Technologies Inc (2) 10,955,137
Total Interactive Media & Services 115,816,345
Internet & Direct Marketing Retail - 6.0%
1,359,012 Amazon.com Inc (2) 139,217,189
IT Services - 7.3%
68,245 EPAM Systems Inc (2) 23,885,750
422,328 Mastercard Inc, Class A 138,599,603
37,844 Visa Inc, Class A 7,839,763
Total IT Services 170,325,116
Life Sciences Tools & Services - 0.5%
562,619 Avantor Inc (2) 11,348,025
Machinery - 0.8%
47,585 Deere & Co 18,835,095
Oil, Gas & Consumable Fuels - 3.6%
92,638 ConocoPhillips 11,680,725
524,530 EOG Resources Inc 71,608,836
Total Oil, Gas & Consumable Fuels 83,289,561
Personal Products - 0.7%
76,481 Estee Lauder Cos Inc, Class A 15,333,676
Pharmaceuticals - 6.6%
649,793 AstraZeneca PLC, Sponsored ADR 38,214,326
159,144 Bristol-Myers Squibb Co 12,328,886
179,156 Eli Lilly & Co 64,870,596
254,360 Zoetis Inc 38,352,401
Total Pharmaceuticals 153,766,209
Road & Rail - 1.2%
146,708 Union Pacific Corp 28,922,015
Semiconductors & Semiconductor Equipment - 5.4%
88,437 Broadcom Inc 41,576,003
66,831 Lam Research Corp 27,051,852
84,331 Monolithic Power Systems Inc 28,626,158
213,158 NVIDIA Corp 28,769,935
Total Semiconductors & Semiconductor Equipment 126,023,948
Software - 18.3%
640 Atlassian Corp, Class A (2) 129,747
48,181 Atlassian Corp PLC, Class A (2) 9,767,734
59,592 Crowdstrike Holdings Inc, Class A (2) 9,606,230
67,433 Intuit Inc 28,827,608
1,103,209 Microsoft Corp 256,087,905
212,028 Palo Alto Networks Inc (2) 36,381,885
104,830 Salesforce Inc (2) 17,044,310

Nuveen Growth Opportunities ETF (NUGO)
(continued)
Portfolio of Investments
October 31, 2022
28
Shares Description (1) Value
Software (continued)
65,568 ServiceNow Inc (2) $ 27,587,080
95,275 Synopsys Inc (2) 27,872,701
91,510 Zscaler Inc (2) 14,101,691
Total Software 427,406,891
Specialty Retail - 2.0%
96,019 Burlington Stores Inc (2) 13,726,876
166,017 Lowe's Cos Inc 32,365,014
Total Specialty Retail 46,091,890
Technology Hardware, Storage & Peripherals - 9.6%
1,456,183 Apple Inc 223,291,101
Textiles, Apparel & Luxury Goods - 0.5%
129,242 NIKE Inc, Class B 11,978,149
Total Long-Term Investments (cost $2,770,697,001) 2,276,287,695
Other Assets Less Liabilities - 2.4% 56,539,630
Net Assets - 100% $ 2,332,827,325
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
See accompanying notes to financial statements

29
Nuveen Small-Cap Select ETF (NSCS)
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.0%
X 5,501,480 COMMON STOCKS - 98.1%
X 5,501,480
Aerospace & Defense - 1.2%
6,251 Kratos Defense & Security Solutions Inc (2) $ 69,261
Auto Components - 1.4%
4,751 Dana Inc 75,826
Banks - 10.4%
1,635 Banner Corp 122,216
3,574 Home BancShares Inc/AR 91,101
767 Pinnacle Financial Partners Inc 63,654
846 Preferred Bank/Los Angeles CA 65,032
611 SouthState Corp 55,253
2,033 Veritex Holdings Inc 64,202
1,286 Wintrust Financial Corp 120,395
Total Banks 581,853
Beverages - 1.6%
795 MGP Ingredients Inc 89,080
Biotechnology - 2.5%
261 Apellis Pharmaceuticals Inc (2) 15,788
375 Cytokinetics Inc (2) 16,373
925 Halozyme Therapeutics Inc (2) 44,224
377 Intellia Therapeutics Inc (2) 19,898
751 IVERIC bio Inc (2) 17,964
65 Karuna Therapeutics Inc (2) 14,257
250 Prometheus Biosciences Inc (2) 13,130
Total Biotechnology 141,634
Capital Markets - 2.6%
699 Evercore Inc, Class A 73,465
557 Piper Sandler Cos 71,279
Total Capital Markets 144,744
Chemicals - 1.2%
1,934 Avient Corp 66,704
Construction & Engineering - 2.8%
827 Comfort Systems USA Inc 101,953
604 MYR Group Inc (2) 52,856
Total Construction & Engineering 154,809
Construction Materials - 1.2%
2,644 Summit Materials Inc, Class A (2) 69,669
Containers & Packaging - 1.4%
1,621 Silgan Holdings Inc 76,771
Diversified Consumer Services - 1.2%
3,283 PowerSchool Holdings Inc, Class A (2) 65,660

Nuveen Small-Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
October 31, 2022
30
Shares Description (1) Value
Electrical Equipment - 2.5%
4,452 Bloom Energy Corp, Class A (2) $ 83,297
469 Regal Rexnord Corp 59,347
Total Electrical Equipment 142,644
Electronic Equipment, Instruments & Components - 1.1%
4,081 TTM Technologies Inc (2) 62,480
Equity Real Estate Investment Trusts (REITs) - 4.2%
4,762 Brandywine Realty Trust 31,239
501 EastGroup Properties Inc 78,502
2,110 STAG Industrial Inc 66,655
6,891 Summit Hotel Properties Inc 59,538
Total Equity Real Estate Investment Trusts (REITs) 235,934
Gas Utilities - 1.6%
1,263 Spire Inc 88,170
Health Care Equipment & Supplies - 5.2%
1,379 AtriCure Inc (2) 58,083
1,143 Axonics Inc (2) 83,599
718 Establishment Labs Holdings Inc (2) 40,488
596 Omnicell Inc (2) 46,083
1,077 Tandem Diabetes Care Inc (2) 60,474
Total Health Care Equipment & Supplies 288,727
Health Care Providers & Services - 6.4%
791 Encompass Health Corp 43,062
1,268 HealthEquity Inc (2) 98,790
2,547 Option Care Health Inc (2) 77,072
1,920 Select Medical Holdings Corp 49,305
1,320 Surgery Partners Inc (2) 35,891
1,283 Tenet Healthcare Corp (2) 56,914
Total Health Care Providers & Services 361,034
Hotels, Restaurants & Leisure - 3.0%
3,738 Everi Holdings Inc (2) 70,947
977 Texas Roadhouse Inc 96,674
Total Hotels, Restaurants & Leisure 167,621
Insurance - 1.3%
504 Primerica Inc 72,929
Interactive Media & Services - 1.1%
826 Ziff Davis Inc (2) 63,924
IT Services - 1.2%
4,090 Verra Mobility Corp (2) 69,816
Leisure Products - 1.3%
3,842 Topgolf Callaway Brands Corp (2) 71,922
Machinery - 4.1%
817 EnPro Industries Inc 87,011
747 ESCO Technologies Inc 64,369
1,231 SPX Technologies Inc (2) 81,049
Total Machinery 232,429

31
Shares Description (1) Value
Marine - 1.6%
1,308 Kirby Corp (2) $ 91,233
Media - 1.1%
8,811 Magnite Inc (2) 64,232
Metals & Mining - 1.0%
2,286 Lithium Americas Corp (2) 56,876
Mortgage Real Estate Investment Trusts (Reits) - 1.1%
5,505 Ladder Capital Corp 58,738
Multiline Retail - 1.5%
1,456 Ollie's Bargain Outlet Holdings Inc (2) 81,536
Multi-Utilities - 1.5%
1,284 Black Hills Corp 83,935
Oil, Gas & Consumable Fuels - 6.8%
2,534 Delek US Holdings Inc 75,158
1,741 Matador Resources Co 115,689
3,400 Northern Oil and Gas Inc 116,076
3,125 Peabody Energy Corp (2) 74,688
Total Oil, Gas & Consumable Fuels 381,611
Personal Products - 2.2%
3,801 BellRing Brands Inc (2) 92,060
769 elf Beauty Inc (2) 33,267
Total Personal Products 125,327
Pharmaceuticals - 3.1%
507 Amylyx Pharmaceuticals Inc (2) 18,085
329 Intra-Cellular Therapies Inc (2) 15,026
1,340 Pacira BioSciences Inc (2) 69,358
1,305 Prestige Consumer Healthcare Inc (2) 71,096
Total Pharmaceuticals 173,565
Professional Services - 2.7%
841 ASGN Inc (2) 71,300
656 ICF International Inc 78,477
Total Professional Services 149,777
Semiconductors & Semiconductor Equipment - 4.1%
551 Impinj Inc (2) 63,161
1,022 Lattice Semiconductor Corp (2) 49,577
1,167 MACOM Technology Solutions Holdings Inc (2) 67,534
445 Silicon Laboratories Inc (2) 51,140
Total Semiconductors & Semiconductor Equipment 231,412
Software - 7.2%
1,308 CommVault Systems Inc (2) 79,644
388 CyberArk Software Ltd (2) 60,881
2,423 Jamf Holding Corp (2) 57,353
815 Sprout Social Inc, Class A (2) 49,169
2,114 Tenable Holdings Inc (2) 85,913
909 Workiva Inc (2) 70,729
Total Software 403,689

Nuveen Small-Cap Select ETF (NSCS)
(continued)
Portfolio of Investments
October 31, 2022
32
Shares Description (1) Value
Specialty Retail - 1.2%
1,226 Boot Barn Holdings Inc (2) $ 69,637
Textiles, Apparel & Luxury Goods - 1.3%
2,376 Steven Madden Ltd 70,971
Trading Companies & Distributors - 1.2%
525 Applied Industrial Technologies Inc 65,300
Total Common Stocks (cost $5,727,765) 5,501,480
Shares Description (1) Value
X 53,233 EXCHANGE-TRADED FUNDS - 0.9%
X 53,233
648 SPDR S&P Biotech ETF (2) $ 53,233
Total Exchange-Traded Funds (cost $52,741) 53,233
Total Long-Term Investments (cost $5,780,506) 5,554,713
Other Assets Less Liabilities - 1.0% 53,429
Net Assets - 100% $ 5,608,142
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ETF Exchange-Traded Fund
SPDR Standard & Poor's Depositary Receipt
See accompanying notes to financial statements

33
Nuveen Winslow Large-Cap Growth ESG ETF
(NWLG)
Portfolio of Investments October 31, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.9%
X 4,449,741 COMMON STOCKS - 98.9%
X 4,449,741
Auto Components - 0.9%
450 Aptiv PLC (2) $ 40,982
Capital Markets - 4.4%
245 Moody's Corp 64,893
694 Morgan Stanley 57,026
158 MSCI Inc 74,080
Total Capital Markets 195,999
Chemicals - 2.3%
351 Linde PLC 104,370
Food & Staples Retailing - 2.9%
263 Costco Wholesale Corp 131,895
Health Care Equipment & Supplies - 6.0%
429 ABIOMED Inc (2) 108,142
202 IDEXX Laboratories Inc (2) 72,656
368 Intuitive Surgical Inc (2) 90,701
Total Health Care Equipment & Supplies 271,499
Health Care Providers & Services - 4.1%
331 UnitedHealth Group Inc 183,755
Health Care Technology - 1.1%
293 Veeva Systems Inc, Class A (2) 49,206
Hotels, Restaurants & Leisure - 8.2%
86 Chipotle Mexican Grill Inc (2) 128,856
717 Hilton Worldwide Holdings Inc 96,982
238 McDonald's Corp 64,893
926 Starbucks Corp 80,182
Total Hotels, Restaurants & Leisure 370,913
Interactive Media & Services - 3.5%
849 Alphabet Inc, Class A (2) 80,239
831 Alphabet Inc, Class C (2) 78,662
Total Interactive Media & Services 158,901
Internet & Direct Marketing Retail - 1.9%
827 Amazon.com Inc (2) 84,718
IT Services - 12.5%
418 Accenture PLC, Class A 118,670
309 Gartner Inc (2) 93,294
490 Mastercard Inc, Class A 160,808
926 Visa Inc, Class A 191,830
Total IT Services 564,602
Life Sciences Tools & Services - 6.7%
944 Agilent Technologies Inc 130,602
171 Bio-Techne Corp 50,660
171 Danaher Corp 43,036

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)
(continued)
Portfolio of Investments
October 31, 2022
34
Shares Description (1) Value
Life Sciences Tools & Services (continued)
371 IQVIA Holdings Inc (2) $ 77,788
Total Life Sciences Tools & Services 302,086
Machinery - 3.2%
255 Deere & Co 100,934
7,099 Proterra Inc (2),(3) 44,298
Total Machinery 145,232
Multiline Retail - 3.0%
848 Dollar Tree Inc (2) 134,408
Personal Products - 1.3%
280 Estee Lauder Cos Inc, Class A 56,137
Pharmaceuticals - 4.8%
1,406 AstraZeneca PLC, Sponsored ADR 82,687
868 Zoetis Inc 130,877
Total Pharmaceuticals 213,564
Road & Rail - 2.3%
3,581 CSX Corp 104,064
Semiconductors & Semiconductor Equipment - 7.1%
595 Analog Devices Inc 84,858
288 ASML Holding NV 136,057
719 NVIDIA Corp 97,043
Total Semiconductors & Semiconductor Equipment 317,958
Software - 17.8%
121 Adobe Inc (2) 38,538
212 Atlassian Corp, Class A (2) 42,979
324 Intuit Inc 138,510
1,897 Microsoft Corp 440,350
369 Palo Alto Networks Inc (2) 63,317
182 ServiceNow Inc (2) 76,575
Total Software 800,269
Technology Hardware, Storage & Peripherals - 2.9%
835 Apple Inc 128,039
Textiles, Apparel & Luxury Goods - 2.0%
277 Lululemon Athletica Inc (2) 91,144
Total Long-Term Investments (cost $5,286,042) 4,449,741
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.0%
X 1,376 MONEY MARKET FUNDS - 0.0%
X 1,376
1,376 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.120%(5) $ 1,376
Total Investments Purchased with Collateral from Securities Lending (cost $1,376) $ 1,376
Total Investments (cost $5,287,418 ) - 98.9% 4,451,117
Other Assets Less Liabilities - 1.1% 49,916
Net Assets - 100% $ 4,501,033

35
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,329.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt
See accompanying notes to financial statements

Statement of Assets and Liabilities
October 31, 2022
See accompanying notes to financial statements.
36
NDVG NUGO NSCS NWLG
Assets
Long-term investments, at value
†‡
$ 7,700,581 $ 2,276,287,695 $ 5,554,713 $ 4,449,741
Investments purchased with collateral from securities lending, at value (cost approximates value) – – – 1,376
Cash 58,385 62,160,102 62,164 43,418
Receivable for dividends 7,180 826,799 976 1,909
Receivable for investments sold – 18,296,587 50,976 13,463
Receivable for reclaims 234 – – 117
Receivable for shares sold – 359,314 – 181,582
Other assets 24 12,173 35 18
Total assets 7,766,404 2,357,942,670 5,668,864 4,691,624
Liabilities
Payable for collateral from securities lending – – – 1,376
Payable for investments purchased - regular settlement – 24,074,836 57,027 186,959
Accrued expenses:
Management fees 3,606 987,165 3,580 2,162
Professional fees 60 18,405 43 34
Trustees fees 67 22,766 53 43
Other 23 12,173 19 17
Total liabilities 3,756 25,115,345 60,722 190,591
Net assets $ 7,762,648 $ 2,332,827,325 $ 5,608,142 $ 4,501,033
Shares outstanding 320,000 129,840,000 260,000 250,000
Net asset value ("NAV") per share $ 24 .26 $ 17 .97 $ 21 .57 $ 18 .00
Net assets consist of:
Capital paid-in 8,050,429 3,344,397,856 6,598,823 6,255,891
Total distributable earnings (loss) (287,781) (1,011,570,531) (990,681) (1,754,858)
Net assets $ 7,762,648 $ 2,332,827,325 $ 5,608,142 $ 4,501,033
Authorized shares Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
Long-term investments, cost $ 7,962,083 $ 2,770,697,001 $ 5,780,506 $ 5,286,042
‡   Includes securities loaned of $ — $ — $ — $ 1,329

Statement of Operations
October 31, 2022
See accompanying notes to financial statements.
37
NDVG NUGO NSCS NWLG
Investment Income
Dividends $ 128,953 $ 17,060,027 $ 65,010 $ 29,435
Interest 823 354,898 719 223
Foreign tax withheld on dividend income — (9,521) — (255)
Total investment income 129,776 17,405,404 65,729 29,403
Expenses
Management fees 41,780 14,730,512 49,696 33,263
Professional fees 130 53,164 108 92
Trustees fees 182 89,899 154 164
Total expenses 42,092 14,873,575 49,958 33,519
Net investment income (loss) 87,684 2,531,829 15,771 (4,116)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (33,494) (519,810,634) (726,590) (878,110)
Net realized gain (loss) from in-kind redemptions 83,079 11,424,364 22,364 (1,513)
Change in net unrealized appreciation (depreciation) of investments (488,661) (540,604,068) (544,725) (1,174,720)
Net realized and unrealized gain (loss) (439,076) (1,048,990,338) (1,248,951) (2,054,343)
Net increase (decrease) in net assets from operations $ (351,392) $ (1,046,458,509) $ (1,233,180) $ (2,058,459)

Statement of Changes in Net Assets
See accompanying notes to financial statements.
38
NDVG NUGO
Year Ended
10/31/22
For the period
8/4/21
(commencement
of operations)
through
10/31/21
Year Ended
10/31/22
For the period
9/27/21
(commencement
of operations)
through
10/31/21
Operations
Net investment income (loss) $ 87,684 $ 20,555 $ 2,531,829 $ 137,560
Net realized gain (loss) from investments (33,494) 1,541 (519,810,634) (352,399)
Net realized gain (loss) from in-kind redemptions 83,079 16,348 11,424,364 –
Change in unrealized appreciation (depreciation) of investments (488,661) 227,159 (540,604,068) 46,194,762
Net increase (decrease) in net assets from operations (351,392) 265,603 (1,046,458,509) 45,979,923
Distributions to Shareholders
Dividends (88,816) (13,731) (151,404) –
Decrease in net assets from distributions to shareholders (88,816) (13,731) (151,404) –
Fund Share Transactions
Proceeds from sale of shares 3,373,099 6,016,441 1,952,646,865 1,641,443,516
Cost of shares redeemed (1,179,509) (259,047) (260,633,066) –
Net increase (decrease) in net assets from Fund share transactions 2,193,590 5,757,394 1,692,013,799 1,641,443,516
Net increase (decrease) in net assets 1,753,382 6,009,266 645,403,886 1,687,423,439
Net assets at the beginning of period 6,009,266 – 1,687,423,439 –
Net assets at the end of period $ 7,762,648 $ 6,009,266 $ 2,332,827,325 $ 1,687,423,439

See accompanying notes to financial statements.
39
NSCS NWLG
Year Ended
10/31/22
For the period
8/4/21
(commencement
of operations)
through
10/31/21
Year Ended
10/31/22
For the period
8/4/21
(commencement
of operations)
through
10/31/21
Operations
Net investment income (loss) $ 15,771 $ 3,041 $ (4,116) $ (3,272)
Net realized gain (loss) from investments (726,590) (53,057) (878,110) (41,254)
Net realized gain (loss) from in-kind redemptions 22,364 – (1,513) –
Change in unrealized appreciation (depreciation) of investments (544,725) 318,932 (1,174,720) 338,419
Net increase (decrease) in net assets from operations (1,233,180) 268,916 (2,058,459) 293,893
Distributions to Shareholders
Dividends (7,748) – – –
Decrease in net assets from distributions to shareholders (7,748) – – –
Fund Share Transactions
Proceeds from sale of shares 1,391,006 6,021,184 1,275,297 5,775,536
Cost of shares redeemed (832,036) – (785,234) –
Net increase (decrease) in net assets from Fund share transactions 558,970 6,021,184 490,063 5,775,536
Net increase (decrease) in net assets (681,958) 6,290,100 (1,568,396) 6,069,429
Net assets at the beginning of period 6,290,100 – 6,069,429 –
Net assets at the end of period $ 5,608,142 $ 6,290,100 $ 4,501,033 $ 6,069,429

Financial Highlights
40
The Funds' fiscal year end is October 31st. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Ending
Market
Price
NDVG
2022
$ 26.13 $ 0.34 $ (1.87) $ (1.53) $ (0.33) $ (0.01) $ (0.34) $ 24.26 $ 24.27
2021(d)
25.00 0.09 1.10 1.19 (0.06) — (0.06) 26.13 26.14
NUGO
2022
26.04 0.02 (8.09) (8.07) —(f) — — 17.97 17.93
2021(g)
25.00 0.01 1.03 1.04 — — — 26.04 26.05
NSCS
2022
26.21 0.06 (4.67) (4.61) (0.03) — (0.03) 21.57 21.57
2021(d)
25.00 0.01 1.20 1.21 — — — 26.21 26.22
NWLG
2022
26.39 (0.02) (8.37) (8.39) — — — 18.00 18.00
2021(d)
25.00 (0.02) 1.41 1.39 — — — 26.39 26.37
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 - Fund Shares).
(d)
For the period August 4, 2021 (commencement of operations) through October 31, 2021.
(e)
Annualized.
(f)
Value rounded to zero.
(g)
For the period September 27, 2021 (commencement of operations) through October 31, 2021.

See accompanying notes to financial statements.
41
Ratios/Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
NAV(b)
Based
on
Market
Price(b)
Ending
Net
Assets
(000) Expenses
NII
(Loss)
Portfolio
Turnover
Rate(c)
(5.89) % (5.91) % $ 7,763 0.64% 1.34% 12%
4.76 4.82 6,009 0.64 (e) 1.52 (e) 7
(31.01) (31.16) 2,332,827 0.55 0.09 39
4.18 4.18 1,687,423 0.55 (e) 0.39 (e) 2
(17.61) (17.62) 5,608 0.85 0.27 64
4.84 4.87 6,290 0.85 (e) 0.23 (e) 11
(31.77) (31.74) 4,501 0.64 (0.08) 58
5.56 5.50 6,069 0.64 (e) (0.24) (e) 15

42
Notes to Financial Statements
1. General Information
Trust and Fund Information
The Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Dividend Growth ETF (NDVG), Nuveen Growth Opportunities ETF (NUGO), Nuveen
Small Cap Select ETF (NSCS) and Nuveen Winslow Large-Cap Growth ESG ETF (NWLG) (each a “Fund” and collectively, the “Funds”), as diversified funds (non-diversified for NUGO and NWLG), among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the NYSE Arca (the “Exchange”).
Current Fiscal Period
The end of the reporting period for the Funds is October 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended October 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management (“NAM”), a subsidiary of the Adviser and Winslow Capital Management, LLC (“Winslow Capital”), (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). NAM is responsible for managing the investment portfolio of NDVG, NUGO and NSCS. Winslow Capital is responsible for managing the investment portfolio of NWLG.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of
America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

43
Investments and Investment Income
Securities transactions are accounted for as of the end of trade date for financial reporting purposes. Dividend income is recorded on the ex-
dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

44
Notes to Financial Statements
(continued)
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Prices of certain American Depositary Receipts (“ADR”) held by the Fund that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing services (“pricing services”) and are generally classified as Level 1 or
2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
NDVG
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 7,700,581 $ – $ – $ 7,700,581
Total $ 7,700,581 $ – $ – $ 7,700,581
NUGO
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 2,276,287,695 $ – $ – $ 2,276,287,695
Total $ 2,276,287,695 $ – $ – $ 2,276,287,695
NSCS
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 5,501,480 $ – $ – $ 5,501,480
Exchange-Traded Funds 53,233 – – 53,233
Total $ 5,554,713 $ – $ – $ 5,554,713
NWLG
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 4,449,741 $ – $ – $ 4,449,741
Investments Purchased with Collateral from Securities
Lending 1,376 – – 1,376
Total $ 4,451,117 $ – $ – $ 4,451,117
* Refer to the Fund's Portfolio of Investments for industry classifications, where applicable.

45
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Investment Transactions
Long-term purchases and sales (excluding in-kind transactions and investments purchased with collateral from securities lending, where applicable), during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
NWLG Common Stocks $1,329 $1,376
Fund Purchases Sales
NDVG $ 812,350 $ 800,983
NUGO 1,015,189,342 1,056,944,869
NSCS 3,715,359 3,706,487
NWLG 3,015,353 3,019,265
Fund
In-Kind
Purchases
In-Kind
Sales
NDVG $ 3,368,429 $ 1,177,139
NUGO 1,944,122,261 259,362,722
NSCS 1,386,687 861,345
NWLG 1,256,390 772,701

46
Notes to Financial Statements
(continued)
credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
5. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, net operating losses, redemptions in-kind, and return of capital and long-term capital gain distributions received from portfolio investments. Temporary and permanent differences have no impact on a Fund's net assets.
NDVG NUGO
Year Ended
10/31/22
For the period
8/04/21
(commencement of
operations)
through 10/31/21
Year Ended
10/31/22
For the period
9/27/21
(commencement of
operations)
through 10/31/21
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 140,000 $3,373,099 240,000 $6,016,441 77,150,000 $1,952,646,865 64,790,000 $1,641,443,516
Shares redeemed (50,000) (1,179,509) (10,000) (259,047) (12,100,000) (260,633,066) – –
Net increase (decrease) 90,000 $2,193,590 230,000 $5,757,394 65,050,000 $1,692,013,799 64,790,000 $1,641,443,516
NSCS NWLG
Year Ended
10/31/22
For the period
8/04/21
(commencement of
operations)
through 10/31/21
Year Ended
10/31/22
For the period
8/04/21
(commencement of
operations)
through 10/31/21
Shares Amount Shares Amount Shares Amount Shares Amount
Shares sold 60,000 $1,391,006 240,000 $6,021,184 60,000 $1,275,297 230,000 $5,775,536
Shares redeemed (40,000) (832,036) – – (40,000) (785,234) – –
Net increase (decrease) 20,000 $558,970 240,000 $6,021,184 20,000 $490,063 230,000 $5,775,536

47
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for
its services to the Funds from the management fees paid to the Adviser.   The Adviser is responsible for substantially all other expenses of the
Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NDVG $ 7,962,087 $ 394,200 $ (655,706) $ (261,506)
NUGO 2,774,805,375 52,694,453 (551,212,133) (498,517,680)
NSCS 5,800,733 455,506 (701,526) (246,020)
NWLG 5,289,869 51,652 (890,404) (838,752)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NDVG
$ 7,700 $ — $ (261,506) $ (33,975) $ — $ — $ (287,781)
NUGO
2,512,561 — (498,517,680) (515,565,412) — — (1,011,570,531)
NSCS
14,186 — (246,020) (758,847) — — (990,681)
NWLG
— — (838,752) (916,106) — — (1,754,858)
10/31/22 10/31/21
Fund
Ordinary
Income
Long-Term
Capital Gains Fund
Ordinary
Income
Long-Term
Capital Gains
NDVG
$ 88,734 $ 82 NDVG
1
$ 13,731 $ —
NUGO
151,404 — NUGO
2
— —
NSCS
7,748 — NSCS
1
— —
NWLG
— — NWLG
1
— —
1
For the period August 4, 2021 (commencement of operations) through October 31, 2021.
2
For the period September 27, 2021 (commencement of operations) through October 31, 2021.
Fund
Short-Term Long-Term Total
NDVG
$ 33,975 $ — $ 33,975
NUGO
514,107,204 1,458,208 515,565,412
NSCS
640,795 118,052 758,847
NWLG
776,251 139,855 916,106

48
Notes to Financial Statements
(continued)
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
Fund Management Fee
NDVG 0.64%
NUGO 0.55
NSCS 0.85
NWLG 0.64
Fund Purchases Sales
Realized Gain
(Loss)
NDVG $ — $ — $ —
NUGO — 2,527,090 (219,849)
NSCS — — —
NWLG — — —
Fund
TIAA
Owned Shares
NDVG
69%
NUGO
—
NSCS
85
NWLG
88

49
Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
NDVG $ 82
NUGO —
NSCS —
NWLG —
Fund Percentage
NDVG
100 .0%
NUGO
100 .0
NSCS
100 .0
NWLG
–
Fund Percentage
NDVG
100 .0%
NUGO
100 .0
NSCS
100 .0
NWLG
–

50
Additional Fund Information
(Unaudited)
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Winslow Capital
Management, LLC
80 South Eighth Street
Minneapolis, MN 55402
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NDVG NUGO
Year Ended October 31, 2022 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 149 59.1% 146 57.9%
(0.01)% to (0.25)% 103 40.9% 106 42.1%
252 100% 252 100%
NSCS NWLG
Year Ended October 31, 2022 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 139 55.2% 148 58.7%
(0.01)% to (0.25)% 113 44.8% 104 41.3%
252 100% 252 100%

51
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Winslow Capital
Management, LLC
80 South Eighth Street
Minneapolis, MN 55402
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NDVG NUGO
Year Ended October 31, 2022 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 149 59.1% 146 57.9%
(0.01)% to (0.25)% 103 40.9% 106 42.1%
252 100% 252 100%
NSCS NWLG
Year Ended October 31, 2022 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.00% to 0.25% 139 55.2% 148 58.7%
(0.01)% to (0.25)% 113 44.8% 104 41.3%
252 100% 252 100%
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

52
Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Net Assets Value (NA V) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Russell 1000® Growth Index:
An index designed to measure the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies higher price-to-book ratios and higher forecasted growth values. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Index:
An index designed to measure the performance of the small-cap segment of the U.S. equity universe. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P 500® Index:
An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Liquidity Risk Management Program
(Unaudited)
53
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report
(the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees (the
"Board") previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s
Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight
Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

54
Annual Investment Management
Agreement Approval Process
(Unaudited)
The Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”),
is responsible for determining whether to initially approve or, after an initial term, to renew, the advisory arrangements of the Nuveen exchange-
traded funds. A discussion of the Board’s most recent approval of the renewal of the advisory arrangements of each Nuveen exchange-traded fund included in this annual report other than Nuveen Growth Opportunities ETF (the “Growth Opportunities Fund”) is set forth below. The advisory arrangements of the Growth Opportunities Fund have not yet been up for renewal. A discussion of the Board’s initial approval of the advisory arrangements of the Growth Opportunities Fund is set forth in its annual report for the period ended October 31, 2021.
Nuveen Dividend Growth ETF
Nuveen Small Cap Select ETF
Nuveen Winslow Large-Cap Growth ESG ETF
At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board approved, for each fund listed above (for purposes of this discussion, each, a “Fund” and collectively, the “Funds”) the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen
Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with (a) in the case of Nuveen Dividend Growth ETF (the “Dividend Growth Fund”) and Nuveen Small Cap Select
ETF (the “Small Cap Fund”), Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM serves as the investment sub-adviser to each such
Fund; and (b) in the case of Nuveen Winslow Large-Cap Growth ESG ETF (the “Large-Cap Fund”), Winslow Capital Management, LLC (“Winslow,”
and Winslow and NAM are each a “Sub-Adviser”), pursuant to which Winslow serves as the investment sub-adviser to such Fund, for an additional one-year term. As the Board is comprised of all Independent Board Members, the references to the Board and the Independent Board Members are
interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. For purposes of this discussion, the Investment Management Agreements and Sub-
Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Advisers are collectively, the “Fund
Advisers” and each, a “Fund Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible.
The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a description of portfolio manager compensation; a review of the performance of various service providers;
a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the
Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.

55
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Advisers were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Advisers in providing services to the applicable Fund(s).
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.

56
Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;
Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the respective Sub-Adviser and recognized that each Sub-
Adviser and its investment personnel generally are responsible for the management of each applicable Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of each Sub-Adviser provided by the Adviser which included, among other things, information relating to the assets under management of the Sub-Adviser or applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser and/or managed by the applicable investment team. The Board further considered at the
May Meeting or prior meetings evaluations of each Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

57
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, fund performance over various periods. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to certain peer groups and/or benchmark(s); differences in the composition of the peer group over time; and differences in the types and/or levels of any leverage and related costs with that of the peer group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or peer group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods.
However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board noted that each Fund, a Nuveen exchange-traded fund (“ETF”), is actively managed. In its review, the Board received and reviewed performance information including, among other things, the net asset value performance of each Fund over the quarter periods ended December
31, 2021 and March 31, 2022. The Board considered, among other things, each Fund’s performance compared to the performance of its benchmark and certain peer rankings. The Board recognized, however, that each Fund was new with performance history too short to make a meaningful assessment of performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also generally considered the total operating expense ratio of a Nuveen fund before and after any fee waivers and/or expense reimbursements. With respect to the Nuveen ETFs, such as the Funds, however, the Board recognized that a Nuveen ETF pays a unitary fee and therefore, the Board reviewed the unitary fee compared to the gross and net management fees and net total expense ratios of a group of comparable funds (the “Peer Group”) established by Broadridge. The
Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Group and recognized that differences between the applicable fund and its respective Peer Group as well as changes to the composition of the Peer Group from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”), including the Small Cap Fund and the Large-Cap Fund, and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.

58
Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
As noted above, the Board recognized that the Nuveen ETFs pay the Adviser a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Nuveen ETFs, subject to certain exceptions. Unlike the typical fee arrangements of the other Nuveen funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees, administration fees, compliance expenses, recordkeeping expenses, marketing and shareholder service fees, distribution charges and other expenses, Nuveen ETFs pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). Under the unified fee structure, the Board recognized that the Adviser generally bears the risks of the operating costs rising (and benefits if such expenses decrease) and therefore has an incentive to be administratively efficient. As part of the Board’s analysis of the fee level of a Fund, the Independent Board Members reviewed, among other things, the unified fee compared to the gross and net management fees and net total expense ratios of its respective Peer Group.
With respect to each Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to each Sub-Adviser is the responsibility of the Adviser, not the applicable Fund(s).
The Independent Board Members noted that (a) the Dividend Growth Fund had a net management fee and a net expense ratio that were below the respective peer average; and (b) the Small Cap Fund and the Large-Cap Fund each had a net management fee and a net expense ratio that were higher than the respective peer averages. The Independent Board Members noted that the Small Cap Fund’s net expense ratio was higher than the peer set average due, in part, to differences between the Fund and a significantly larger peer. Further, with respect to the Large-Cap Fund, the Independent Board Members noted that the applicable peer set included only one other fund with a large-cap growth ESG strategy.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Advisers, such other clients may include: retail and institutional managed accounts advised by a Sub-Adviser (with respect to NAM and Winslow); hedge funds or other structured products managed by a Sub-Adviser (with respect to NAM); investment companies offered outside the Nuveen family and sub-advised by a Sub-Adviser (with respect to NAM and Winslow); foreign investment companies offered by Nuveen and sub-advised by a Sub-Adviser (with respect to NAM and Winslow); and collective investment trusts sub-advised by a Sub-
Adviser (with respect to NAM and Winslow). The Board further noted that the Adviser also advised certain additional ETFs sponsored by
Nuveen. The Board recognized that each Fund had an affiliated sub-adviser and, with respect to affiliated sub-advisers, the Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts advised by the Sub-Advisers, the hedge funds advised by NAM
(along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Similarly, with respect to foreign funds, the Board recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board considered that certain Nuveen ETFs were passively managed compared to the active management of other Nuveen funds which also contributed to the differences in fee levels between such Nuveen ETFs and the actively-managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates, as applicable. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.

59
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of each Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, each Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31,
2021 and December 31, 2020. With respect to NAM, the Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for such Sub-Adviser for the calendar years ending December 31,
2021 and December 31, 2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and each Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that, with respect to the Nuveen funds generally, although the management fee of the Adviser is typically comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules. The Board recognized that the Nuveen ETFs (including the Funds) pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Independent Board Members noted that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Independent Board Members considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a competitive fixed fee over the annual contract period even if the particular fund’s assets declined and/or operating costs rose. As the Nuveen ETFs do not have breakpoints, they do not participate in the complex-level fee programs.

60
Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders. The Board further concluded that the absence of a fund-level and/or complex-level breakpoint schedule or arrangement (as applicable) was acceptable.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. In addition, the Independent Board Members also noted that various sub-advisers
(including each Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board noted, however, that
NAM reimburses the equity funds that it sub-advises (subject to certain exceptions) for the research-related component of soft dollar commissions.
In addition, the Board noted that any benefits for a sub-adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the applicable
Fund(s) were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

61
Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
142
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
142
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
142

62
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
142
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
142
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
142
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
142

63
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
142
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
142
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
142
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
142
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).

64
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Jordan M. Farris
1980
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2019 Managing Director (since 2017), formerly Vice President (2016-2017), Head of
Product Management and Development, ETFs, Nuveen Securities, LLC; Director,
Guggenheim Funds Distributors (2013-2016).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2021); Managing Director (since 2021)
and Assistant Secretary (since 2016) of TIAA SMA Strategies LLC; Managing
Director (since 2019, formerly, Vice President and Director), Associate General
Counsel and Assistant Secretary of College Retirement Equities Fund, TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds; Managing
Director (since 2018), formerly, Vice President and Director, Associate General
Counsel and Assistant Secretary of Teachers Insurance and Annuity Association
of America, Teacher Advisors LLC and TIAA-CREF Investment Management, LLC;
Vice President (since 2017), Associate General Counsel and Assistant Secretary
(since 2011) of Nuveen Alternative Advisors LLC; General Counsel and Assistant
Secretary of Covariance Capital Management, Inc. (2014-2017).

65
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
Trey S. Stenersen
1965
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2022 Senior Managing Director of Teacher Advisors LLC and TIAA-CREF Investment
Management, LLC (since 2018); Senior Managing Director (since 2019) and Chief
Risk Officer (since 2022), formerly Head of Investment Risk Management (2017-
2022) of Nuveen; Senior Managing Director (since 2018) of Nuveen Alternative
Advisors LLC.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; Vice President and Assistant Secretary (since 2022) of Winslow Capital Management, LLC;
formerly, Vice President and Assistant Secretary of NWQ Investment Management
Company, LLC (2002-2020) and Santa Barbara Asset Management, LLC (2006-
2020) Chartered Financial Analyst.

66
Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director (since 2017), Associate General Counsel and Assistant
Secretary (since 2014) of the CREF Accounts, TIAA Separate Account VA-1, TIAA-
CREF Funds and TIAA-CREF Life Funds; Managing Director (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing Director of Nuveen, LLC
and of TIAA (since 2017).
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
NAN-ETF-1022P 2615416-INV-Y-12/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/exchange-traded-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Ms. Stone formerly served on the Board of Directors of CBOE Global Markets, Inc. (formerly, CBOE Holdings, Inc.), the Chicago Board Options Exchange, and the C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that KPMG LLP, the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended October 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen ESG International Developed Markets Equity ETF	22,810	0	0	0
Nuveen ESG Dividend ETF	17,180	0	0	0
Nuveen ESG Emerging Markets Equity ETF	23,850	0	0	0
Nuveen ESG Large-Cap ETF	17,180	0	0	0
Nuveen ESG Large-Cap Growth ETF	17,180	0	0	0
Nuveen ESG Large-Cap Value ETF	17,180	0	0	0
Nuveen ESG Mid-Cap Growth ETF	17,180	0	0	0
Nuveen ESG Mid-Cap Value ETF	17,180	0	0	0
Nuveen ESG Small-Cap ETF	17,180	0	0	0
Nuveen Dividend Growth ETF	17,180	0	0	0
Nuveen Small-Cap Select ETF	17,180	0	0	0
Nuveen Growth Opportunities ETF	19,220	0	0	0
Nuveen Winslow Large-Cap Growth ESG ETF	17,180	0	0	0

Total	$237,680	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen ESG International Developed Markets Equity ETF	0%	0%	0%	0%
Nuveen ESG Dividend ETF	0%	0%	0%	0%
Nuveen ESG Emerging Markets Equity ETF	0%	0%	0%	0%
Nuveen ESG Large-Cap ETF	0%	0%	0%	0%
Nuveen ESG Large-Cap Growth ETF	0%	0%	0%	0%
Nuveen ESG Large-Cap Value ETF	0%	0%	0%	0%
Nuveen ESG Mid-Cap Growth ETF	0%	0%	0%	0%
Nuveen ESG Mid-Cap Value ETF	0%	0%	0%	0%
Nuveen ESG Small-Cap ETF	0%	0%	0%	0%
Nuveen Dividend Growth ETF	0%	0%	0%	0%
Nuveen Small-Cap Select ETF	0%	0%	0%	0%
Nuveen Growth Opportunities ETF	0%	0%	0%	0%
Nuveen Winslow Large-Cap Growth ESG ETF	0%	0%	0%	0%

October 31, 2021	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen ESG International Developed Markets Equity ETF	19,070	0	0	0
Nuveen ESG Dividend ETF	14,540	0	0	0
Nuveen ESG Emerging Markets Equity ETF	20,070	0	0	0
Nuveen ESG Large-Cap ETF	16,540	0	0	0
Nuveen ESG Large-Cap Growth ETF	16,540	0	0	0
Nuveen ESG Large-Cap Value ETF	16,540	0	0	0
Nuveen ESG Mid-Cap Growth ETF	16,540	0	0	0
Nuveen ESG Mid-Cap Value ETF	16,540	0	0	0
Nuveen ESG Small-Cap ETF	16,540	0	0	0
Nuveen Dividend Growth ETF	14,540	0	0	0
Nuveen Small-Cap Select ETF	14,540	0	0	0
Nuveen Growth Opportunities ETF	16,500	0	0	0
Nuveen Winslow Large-Cap Growth ESG ETF	14,540	0	0	0

Total	$213,040	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Dividend Growth ETF	0%	0%	0%	0%
Nuveen Small-Cap Select ETF	0%	0%	0%	0%
Nuveen ESG International Developed Markets Equity ETF	0%	0%	0%	0%
Nuveen ESG Dividend ETF	0%	0%	0%	0%
Nuveen ESG Emerging Markets Equity ETF	0%	0%	0%	0%
Nuveen Growth Opportunities ETF	0%	0%	0%	0%
Nuveen ESG Large-Cap ETF	0%	0%	0%	0%
Nuveen ESG Large-Cap Growth ETF	0%	0%	0%	0%
Nuveen ESG Large-Cap Value ETF	0%	0%	0%	0%
Nuveen ESG Mid-Cap Growth ETF	0%	0%	0%	0%
Nuveen ESG Mid-Cap Value ETF	0%	0%	0%	0%
Nuveen ESG Small-Cap ETF	0%	0%	0%	0%
Nuveen Winslow Large-Cap Growth ESG ETF	0%	0%	0%	0%

Fiscal Year Ended October 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen ETF Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended October 31, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
NuShares ETF Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended October 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen ESG International Developed Markets Equity ET	0	0	0	0
Nuveen ESG Dividend ETF	0	0	0	0
Nuveen ESG Emerging Markets Equity ETF	0	0	0	0
Nuveen ESG Large-Cap ETF	0	0	0	0
Nuveen ESG Large-Cap Growth ETF	0	0	0	0
Nuveen ESG Large-Cap Value ETF	0	0	0	0
Nuveen ESG Mid-Cap Growth ETF	0	0	0	0
Nuveen ESG Mid-Cap Value ETF	0	0	0	0
Nuveen ESG Small-Cap ETF	0	0	0	0
Nuveen Dividend Growth ETF	0	0	0	0
Nuveen Small-Cap Select ETF	0	0	0	0
Nuveen Growth Opportunities ETF	0	0	0	0
Nuveen Winslow Large-Cap Growth ESG ETF	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended October 31, 2021	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen ESG International Developed Markets Equity ET	0	0	0	0
Nuveen ESG Dividend ETF	0	0	0	0
Nuveen ESG Emerging Markets Equity ETF	0	0	0	0
Nuveen Growth Opportunities ETF	0	0	0	0
Nuveen ESG Large-Cap Growth ETF	0	0	0	0
Nuveen ESG Large-Cap Value ETF	0	0	0	0
Nuveen ESG Mid-Cap Growth ETF	0	0	0	0
Nuveen ESG Mid-Cap Value ETF	0	0	0	0
Nuveen ESG Small-Cap ETF	0	0	0	0
Nuveen Dividend Growth ETF	0	0	0	0
Nuveen Small-Cap Select ETF	0	0	0	0
Nuveen Growth Opportunities ETF	0	0	0	0
Nuveen Winslow Large-Cap Growth ESG ETF	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”). The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). As of the end of the period covered by this report, the members of the audit committee are Jack B. Evans, William C. Hunter, John K. Nelson, Judith M. Stockdale, Albin F. Moschner and Carole E. Stone, Chair.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By (Signature and Title)	/s/ Diana R. Gonzalez
Diana R. Gonzalez
Vice President and Secretary

Date: January 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: January 9, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: January 9, 2023